  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 1998

                                            FILE NOS. 2-69062 AND 811-3091
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.

                     POST-EFFECTIVE AMENDMENT NO. 20

                                    AND/OR

                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 22
                       (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

                        MERRILL LYNCH SERIES FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

             P.O. BOX 9011                           08543-9011
         PRINCETON, NEW JERSEY                       (ZIP CODE)
    (ADDRESS OF PRINCIPAL EXECUTIVE
               OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                TERRY K. GLENN
                            800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  COPIES TO:

       PHILIP L. KIRSTEIN, ESQ.             LEONARD B. MACKEY, JR., ESQ.
    MERRILL LYNCH ASSET MANAGEMENT               ROGERS & WELLS LLP
             P.O. BOX 9011                         200 PARK AVENUE
   PRINCETON, NEW JERSEY 08543-9011           NEW YORK, NEW YORK 10166


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

                     [X] immediately upon filing pursuant to paragraph (b)

                     [_] on date pursuant to paragraph (b)

                     [_] 60 days after filing pursuant to paragraph (a)

                     [_] on (date) pursuant to paragraph (a)(1)

                     [_] 75 days after filing pursuant to paragraph (a)(2)

                     [_] on (date) pursuant to paragraph (a)(2) of rule 485.

           IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                     [_] this post-effective amendment designates a new
                       effective date for a previously filed post-effective amendment.

                   TITLE OF SECURITIES BEING REGISTERED

  Money Reserve Portfolio Common Stock, Intermediate Government Bond Portfolio Common Stock, Long Term Corporate Bond Portfolio Common Stock, High Yield Portfolio Common Stock, Capital Stock Portfolio Common Stock, Growth Stock Portfolio Common Stock, Multiple Strategy Portfolio Common Stock, Natural Re-sources Portfolio Common Stock, Global Strategy Portfolio Common Stock and Balanced Portfolio Common Stock.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                        MERRILL LYNCH SERIES FUND, INC.

                             CROSS REFERENCE SHEET

   FORM
 N-1A ITEM                                              LOCATION
 ---------                                              --------
 PART A
     1.    Cover Page..............   Cover Page
     2.    Fee Table/Synopsis......                        *
     3.    Financial Highlights....   Financial Highlights; Performance Data
     4.    General Description of
            Registrant.............   Investment Objectives and Policies of the
                                       Portfolios; Additional Information
     5.    Management of the Fund..   Investment Adviser; Directors; Portfolio
                                       Transactions and Brokerage; Additional
                                       Information
    5A.    Management's Discussion
            of Fund Performance....                        *
     6.    Capital Stock and Other
            Securities.............   Cover Page; Dividends, Distributions
                                       and Taxes; Additional Information
     7.    Purchase of Securities
            Being Offered..........   Purchase of Shares; Additional
                                       Information
     8.    Redemption or
            Repurchase.............   Redemption of Shares
     9.    Pending Legal
            Proceedings............                        *
 PART B
    10.    Cover Page..............   Cover Page
    11.    Table of Contents.......   Table of Contents
    12.    General Information and
            History................   Additional Information
    13.    Investment Objectives
            and Policies...........   Investment Objectives and Policies;
                                       Investment Restrictions; Portfolio
                                       Transactions and Brokerage
    14.    Management of the Fund..   Management of the Fund
    15.    Control Persons and
            Principal Holders of
            Securities.............   Management of the Fund; Additional
                                       Information
    16.    Investment Advisory and
            Other Services.........   Management of the Fund; Investment
                                       Advisory Arrangements
    17.    Brokerage Allocation and
            Other Practices........   Portfolio Transactions and Brokerage
    18.    Capital Stock and Other
            Securities.............                        *
    19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered..........   Determination of Net Asset Value; Redemption
                                       of Shares
    20.    Tax Status..............   Dividends, Distributions and Taxes
    21.    Underwriters............   Distribution Arrangements
    22.    Calculation of
            Performance Data.......   Performance Data
    23.    Financial Statements....   Financial Statements
 PART C

  Information required to be included in Part C is set forth under the appro-priate Item, so numbered in Part C to this Registration Statement.
--------
* Item inapplicable or answer negative.

PROSPECTUS

APRIL 23, 1998

                        MERRILL LYNCH SERIES FUND, INC.
  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

  Merrill Lynch Series Fund, Inc. (the "Fund") is an open-end management in-vestment company that is intended to meet a wide range of investment objec-tives with its ten separate portfolios (hereinafter referred to as the "Port-folios" or individually as a "Portfolio"). Each Portfolio is in effect a sepa-rate fund issuing its own shares. The shares of the Fund are sold only to sep-arate accounts (the "Separate Accounts") of the Merrill Lynch Insurance Compa-nies, as defined below, and Monarch Life Insurance Company's Variable Account A (collectively, the "Accounts") to fund the benefits under variable life in-surance policies (the "Policies") issued by Merrill Lynch Life Insurance Com-pany and ML Life Insurance Company of New York, which are indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc. (collectively, the "Merrill Lynch Insurance Companies"), and Monarch Life Insurance Company ("Monarch" and, together with the Merrill Lynch Insurance Companies, the "Insurance Com-panies"). The Accounts invest in shares of the Fund in accordance with alloca-tion instructions received from Policyowners. Such allocation rights are fur-ther described in the accompanying prospectus for the Policies. The Insurance Companies redeem shares to the extent necessary to provide benefits under the Policies. The investment objectives and certain investment policies of the Portfolios are summarized as follows:

    Money Reserve Portfolio. Preservation of capital, liquidity and the high-est possible current income consistent with the foregoing objectives by in-vesting in short-term money market securities.

    Intermediate Government Bond Portfolio. Highest possible current income consistent with the protection of capital afforded by investing in interme-diate-term debt securities issued or guaranteed by the United States Gov-ernment or its agencies.

    Long Term Corporate Bond Portfolio. As high a level of current income as is consistent with prudent investment risk by investing primarily in fixed-income, high quality corporate bonds.

    High Yield Portfolio. High current income, consistent with prudent in-vestment management, by investing principally in fixed-income securities rated in the lower categories of the established rating services.

    Capital Stock Portfolio. Long-term growth of capital and income, plus moderate current income, principally by investing in common stocks which are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as historical price/book value ratios and price/earnings ratios.

    Growth Stock Portfolio. Above average long-term growth of capital by in-vesting primarily in common stocks of aggressive growth companies that are considered to have special investment value.

    Multiple Strategy Portfolio. Highest total investment return consistent with prudent risk through a fully managed investment policy utilizing eq-uity securities, primarily common stocks of large-capitalization companies, as well as investment grade intermediate- and long-term debt securities and money market securities.

    Natural Resources Portfolio. Long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natu-ral resource assets.

    Global Strategy Portfolio. High total investment return by investing pri-marily in a portfolio of equity and fixed income securities of U.S. and foreign issuers.

    Balanced Portfolio. A level of current income and a degree of stability of principal not normally available from an investment solely in equity se-curities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by invest-ing in a balanced portfolio of fixed income and equity securities.

There can be no assurance that the objectives of any Portfolio will be real-ized. See "Investment Objectives and Policies of the Portfolios," page 13. THE MONEY RESERVE PORTFOLIO ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN IN-VESTMENT IN THE MONEY RESERVE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE HIGH YIELD PORTFOLIO INVESTS IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS--HIGH YIELD PORTFOLIO--RISK FAC-TORS."

                                ---------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADE-QUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.

                                ---------------

              MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

This Prospectus sets forth in concise form the information about the Fund that a prospective investor should know before investing in the Fund. Investors should read and retain this Prospectus for future reference. A statement con-taining additional information about the Fund has been filed with the Securi-ties and Exchange Commission (the "Commission") in a Statement of Additional Information, dated April 23, 1998 (the "Statement of Additional Information"), and can be obtained, without charge, by calling or by writing the Fund at the above telephone number or address. The Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Fund. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                                ---------------

                        MERRILL LYNCH SERIES FUND, INC.

                               ----------------

                                  PROSPECTUS

                               ----------------

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER IN-FORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE INVESTMENT ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAW-FULLY BE MADE.

                               ----------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Financial Highlights.......................................................   3
The Insurance Companies....................................................  13
Money Reserve Portfolio Yield Information..................................  13
Investment Objectives and Policies of the Portfolios.......................  13
Directors..................................................................  28
Investment Adviser.........................................................  28
Portfolio Transactions and Brokerage.......................................  30
Purchase of Shares.........................................................  30
Redemption of Shares.......................................................  30
Dividends, Distributions and Taxes.........................................  30
Performance Data...........................................................  31
Additional Information.....................................................  32
Appendix A: Money Market Securities........................................  34
Appendix B: Description of Corporate Bond Ratings..........................  36

                              FINANCIAL HIGHLIGHTS

  The financial information in the table below, in connection with shares of the Balanced Portfolio, Capital Stock Portfolio, Global Strategy Portfolio, Growth Stock Portfolio, High Yield Portfolio, Intermediate Government Bond Portfolio, Long Term Corporate Bond Portfolio, Money Reserve Portfolio, Multi-ple Strategy Portfolio and Natural Resources Portfolio, has been audited in conjunction with the annual audits of the financial statements of the Portfo-lios by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended December 31, 1997 and the independent auditors' report thereon, are included in the Statement of Additional Information. Further in-formation about the performance of each Portfolio is contained in the Fund's Annual Report, which can be obtained, without charge, upon request.

The following per share data and ratios have been derived from information pro-vided in the Fund's audited financial statements:

                                                           BALANCED PORTFOLIO
                          -----------------------------------------------------------------------------------------------
                                                                                                               FOR THE
                                                                                                                PERIOD
                                                                                                                MAY 1,
                                              FOR THE YEAR ENDED DECEMBER 31,                                  1988+ TO
                          ---------------------------------------------------------------------------------  DECEMBER 31,
                            1997     1996     1995     1994      1993     1992     1991     1990     1989        1988
                          --------  -------  -------  -------   -------  -------  -------  -------  -------  ------------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....  $  15.36  $ 14.86  $ 13.27  $ 14.62   $ 13.70  $ 13.29  $ 11.78  $ 12.25  $ 10.59     $10.00
                          --------  -------  -------  -------   -------  -------  -------  -------  -------     ------
Investment income--net..       .51      .54      .60      .61       .50      .47      .60      .64      .48        .26
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................      1.76      .83     2.07    (1.21)     1.35      .38     1.77     (.47)    1.66        .33
                          --------  -------  -------  -------   -------  -------  -------  -------  -------     ------
Total from investment
 operations.............      2.27     1.37     2.67     (.60)     1.85      .85     2.37      .17     2.14        .59
                          --------  -------  -------  -------   -------  -------  -------  -------  -------     ------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net.      (.27)    (.57)    (.62)    (.53)     (.75)    (.26)    (.68)    (.56)    (.48)       --
 Realized gain on
  investments--net......     (1.58)    (.30)    (.46)    (.22)     (.18)    (.18)    (.18)    (.08)     --         --
                          --------  -------  -------  -------   -------  -------  -------  -------  -------     ------
Total dividends and
 distributions..........     (1.85)    (.87)   (1.08)    (.75)     (.93)    (.44)    (.86)    (.64)    (.48)       --
                          --------  -------  -------  -------   -------  -------  -------  -------  -------     ------
Net asset value, end of
 period.................  $  15.78  $ 15.36  $ 14.86  $ 13.27   $ 14.62  $ 13.70  $ 13.29  $ 11.78  $ 12.25     $10.59
                          ========  =======  =======  =======   =======  =======  =======  =======  =======     ======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............     16.93%    9.76%   21.59%   (4.28)%   14.31%    6.67%   20.95%    1.57%   20.75%      5.90%#
                          ========  =======  =======  =======   =======  =======  =======  =======  =======     ======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........       .39%     .39%     .38%     .40%      .43%     .48%     .50%     .50%     .50%       .50%*
                          ========  =======  =======  =======   =======  =======  =======  =======  =======     ======
Expenses................       .39%     .39%     .38%     .40%      .43%     .48%     .50%     .50%     .66%       .70%*
                          ========  =======  =======  =======   =======  =======  =======  =======  =======     ======
Investment income--net..      3.40%    3.63%    4.47%    4.28%     3.72%    4.40%    4.91%    5.56%    5.58%      5.62%*
                          ========  =======  =======  =======   =======  =======  =======  =======  =======     ======
SUPPLEMENTAL DATA:
Net assets, end of
 period
 (in thousands).........  $108,324  $98,853  $97,181  $75,893   $88,018  $56,080  $38,128  $29,065  $27,936     $5,530
                          ========  =======  =======  =======   =======  =======  =======  =======  =======     ======
Portfolio turnover......    143.20%  234.79%   32.92%   46.94%    25.38%   33.15%   58.77%   26.84%   48.43%     42.49%
                          ========  =======  =======  =======   =======  =======  =======  =======  =======     ======
Average commission rate
 paid##.................  $  .0607  $ .0611      --       --        --       --       --       --       --         --
                          ========  =======  =======  =======   =======  =======  =======  =======  =======     ======

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of operations.
 # Aggregate total investment return.

## For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities.

                                                         CAPITAL STOCK PORTFOLIO
                     --------------------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDED DECEMBER 31,
                     --------------------------------------------------------------------------------------------------
                      1997+     1996+      1995      1994       1993      1992      1991      1990      1989     1988
                     --------  --------  --------  --------   --------  --------  --------  --------  --------  -------
INCREASE (DECREASE)
 IN NET
 ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year.  $  23.25  $  23.88  $  21.64  $  25.73   $  23.22  $  23.39  $  19.65  $  20.19  $  16.07  $ 16.27
                     --------  --------  --------  --------   --------  --------  --------  --------  --------  -------
Investment income--
 net...............       .33       .46       .41       .29        .33       .39       .45       .54       .61      .55
Realized and
 unrealized gain
 (loss) on invest-
 ments
 and foreign cur-
 rency transac-
 tions--net........      4.57      2.86      3.70     (1.50)      3.41       .16      4.97      (.44)     4.16     1.43
                     --------  --------  --------  --------   --------  --------  --------  --------  --------  -------
Total from invest-
 ment operations...      4.90      3.32      4.11     (1.21)      3.74       .55      5.42       .10      4.77     1.98
                     --------  --------  --------  --------   --------  --------  --------  --------  --------  -------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment in-
  come--net........      (.22)     (.47)     (.34)     (.28)      (.59)     (.20)     (.54)     (.52)     (.65)    (.58)
 Realized gain on
  investments--net.     (1.14)    (3.48)    (1.53)    (2.60)      (.64)     (.52)    (1.14)     (.12)      --     (1.60)
                     --------  --------  --------  --------   --------  --------  --------  --------  --------  -------
Total dividends and
 distributions.....     (1.36)    (3.95)    (1.87)    (2.88)     (1.23)     (.72)    (1.68)     (.64)     (.65)   (2.18)
                     --------  --------  --------  --------   --------  --------  --------  --------  --------  -------
Net asset value,
 end of year.......  $  26.79  $  23.25  $  23.88  $  21.64   $  25.73  $  23.22  $  23.39  $  19.65  $  20.19  $ 16.07
                     ========  ========  ========  ========   ========  ========  ========  ========  ========  =======
TOTAL INVESTMENT
 RETURN:*
Based on net asset
 value per share...     22.47%    16.54%    20.73%    (5.12)%    17.01%     2.47%    29.05%      .61%    30.20%   13.31%
                     ========  ========  ========  ========   ========  ========  ========  ========  ========  =======
RATIOS TO AVERAGE
 NET ASSETS:
Expenses...........       .41%      .40%      .41%      .39%       .38%      .41%      .40%      .40%      .41%     .40%
                     ========  ========  ========  ========   ========  ========  ========  ========  ========  =======
Investment income--
 net...............      1.38%     2.11%     1.98%     1.32%      1.43%     1.89%     2.27%     2.66%     3.45%    3.31%
                     ========  ========  ========  ========   ========  ========  ========  ========  ========  =======
SUPPLEMENTAL DATA:
Net assets, end of
 year (in thou-
 sands)............  $335,802  $289,696  $252,957  $206,647   $223,971  $202,417  $177,604  $128,511  $137,705  $99,203
                     ========  ========  ========  ========   ========  ========  ========  ========  ========  =======
Portfolio turnover.     90.19%    74.30%   130.54%    71.19%    100.12%    74.89%    63.90%    61.76%    55.41%   32.85%
                     ========  ========  ========  ========   ========  ========  ========  ========  ========  =======
Average commission
 rate paid++.......  $  .0281  $  .0264       --        --         --        --        --        --        --       --
                     ========  ========  ========  ========   ========  ========  ========  ========  ========  =======

-------
 * Total investment returns exclude insurance-related fees and expenses.

 + Based on average shares outstanding.

++ For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes com-missions paid in foreign currencies, which have been converted into U.S. dol-lars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                                                         GLOBAL STRATEGY PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------------------
                           1997+     1996+     1995+      1994       1993     1992     1991     1990     1989     1988
                          --------  --------  --------  --------   --------  -------  -------  -------  -------  ------
INCREASE (DECREASE) IN
  NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  16.80  $  15.25  $  14.54  $  15.42   $  13.23  $ 13.16  $ 12.00  $ 11.68  $ 10.41  $ 9.55
                          --------  --------  --------  --------   --------  -------  -------  -------  -------  ------
Investment income--net..       .47       .47       .52       .47        .36      .39      .41      .82      .38     .52
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................      1.35      1.56       .94      (.71)      2.61     (.01)    1.60     (.14)    1.41     .65
                          --------  --------  --------  --------   --------  -------  -------  -------  -------  ------
Total from investment
 operations.............      1.82      2.03      1.46      (.24)      2.97      .38     2.01      .68     1.79    1.17
                          --------  --------  --------  --------   --------  -------  -------  -------  -------  ------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net.      (.55)     (.39)     (.55)     (.41)      (.60)    (.17)    (.85)    (.36)    (.52)   (.31)
 Realized gain on
  investments--net......      (.63)     (.09)     (.20)     (.23)      (.18)    (.14)     --       --       --      --
                          --------  --------  --------  --------   --------  -------  -------  -------  -------  ------
Total dividends and
 distributions..........     (1.18)     (.48)     (.75)     (.64)      (.78)    (.31)    (.85)    (.36)    (.52)   (.31)
                          --------  --------  --------  --------   --------  -------  -------  -------  -------  ------
Net asset value, end of
 year...................  $  17.44  $  16.80  $  15.25  $  14.54   $  15.42  $ 13.23  $ 13.16  $ 12.00  $ 11.68  $10.41
                          ========  ========  ========  ========   ========  =======  =======  =======  =======  ======
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............     11.72%    13.78%    10.44%    (1.62)%    23.73%    3.00%   17.50%    6.01%   17.76%  12.50%
                          ========  ========  ========  ========   ========  =======  =======  =======  =======  ======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........       .45%      .42%      .44%      .48%       .45%     .50%     .50%     .50%     .50%    .50%
                          ========  ========  ========  ========   ========  =======  =======  =======  =======  ======
Expenses................       .45%      .42%      .44%      .48%       .46%     .54%     .60%     .61%     .75%    .61%
                          ========  ========  ========  ========   ========  =======  =======  =======  =======  ======
Investment income--net..      2.69%     3.02%     3.59%     3.22%      3.27%    3.84%    3.86%    8.03%    4.07%   4.90%
                          ========  ========  ========  ========   ========  =======  =======  =======  =======  ======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $248,505  $232,530  $212,683  $223,493   $182,672  $52,599  $29,893  $22,087  $13,215  $9,176
                          ========  ========  ========  ========   ========  =======  =======  =======  =======  ======
Portfolio turnover......    108.04%   160.89%    26.81%    27.31%     30.53%   43.56%   93.85%  104.19%   80.25% 131.22%
                          ========  ========  ========  ========   ========  =======  =======  =======  =======  ======
Average commission rate
 paid#..................  $  .0155  $  .0160       --        --         --       --       --       --       --      --
                          ========  ========  ========  ========   ========  =======  =======  =======  =======  ======

-------

* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding.

# For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                                                          GROWTH STOCK PORTFOLIO
                          -------------------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDED DECEMBER 31,
                          -------------------------------------------------------------------------------------------------
                            1997      1996      1995      1994       1993      1992      1991     1990      1989     1988
                          --------  --------  --------  --------   --------  --------  --------  -------   -------  -------
INCREASE (DECREASE) IN
 NET
 ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, begin-
 ning of year...........  $  27.79  $  24.06  $  19.20  $  24.65   $  23.98  $  23.31  $  16.28  $ 18.95   $ 15.57  $ 14.05
                          --------  --------  --------  --------   --------  --------  --------  -------   -------  -------
Investment income--net..       .24       .32       .15       .31        .32       .26       .25      .29       .30      .19
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency
 transactions--net......      8.01      4.24      6.13     (1.81)      1.63       .53      7.06    (2.63)     3.30     1.51
                          --------  --------  --------  --------   --------  --------  --------  -------   -------  -------
Total from investment
 operations.............      8.25      4.56      6.28     (1.50)      1.95       .79      7.31    (2.34)     3.60     1.70
                          --------  --------  --------  --------   --------  --------  --------  -------   -------  -------
LESS DIVIDENDS AND DIS-
 TRIBUTIONS:
 Investment income--net.      (.18)     (.24)     (.23)     (.30)      (.41)     (.12)     (.28)    (.33)     (.22)    (.18)
 Realized gain on
  investments--net......     (3.04)     (.59)    (1.19)    (3.65)      (.87)      --        --       --        --       --
                          --------  --------  --------  --------   --------  --------  --------  -------   -------  -------
Total dividends and
 distributions..........     (3.22)     (.83)    (1.42)    (3.95)     (1.28)     (.12)     (.28)    (.33)     (.22)    (.18)
                          --------  --------  --------  --------   --------  --------  --------  -------   -------  -------
Net asset value, end of
 year...................  $  32.82  $  27.79  $  24.06  $  19.20   $  24.65  $  23.98  $  23.31  $ 16.28   $ 18.95  $ 15.57
                          ========  ========  ========  ========   ========  ========  ========  =======   =======  =======
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............     33.75%    19.57%    35.35%    (6.93)%     8.63%     3.40%    45.31%  (12.41)%   23.20%   12.13%
                          ========  ========  ========  ========   ========  ========  ========  =======   =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .37%      .38%      .38%      .40%       .38%      .42%      .42%     .43%      .42%     .40%
                          ========  ========  ========  ========   ========  ========  ========  =======   =======  =======
Investment income--net..       .86%     1.25%      .82%     1.53%      1.35%     1.32%     1.56%    1.43%     1.69%    1.19%
                          ========  ========  ========  ========   ========  ========  ========  =======   =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $333,023  $240,666  $184,152  $101,702   $122,836  $139,062  $113,715  $52,086   $79,109  $64,549
                          ========  ========  ========  ========   ========  ========  ========  =======   =======  =======
Portfolio turnover......     84.90%    78.04%    87.66%   102.96%    160.29%    87.25%    60.48%   94.54%    78.87%   82.05%
                          ========  ========  ========  ========   ========  ========  ========  =======   =======  =======
Average commission rate
 paid**.................  $  .0630  $  .0625       --        --         --        --        --       --        --       --
                          ========  ========  ========  ========   ========  ========  ========  =======   =======  =======

-------
 * Total investment returns exclude insurance-related fees and expenses.

** For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities.

                                                         HIGH YIELD PORTFOLIO
                          ---------------------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------------------
                           1997+     1996+     1995+     1994      1993     1992     1991     1990      1989     1988
                          --------  --------  --------  -------   -------  -------  -------  -------   -------  -------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $   9.15  $   8.99  $   8.53  $  9.68   $  9.10  $  8.44  $  6.98  $  8.92   $  9.66  $  9.40
                          --------  --------  --------  -------   -------  -------  -------  -------   -------  -------
Investment income--net..       .90       .89       .93     1.00       .94     1.03     1.02     1.24      1.20     1.16
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................       .04       .16       .46    (1.17)      .62      .64     1.47    (1.94)     (.73)     .15
                          --------  --------  --------  -------   -------  -------  -------  -------   -------  -------
Total from investment
 operations.............       .94      1.05      1.39     (.17)     1.56     1.67     2.49     (.70)      .47     1.31
                          --------  --------  --------  -------   -------  -------  -------  -------   -------  -------
Less dividends from
 investment income--net.      (.90)     (.89)     (.93)    (.98)     (.98)   (1.01)   (1.03)   (1.24)    (1.21)   (1.05)
                          --------  --------  --------  -------   -------  -------  -------  -------   -------  -------
Net asset value, end of
 year...................  $   9.19  $   9.15  $   8.99  $  8.53   $  9.68  $  9.10  $  8.44  $  6.98   $  8.92  $  9.66
                          ========  ========  ========  =======   =======  =======  =======  =======   =======  =======
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............     10.74%    12.32%    17.12%   (1.88)%   18.11%   20.63%   37.77%   (8.83)%    5.08%   14.53%
                          ========  ========  ========  =======   =======  =======  =======  =======   =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........       .39%      --        --       --        --       --       --       --        --       --
                          ========  ========  ========  =======   =======  =======  =======  =======   =======  =======
Expenses................       .39%      .39%      .38%     .41%      .43%     .44%     .46%     .45%      .44%     .41%
                          ========  ========  ========  =======   =======  =======  =======  =======   =======  =======
Investment income--net..      9.67%     9.77%    10.25%   10.88%    10.17%   11.45%   12.74%   14.93%    12.64%   12.10%
                          ========  ========  ========  =======   =======  =======  =======  =======   =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $143,764  $123,643  $107,378  $82,421   $94,739  $68,034  $51,072  $34,673   $58,910  $78,343
                          ========  ========  ========  =======   =======  =======  =======  =======   =======  =======
Portfolio turnover......     60.94%    50.48%    63.39%   63.43%    73.01%   83.95%   76.34%   31.01%    70.43%   38.95%
                          ========  ========  ========  =======   =======  =======  =======  =======   =======  =======

-------
* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding.

                                                   INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------------------------
                           1997+     1996+     1995+     1994+       1993      1992      1991      1990      1989      1988
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  10.93  $  11.41  $  10.32  $  12.02   $  11.75  $  11.79  $  11.04  $  11.02  $  10.58  $  10.78
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
Investment income net...       .73       .76       .78       .75        .83       .83       .86       .92       .92       .88
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................       .15      (.49)     1.10     (1.30)       .50      (.04)      .76       .01       .44      (.27)
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
Total from investment
 operations.............       .88       .27      1.88      (.55)      1.33       .79      1.62       .93      1.36       .61
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net.      (.73)     (.75)     (.79)     (.75)      (.84)     (.83)     (.87)     (.91)     (.92)     (.81)
 Realized gain on
  investments--net......       --        --        --       (.39)      (.22)      --        --        --        --        --
 In excess of realized
  gain on investments--
  net...................       --        --        --       (.01)       --        --        --        --        --        --
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
Total dividends and
 distributions..........      (.73)     (.75)     (.79)    (1.15)     (1.06)     (.83)     (.87)     (.91)     (.92)     (.81)
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
Net asset value, end of
 year...................  $  11.08  $  10.93  $  11.41  $  10.32   $  12.02  $  11.75  $  11.79  $  11.04  $  11.02  $  10.58
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............      8.42%     2.61%    18.87%    (4.78)%    11.20%     7.03%    15.57%     8.98%    13.46%     5.76%
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .37%      .38%      .38%      .37%       .36%      .40%      .39%      .40%      .41%      .40%
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
Investment income--net..      6.74%     6.85%     7.22%     6.89%      6.42%     7.03%     7.82%     8.50%     8.53%     8.21%
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $222,212  $221,863  $239,340  $218,611   $284,495  $269,254  $261,434  $231,672  $224,531  $194,568
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
Portfolio turnover......     41.23%    29.35%    57.38%   140.55%    113.61%    80.54%   138.41%   129.98%   227.15%   258.98%
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========

-------
* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding.

                                                     LONG TERM CORPORATE BOND PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------------------------
                           1997+     1996+     1995+     1994+       1993      1992      1991      1990      1989      1988
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  11.53  $  12.02  $  10.72  $  12.59   $  12.07  $  12.06  $  11.21  $  11.36  $  10.91  $  10.93
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
Investment income--net..       .79       .80       .83       .81        .83       .90       .96       .98      1.00       .97
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................       .18      (.50)     1.30     (1.42)       .68       .02       .85      (.15)      .45      (.10)
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
Total from investment
 operations.............       .97       .30      2.13      (.61)      1.51       .92      1.81       .83      1.45       .87
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net
  ......................     (.78)      (.79)     (.83)     (.82)      (.83)     (.91)     (.96)     (.98)    (1.00)     (.89)
 Realized gain on in-
  vestments--net........       --        --        --       (.44)      (.16)      --        --        --        --        --
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
Total dividends and dis-
 tributions.............      (.78)     (.79)     (.83)    (1.26)      (.99)     (.91)     (.96)     (.98)    (1.00)     (.89)
                          --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
Net asset value, end of
 year...................  $  11.72  $  11.53  $  12.02  $  10.72   $  12.59  $  12.07  $  12.06  $  11.21  $  11.36  $  10.91
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............      8.80%     2.77%    20.66%    (5.13)%    13.01%     8.05%    17.01%     7.83%    13.96%     8.20%
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .38%      .39%      .40%      .39%       .38%      .43%      .42%      .43%      .44%      .42%
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
Investment income--net..      6.87%     6.90%     7.32%     7.16%      6.65%     7.51%     8.35%     8.81%     9.01%     8.88%
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $124,746  $117,988  $125,033  $111,878   $139,321  $126,864  $128,396  $119,237  $126,655  $110,353
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
Portfolio turnover......    107.02%    92.45%   110.49%   134.53%    110.53%    93.10%   124.58%   107.36%   138.89%   175.86%
                          ========  ========  ========  ========   ========  ========  ========  ========  ========  ========

-------
* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding.

                                                           MONEY RESERVE PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------------------------------
                           1997+      1996      1995      1994      1993      1992      1991      1990      1989      1988
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Investment income--net..       .05       .05       .06       .04       .03       .04       .06       .08       .09       .07
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total from investment
 operations.............       .05       .05       .06       .04       .03       .04       .06       .08       .09       .07
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net.      (.05)     (.05)     (.06)     (.04)     (.03)     (.04)     (.06)     (.08)     (.09)     (.07)
 Realize gain on
  investments--net......       -- +      -- +      --        --        --        --        --        --        --        --
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 Total dividends and
  distributions:........      (.05)     (.05)     (.06)     (.04)     (.03)     (.04)     (.06)     (.08)     (.09)     (.07)
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 year...................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............      5.43%     5.33%     5.81%     4.04%     3.08%     3.77%     6.11%     8.26%     9.30%     7.48%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .36%      .36%      .35%      .36%      .36%      .39%      .38%      .39%      .38%      .39%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
Investment income--net,
 and realized gain on
 investments--net.......      5.30%     5.16%     5.67%     4.00%     3.03%     3.77%     5.97%     7.92%     8.93%     7.26%
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $525,717  $557,690  $568,439  $583,992  $546,710  $647,190  $798,020  $935,463  $816,661  $806,119
                          ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

-------
* Total investment returns exclude insurance-related fees and expenses. + Amount is less then $.01 per share.

                                                            MULTIPLE STRATEGY PORTFOLIO
                   -----------------------------------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDED DECEMBER 31,
                   -----------------------------------------------------------------------------------------------------------
                     1997+       1996+       1995+       1994+         1993        1992        1991        1990        1989
                   ----------  ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
INCREASE
 (DECREASE) IN
 NET ASSET
 VALUE:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 year...........   $    17.13  $    17.24  $    16.22  $    19.84   $    18.70  $    18.32  $    15.45  $    15.56  $    13.64
                   ----------  ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
Investment
 income--net....          .47         .53         .56         .50          .54         .61         .72         .99         .79
Realized and
 unrealized gain
 (loss) on
 investments and
 foreign
 currency
 transactions--
 net............         2.57        1.63        2.03       (1.39)        2.30         .17        3.13        (.27)       2.02
                   ----------  ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
Total from
 investment
 operations.....         3.04        2.16        2.59        (.89)        2.84         .78        3.85         .72        2.81
                   ----------  ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS
 AND
 DISTRIBUTIONS:
Investment
 income--net....         (.29)       (.60)       (.48)       (.57)        (.88)       (.32)       (.98)       (.83)       (.89)
Realized gain on
 investments--
 net............         (.91)      (1.67)      (1.09)      (2.16)        (.82)       (.08)        --          --          --
                   ----------  ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
Total dividends
 and
 distributions..        (1.20)      (2.27)      (1.57)      (2.73)       (1.70)       (.40)       (.98)       (.83)       (.89)
                   ----------  ----------  ----------  ----------   ----------  ----------  ----------  ----------  ----------
Net asset value,
 end of year....   $    18.97  $    17.13  $    17.24  $    16.22   $    19.84  $    18.70  $    18.32  $    15.45  $    15.56
                   ==========  ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
TOTAL INVESTMENT
 RETURN:*
Based on net
 asset value per
 share..........        19.17%      14.32%      17.55%      (5.05)%      16.66%       4.35%      25.97%       4.91%      21.31%
                   ==========  ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
RATIOS TO AVERAGE
 NET ASSETS:
Expenses........          .39%        .39%        .38%        .38%         .36%        .40%        .39%        .41%        .39%
                   ==========  ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
Investment
 income--net....         2.65%       3.26%       3.44%       2.97%        2.91%       3.26%       4.17%       6.07%       5.15%
                   ==========  ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
SUPPLEMENTAL
 DATA:
Net assets, end
 of year (in
 thousands).....   $1,329,531  $1,211,185  $1,169,357  $1,082,083   $1,237,336  $1,137,022  $1,152,395  $1,018,054  $1,163,578
                   ==========  ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
Portfolio
 turnover.......       108.41%     143.82%     140.83%      68.12%       91.08%      67.71%      95.48%     106.39%     142.47%
                   ==========  ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
Average
 commission rate
 paid++.........   $    .0233  $    .0246         --          --           --          --          --          --          --
                   ==========  ==========  ==========  ==========   ==========  ==========  ==========  ==========  ==========
                      1988
                   -----------
INCREASE
 (DECREASE) IN
 NET ASSET
 VALUE:
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 year...........   $    13.01
                   -----------
Investment
 income--net....          .77
Realized and
 unrealized gain
 (loss) on
 investments and
 foreign
 currency
 transactions--
 net............          .67
                   -----------
Total from
 investment
 operations.....         1.44
                   -----------
LESS DIVIDENDS
 AND
 DISTRIBUTIONS:
Investment
 income--net....         (.61)
Realized gain on
 investments--
 net............         (.20)
                   -----------
Total dividends
 and
 distributions..         (.81)
                   -----------
Net asset value,
 end of year....   $    13.64
                   ===========
TOTAL INVESTMENT
 RETURN:*
Based on net
 asset value per
 share..........        11.49%
                   ===========
RATIOS TO AVERAGE
 NET ASSETS:
Expenses........          .40%
                   ===========
Investment
 income--net....         5.23%
                   ===========
SUPPLEMENTAL
 DATA:
Net assets, end
 of year (in
 thousands).....   $1,190,469
                   ===========
Portfolio
 turnover.......       147.43%
                   ===========
Average
 commission rate
 paid++.........          --
                   ===========

-------
 * Total investment returns exclude insurance-related fees and expenses.

 + Based on average shares outstanding.

++ For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                       FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                   NATURAL RESOURCES PORTFOLIO
                          ----------------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------------------------------------------------------------
                           1997+     1996+    1995     1994     1993     1992    1991    1990      1989     1988
                          -------   -------  -------  -------  -------  ------  ------  -------   -------  -------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  9.19   $  8.17  $  7.43  $  7.53  $  7.01  $ 7.04  $ 7.18  $  7.84   $  6.43  $  7.46
                          -------   -------  -------  -------  -------  ------  ------  -------   -------  -------
Investment income--net..      .14       .16      .17      .17      .13     .21     .27      .21       .19      .17
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................    (1.14)     1.03      .73     (.10)     .66    (.12)   (.14)    (.69)     1.41    (1.06)
                          -------   -------  -------  -------  -------  ------  ------  -------   -------  -------
Total from investment
 operations.............    (1.00)     1.19      .90      .07      .79     .09     .13     (.48)     1.60     (.89)
                          -------   -------  -------  -------  -------  ------  ------  -------   -------  -------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--
  net...................     (.07)     (.17)    (.16)    (.17)    (.27)   (.12)   (.27)    (.18)     (.19)    (.14)
 Realized gain on
  investments--net......      --        --       --       --       --      --      --       --        --       --
                          -------   -------  -------  -------  -------  ------  ------  -------   -------  -------
Total dividends and
 distributions..........     (.07)     (.17)    (.16)    (.17)    (.27)   (.12)   (.27)    (.18)     (.19)    (.14)
                          -------   -------  -------  -------  -------  ------  ------  -------   -------  -------
Net asset value, end of
 year...................  $  8.12   $  9.19  $  8.17  $  7.43  $  7.53  $ 7.01  $ 7.04  $  7.18   $  7.84  $  6.43
                          =======   =======  =======  =======  =======  ======  ======  =======   =======  =======
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............   (10.97)%   14.72%   12.22%     .88%   11.65%   1.35%   1.67%   (6.18)%   25.23%  (12.17)%
                          =======   =======  =======  =======  =======  ======  ======  =======   =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........      .50%      .50%     .47%     .50%     .50%    .50%    .50%     .50%      .50%     .48%
                          =======   =======  =======  =======  =======  ======  ======  =======   =======  =======
Expenses................      .59%      .57%     .47%     .59%     .59%    .82%    .74%     .63%      .64%     .48%
                          =======   =======  =======  =======  =======  ======  ======  =======   =======  =======
Investment income--net..     1.65%     1.79%    1.99%    2.23%    2.00%   2.84%   3.12%    2.76%     2.81%    2.22%
                          =======   =======  =======  =======  =======  ======  ======  =======   =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $17,352   $25,029  $21,035  $21,455  $18,437  $7,987  $8,030  $11,256   $13,405  $10,007
                          =======   =======  =======  =======  =======  ======  ======  =======   =======  =======
Portfolio turnover......    24.10%    31.29%   38.50%   48.16%   65.26%  32.14%  30.20%   56.60%   113.38%   45.95%
                          =======   =======  =======  =======  =======  ======  ======  =======   =======  =======
Average commission rate
 paid#..................  $ .0283   $ .0231      --       --       --      --      --       --        --       --
                          =======   =======  =======  =======  =======  ======  ======  =======   =======  =======

-------

* Total investment returns exclude insurance-related fees and expenses.

# For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes com-missions paid in foreign currencies, which have been converted into U.S. dol-lars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

+ Based on average shares outstanding.

                            THE INSURANCE COMPANIES

  Shares of the Fund are sold only to the Separate Accounts of the Merrill Lynch Insurance Companies and Variable Account A of Monarch as the investment base for variable life insurance policies issued by the Merrill Lynch Insur-ance Companies and Monarch. Accordingly, the interest of a Policyowner in the shares is subject to the terms of the Policy and is described in the accompa-nying prospectus for the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. That Prospectus describes the re-lationship between increases or decreases in the net asset value of the Fund's shares and any distributions in such shares, and the benefits provided under a Policy. The rights of the Accounts as shareholders should be distinguished from the rights of a Policyowner which are described in the Policies. Refer-ence to "shareholder" or "shareholders" in this Prospectus shall refer to the Accounts.

  It is possible that differences might arise among the Accounts and that such differences could be considered material conflicts. Such a material conflict could arise due to changes in the law (such as state insurance law or federal tax law) which affect the various Accounts. It could also arise by reason of differences in voting instructions from Policyowners of one or more of the Merrill Lynch Insurance Companies or Monarch, or for other reasons. The Insur-ance Companies will monitor events to identify such conflicts and to determine how to respond to such conflicts. If such a conflict occurs, an Insurance Com-pany may be required to eliminate one or more divisions of its Account invest-ing in the Fund or substitute a new Portfolio for a Portfolio in which a divi-sion invests.

                            MONEY RESERVE PORTFOLIO
                               YIELD INFORMATION

  Set forth below is yield information for the Money Reserve Portfolio for the seven-day period ended December 31, 1997, computed to exclude realized and unrealized gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same period. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease the yield.

   7-day Annualized Yield:
   Excluding gains and losses....   5.49%
   Compounded Annualized Yield...   5.64%
   Average maturity of portfolio
    at end of period............. 71 days

                           INVESTMENT OBJECTIVES AND
                          POLICIES OF THE PORTFOLIOS

INVESTMENT OBJECTIVES

  Each Portfolio of the Fund has its own investment objective(s), which it pursues through separate investment policies as described below. The differ-ences in objectives and policies among the Portfolios can be expected to af-fect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. Each Portfolio is classified as "diversi-fied," as defined in the Investment Company Act of 1940 (the "Investment Com-pany Act"), except that the Natural Resources Portfolio and Global Strategy Portfolio are classified as "non-diversified." The classification and the in-vestment objectives of each Portfolio discussed below may not be changed with-out the approval of the holders of a majority of the outstanding shares of each Portfolio affected. Each of the Portfolios may engage in certain of the portfolio strategies described under "Other Portfolio Strategies" below. There can be no assurances that any Portfolio will realize its objective(s).

  No Portfolio other than the High Yield Portfolio invests in fixed-income se-curities that are rated below investment grade (i.e., securities rated Ba-1 or below by Moody's Investors Service, Inc. ("Moody's") or BB+ or below by Stan-dard & Poor's Ratings Group ("Standard & Poor's") at the time of investment. However, securities purchased by a Portfolio may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judg-ment of Merrill Lynch Asset Management, L.P., the Fund's investment adviser (the "Investment Adviser" or "MLAM"), it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have specula-tive characteristics which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions.

  The U.S. Treasury Department has enacted regulations prescribing diversifi-cation standards to be met by investment company portfolios to which the in-vestment base for any variable life insurance policy has been allocated as a condition to such policies being treated as life insurance contracts under the Internal Revenue Code of 1986, as amended (the "Code"). The regulations limit the percentage of the total assets of any investment company portfolio that may be invested in securities of any five or fewer issuers, including a re-quirement that no more than 55% of a portfolio's total assets be invested in the securities of any one issuer. Direct obligations of the U.S. Treasury, however, are excepted from the diversification requirements. Each government agency or instrumentality issuing, guaranteeing or insuring securities is treated as a separate issuer for purposes of the di-versification standards.

MONEY RESERVE PORTFOLIO

  The investment objectives of the Money Reserve Portfolio are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Portfolio will invest in short-term U.S. Government securities (including government agency securities), bank certifi-cates of deposit, including variable rate certificates of deposit, and bank-ers' acceptances, short-term corporate debt securities (such as commercial pa-per), variable amount master demand notes, insurance company funding agree-ments and repurchase and reverse repurchase agreements. The types of money market securities in which the Money Reserve Portfolio may invest are de-scribed more fully in Appendix A hereto.

  The Money Reserve Portfolio may not invest in any security that is not a short-term money market security. For purposes of the investment policies of the Money Reserve Portfolio, the Fund defines short-term money market securi-ties as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Fund ex-pects that substantially all the assets of the Money Reserve Portfolio will be invested in securities maturing in less than one year, but at times some por-tion may have maturities of up to 25 months. The dollar-weighted average matu-rity of the Money Reserve Portfolio's assets will not exceed 90 days.

  The Money Reserve Portfolio's investments in short-term corporate debt and bank money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Fund. The Money Reserve Portfolio's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from an NRSRO a rating, with respect to a class of debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for such obligations or, if not rated, will be of comparable qual-ity as determined by the Directors of the Fund. Currently, there are six
NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's, Standard & Poor's and Thomson Bank Watch, Inc.

  A regulation of the Securities and Exchange Commission limits investments by the Money Reserve Portfolio in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Money Reserve Port-folio's total assets be invested in securities that have a rating lower than the high-est rating.

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

  The investment objective of the Intermediate Government Bond Portfolio is to obtain the highest current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaran-teed by the U.S. Government or its agencies. Accordingly, the Intermediate Government Bond Portfolio may invest only in securities issued or guaranteed by the U.S. Government or its agencies with a maximum maturity not to exceed fifteen years. Depending on market conditions, an average portfolio maturity of six to eight years is anticipated. U.S. Government and U.S. Government agency securities are described in Appendix A hereto. When, in the opinion of management, prevailing market or economic conditions warrant, a portion of the Intermediate Government Bond Portfolio may be invested in money market securi-ties or a liquid asset fund to effectively utilize cash reserves.

  Certain of the securities in which the Intermediate Government Bond Portfo-lio invests are supported by the full faith and credit of the U.S. Government, such as U.S. Treasury obligations. Other of the securities in which the Port-folio invests are not supported by the full faith and credit of the U.S. Gov-ernment but are issued by U.S. Government agencies or government-sponsored en-terprises. Such securities are generally supported only by the credit of the federal agency or enterprise issuing the security and are generally considered to have a low principal risk. However, because of the longer-term maturities of the securities in which the Portfolio will invest, interest rate fluctua-tions may adversely affect the market value of such securities. As interest rates rise, the value of fixed-income securities will fall, adversely affect-ing the net asset value of the Portfolio.

  The Portfolio should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Portfolio may not be appropriate as the exclusive in-vestment to fund a variable life insurance policy ("Policy") for all Policy owners.

  The Intermediate Government Bond Portfolio may invest in securities the po-tential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). See "Transactions in Options, Futures and Currency."

LONG TERM CORPORATE BOND PORTFOLIO

  The primary investment objective of the Long Term Corporate Bond Portfolio is to provide as high a level of current income as is believed to be consis-tent with prudent investment risk. An additional objective is to seek preser-vation of shareholders' capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in straight debt securities that have a rating within the three highest grades as determined by Standard & Poor's (AAA, AA or A) or Moody's (Aaa, Aa or A).

  From time to time, up to 20% of the Long Term Corporate Bond Portfolio's to-tal assets may be invested in straight debt securities that are not rated within the three highest grades of Standard & Poor's or Moody's as described above, or in convertible debt securities, convertible preferred and preferred stocks that have a rating within the three highest grades of Standard & Poor's or Moody's applicable to such securities.

  The Long Term Corporate Bond Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

  When in the opinion of management prevailing market or economic conditions warrant, a substantial portion of the Long Term Corporate Bond Portfolio may be invested in money market securities.

  The principal risk of the Portfolio should be minimized by the quality of the bonds in which it will invest, but the long maturities that typically pro-vide the best yield will subject the Portfolio to possible substantial price changes resulting from market yield fluctuations. The market price of fixed-income securities such as those purchased by the Portfolio is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Portfolio.

  The Portfolio should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Portfolio may not be appropriate as the exclusive investment to fund a variable life insur-ance policy ("Policy") for all Policy owners.

  The Long Term Corporate Bond Portfolio may invest in securities the poten-tial return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). See "Transactions in Options, Futures and Currency."

HIGH YIELD PORTFOLIO

  The primary investment objective of the High Yield Portfolio is to obtain as high a level of current income as is believed to be consistent with prudent investment management. As a secondary objective, the High Yield Portfolio seeks capital appreciation when consistent with its primary objective. The High Yield Portfolio seeks to achieve its investment objectives by investing principally in fixed-income securities, including corporate bonds and notes, convertible securities and preferred stocks, that are rated in the lower rat-ing categories of the established rating services (Baa or lower by Moody's and BBB or lower by Standard & Poor's), or, if unrated, are of comparable quality. Additional information regarding various bond ratings is set forth in Appendix B hereto. Securities rated Ba or lower by Moody's and BB or lower by Standard & Poor's, commonly known as "junk bonds," are considered by those rating agen-cies to have varying degrees of speculative characteristics. Consequently, al-though they can be expected to provide higher yields, such securities may be subject to greater market fluctuations and risk of loss of income and princi-pal than lower yielding, higher-rated fixed-income securities. Investment in such high-yield securities entails relatively greater risk of loss of income or principal. Purchasers should carefully assess the risks associated with an investment in this Portfolio.

  The Portfolio should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Portfolio may not be appropriate as the exclusive investment to fund a variable life insur-ance policy ("Policy") for all Policy owners.

  The High Yield Portfolio anticipates that under normal circumstances more than 80% of its total assets will be invested in fixed-income securities, in-cluding convertible and non-convertible debt securities and preferred stock.

The remaining assets of the Portfolio may be held in cash or cash equivalents. The High Yield Portfolio does not intend to invest in common stocks, rights or other equity securities, but may acquire or hold such securities (if consis-tent with its objectives) when they are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion, ex-change or restructuring of fixed-income securities.

  Selection and supervision by the management of the Fund of investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors which may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The Investment Ad-viser's analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing require-ments, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and antic-ipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and inter-est rates, the availability of new investment opportunities, and the economic outlook for specific industries. While the Investment Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the High Yield Portfolio may invest, without limit, in unrated securities. As a result, the High Yield Portfolio's ability to achieve its in-vestment objective may depend on the Investment Adviser's own credit analysis to a greater extent than the Portfolios that invest in higher-rated securi-ties. Although the High Yield Portfolio will invest primarily in lower-rated securities, it will not invest in securities rated at the time of investment in the lowest rating categories (Ca or below for Moody's and CC or below for Standard & Poor's) unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securi-ties is stronger than would otherwise be indicated by such low ratings. Secu-rities which are subsequently downgraded may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so.

  When changing economic conditions and other factors cause the yield differ-ence between lower-rated and higher-rated securities to narrow, the High Yield Portfolio may purchase higher-rated securities if the Investment Adviser be-lieves that the risk of loss of income and principal may be substantially re-duced with only a relatively small reduction in yield. In addition, under unu-sual market or economic conditions, the High Yield Portfolio for temporary de-fensive purposes may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, cer-tificates of deposit, bankers' acceptances and other bank obligations, commer-cial paper rated in the highest category by an established rating agency, or other fixed-income securities deemed by the Investment Adviser to be consis-tent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income secu-rities.

  Risk Factors. Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securi-ties. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience finan-cial stress, especially if such issuers are highly leveraged. In addition, the market for junk bonds is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer devel-opments, or the issuer's inability to meet specific projected business fore-casts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to claims of other creditors of the issuer. While the High Yield Portfolio does not nor-mally invest in high-yield securities that, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Portfolio purchases a particular se-curity, in which case the Portfolio may experience losses and incur costs.

  Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the High Yield Portfolio. If a call were exercised by the issuer during a period of declining interest rates, the High Yield Portfolio likely would have to replace such called security with a lower yielding security, thus decreasing the net in-vestment income to the High Yield Portfolio and dividends to shareholders.

  In an effort to minimize the risk of issuer default or bankruptcy, the High Yield Portfolio diversifies its holdings among many issuers. However, there can be no assurance that diversification will protect the High Yield Portfolio from widespread defaults brought about by a sustained economic downturn.

  Junk bonds tend to be more volatile than higher-rated fixed-income securi-ties, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securi-ties, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the High Yield Portfolio receives for its securities to be reduced, or the Portfolio may experience difficulty in liquidating a portion of its portfolio when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Portfolio's securities than in the case of securities trading in a more liquid market.

  Adverse publicity and investor perceptions, which may not be based on funda-mental analysis, also may decrease the value and liquidity of junk bonds, par-ticularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the High Yield Portfo-lio's net asset value. In addition, the High Yield Portfolio may incur addi-tional expenses to the extent that it is required to seek recovery upon a de-fault on a portfolio holding or to participate in the restructuring of the ob-ligation.

  The table below shows the average monthly dollar-weighted market value, by Standard & Poor's rating category, of debt securities held by the Portfolio during the year ended December 31, 1997.

                                                                                    % MARKET VALUE
                                                                                    DOLLAR-WEIGHTED
RATING                       % NET ASSETS                                           CORPORATE BONDS
------                       ------------                                           ---------------
AAA                               --                                                       --
BBB                               3.1                                                      3.6
BB                               26.9                                                     30.7
B                                50.7                                                     58.2
CCC                               2.8                                                      3.3
C                                 --                                                       --
D                                 --                                                       --
NR*                               3.6                                                      4.2
                                                                                        ------
                                                                                        100.00%
                                                                                        ======

-------

* Bonds which are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any such organization. With respect to the percentage of the Portfolio's assets invested in such securities, the Investment Adviser believes that 1.0% are of comparable quality to bonds rated BBB, 1.0% are of comparable quality to bonds rated BB, 0.2% are of comparable quality to bonds rated B and 1.4% are of comparable quality to bonds rated CCC. This determination is based on the Investment Adviser's own internal evaluation and does not necessarily reflect how such securities would be rated by Standard & Poor's if it were to rate the securities.

CAPITAL STOCK PORTFOLIO

  The Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. The Capital Stock Portfolio generally invests in equity securities that are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as historical price/book value ratios and price/earnings ratios. When market or financial conditions warrant, the Capital Stock Portfolio may temporarily make defensive investments in other securities, including non-convertible, long-term debt se-curities, "deep discount" corporate debt securities of investment grade, con-vertible securities or cash or money market securities to produce interest income.

  The Capital Stock Portfolio may seek to hedge against adverse currency fluc-tuations of its non-dollar denominated securities and other assets and liabil-ities by engaging in currency transactions, such as currency swaps and purchasing and selling op-tions on currencies. See "Transactions in Options, Futures and Currency."

GROWTH STOCK PORTFOLIO

  The investment objective of the Growth Stock Portfolio is to seek long-term growth of capital by investing in a diversified portfolio of securities, pri-marily common stocks, of aggressive growth companies that the Investment Ad-viser believes have special investment value. Companies are selected on the basis of their long-term potential for expanding their earnings, profitability and size or for gaining increased market recognition for their securities. Current income is not a factor in the selection of such securities. While ag-gressive growth companies may present above-average risks, properly selected companies of this type also have the potential to increase their earnings at a rate in excess of the general growth of the economy. The Growth Stock Portfo-lio attempts to achieve its objective by focusing on the long-range view of a company's prospects through a fundamental analysis of its management, finan-cial structure, product development, marketing ability and other relevant fac-tors. Full realization of the market potential of these companies frequently takes time, and for this reason, the Growth Stock Portfolio should be consid-ered as a long-term investment and not as a vehicle for seeking short-term profits.

  The investment emphasis of the Growth Stock Portfolio is on equities, pri-marily common stocks and, to a lesser extent, securities convertible into com-mon stocks and rights to subscribe for common stocks, and the Growth Stock Portfolio maintains at least 80% of its total assets invested in equity secu-rities of growth companies except during defensive periods. The Growth Stock Portfolio may, as a temporary defensive measure and to provide for redemp-tions, hold other types of securities including non-convertible preferred stocks and debt securities, government and money market securities or cash, in such proportions as, in the opinion of management, prevailing market or eco-nomic conditions warrant.

MULTIPLE STRATEGY PORTFOLIO

  The investment objective of the Multiple Strategy Portfolio is to seek a high total investment return consistent with prudent risk through a fully man-aged investment policy utilizing equity, intermediate- and long-term debt and money market securities. Total investment return consists of current income, including dividends, interest, and discount accruals, and capital apprecia-tion. The Investment Adviser may vary the composition of the Portfolio from time to time based upon an evaluation of economic and market trends and the anticipated relative total return available from a particular type of securi-ty. Accordingly, the Multiple Strategy Portfolio may, at any given time, be substantially invested in equity securities, bonds and notes or money market securities. Achieving this objective depends on management's abilities to as-sess the effect of economic and market trends on different sectors of the mar-ket.

  The Multiple Strategy Portfolio may invest in those money market securities that are eligible investments for the Fund's Money Reserve Portfolio as set forth in Appendix A hereto. It may also invest in intermediate and long-term debt securities, including convertible securities, and in preferred and con-vertible preferred stocks that are rated at the time of purchase BBB or better by Standard & Poor's or Baa or better by Moody's, or in unrated securities of comparable quality, and will invest primarily in such securities that are rated A or better by either rating agency. The common stocks in which the Portfolio will invest will be primarily stocks of large-capitalization quality companies. Generally, the characteristics of such companies include a strong balance sheet, good financial resources, a satisfactory rate of return on cap-ital, a good industry position and superior management skills. The Investment Adviser believes that companies that conform most closely to these character-istics tend to exhibit generally consistent earnings growth.

  The Multiple Strategy Portfolio may also invest in equity and debt securi-ties of foreign issuers, including non-U.S. dollar denominated equity and debt securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. As a matter of operating policy, the Multiple Strategy Portfolio will limit its investment in foreign securities to 25% of its total assets, taken at mar-ket value at the time of each investment.

  The Multiple Strategy Portfolio may seek to hedge against adverse currency fluctuations of its non-dollar denominated securities and other assets and li-abilities by engaging in currency transactions, such as currency swaps and purchasing and selling options on currencies. The Portfolio is also authorized to purchase and to write (i.e., sell) call and put options on securities held in its portfolio, securities indicies whose performance is substantially cor-related with securities held in its portfolio, or on securities it intends to purchase and to purchase put options on securities held in its portfolio, and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities). See "Transactions in Options, Futures and Currency."

  Because of the fully managed approach of the Portfolio, portfolio turnover may be greater, resulting in increased brokerage charges to the Portfolio.

NATURAL RESOURCES PORTFOLIO

  The investment objectives of the Natural Resources Portfolio are to achieve long-term growth of capital and to protect the purchasing power of sharehold-ers' capital by investing primarily in a portfolio of equity securities (e.g., common stocks and securities convertible into common stocks) of domestic and foreign companies with substantial natural resource assets. The Portfolio also may invest in debt, preferred or convertible securities, the value of which is related to the market value of some natural resource asset ("asset-based secu-rities"). See "Asset-Based Securities" below. Management of the Fund will seek to identify companies or asset-based securities it believes are attractively priced relative to the intrinsic value of the underlying natural resource as-sets or are especially well positioned to benefit during particular portions of inflationary cycles.

  IN SEEKING TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL, THE PORTFOLIO HAS RESERVED THE RIGHT, WHEN MANAGEMENT OF THE FUND ANTICIPATES SIG-NIFICANT ECONOMIC, POLITICAL OR FINANCIAL INSTABILITY, SUCH AS HIGH INFLATION-ARY PRESSURES OR UPHEAVAL IN THE FOREIGN CURRENCY EXCHANGE MARKETS, TO INVEST A MAJORITY OF THE PORTFOLIO'S ASSETS IN COMPANIES THAT EXPLORE FOR, EXTRACT, PROCESS OR DEAL IN GOLD OR IN ASSET-BASED SECURITIES INDEXED TO THE VALUE OF GOLD BULLION. Such a switch in investment strategies could require the Portfo-lio to liquidate portfolio securities and incur transaction costs. The Fund has been advised by one of the Insurance Companies that, in the Insurance Company's opinion, it is uncertain under the current federal tax law whether the Portfolio may concentrate its investments in gold and gold-related securi-ties without adversely affecting the federal tax status of the Policies. Ac-cordingly, the Insurance Company has requested, and management of the Fund has agreed, that the Natural Resources Portfolio will not concentrate its invest-ments in such securities until the Insurance Company has advised the Fund that such uncertainty has been resolved favorably.

  Management attempts to achieve the investment objectives of the Portfolio by seeking to identify securities of companies that, in its opinion, are under-valued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural re-source assets are materials derived from natural sources that have economic value. The Fund will consider a company to have substantial natural resource assets when, in management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refin-ing, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, sil-ver and platinum), ferrous and nonferrous metals (e.g., iron, steel, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), timberland, undeveloped real property and agricultural commodities. The Portfolio presently does not intend to invest directly in natural resource assets or contracts related thereto.

  Management of the Fund believes that, based upon past performance, the secu-rities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during dif-ferent stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during partic-ular portions of such inflationary cycles. The Portfolio's fully managed in-vestment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments.

  The Portfolio at all times, except during defensive periods, will maintain at least 65% of its total assets invested in companies with substantial natu-ral resource assets or in asset-based securities. Current income from divi-dends and interest will not be a primary consideration in selecting securi-ties. The Portfolio reserves the right, as a temporary defensive measure and to provide for redemptions, to hold short-term U.S. Government securities, money market securities, including repurchase agreements, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. Except during extraordinary periods, the Portfolio would not expect that such securities or cash held for redemption would exceed 20% of its total assets.

  Risk Factors. As indicated above, under certain circumstances, the Natural Resources Portfolio has reserved the right to invest a majority of its assets in gold-related companies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such peri-ods. In addition, the instability of gold prices may result in volatile earn-ings of gold-related companies which, in turn, may affect adversely the finan-cial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

  The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, the People's Republic of China, the Philippines and Australia. Sales of gold by Russia and China are largely unpredictable and of-ten relate to political and economic considerations rather than to market forces. Economic, social and political developments within South Africa may affect significantly South African gold production.

  See "Other Portfolio Strategies--Foreign Securities" for special considera-tions in investments in foreign securities.

  The Portfolio should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Portfolio may not be appropriate as the exclusive investment to fund a variable life insur-ance policy ("Policy") for all Policy owners.

  The Natural Resources Portfolio may seek to hedge against adverse currency fluctuations of its non-dollar denominated securities and other assets and li-abilities by engaging in currency transactions, such as currency swaps and purchasing and selling options on currencies. The Portfolio is also authorized to purchase and to write (i.e., sell) call and put options on securities held in its portfolio, securities indicies whose performance is substantially cor-related with securities held in its portfolio, or on securities it intends to purchase and to purchase put options on securities held in its portfolio, and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities). See "Transactions in Options. Futures and Currency."

  The Fund and Merrill Lynch Funds Distributor, Inc., the distributor of the Fund's shares, reserve the right to suspend the sale of shares of the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

GLOBAL STRATEGY PORTFOLIO

  The investment objective of the Global Strategy Portfolio is to seek high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar de-nominated securities and other assets and liabilities resulting from currency fluctuations. Investing on an international basis involves special considera-tions. See "Other Portfolio Strategies--Foreign Securities."

  The Global Strategy Portfolio seeks to achieve its objective by investing primarily in the securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. There are no prescribed limits on the geographical allocation of the investments of the Portfolio among these regions. Such allocation will be made primarily on the basis of the antici-pated total return from investments in the securities of issuers wherever lo-cated, considering such factors as the condition and growth potential of the various economies and securities markets and the issuers domiciled therein, anticipated movements in interest rates in the various capital markets and in the value of foreign currencies relative to the U.S. dollar, tax considera-tions and economic, social, financial, national and political factors that may affect the climate for investing within such securities markets. When, in the judgment of the Investment Adviser, economic or market conditions warrant, the Portfolio reserves the right to concentrate its investments in one or more capital markets, including the United States. For additional information con-cerning the risks of investing in foreign securities, see "Other Portfolio Strategies--Foreign Securities."

  The equity and convertible preferred securities in which the Global Strategy Portfolio may invest are primarily securities issued by quality companies. Generally, the characteristics of such companies include a strong balance sheet, good financial resources, a satisfactory rate of return on capital, a good industry position and superior management skills. The Investment Adviser believes that companies that conform most closely to these characteristics tend to exhibit generally consistent earnings growth.

  The corporate debt securities, including convertible debt securities, in which the Portfolio may invest will be primarily those rated BBB or better by Standard & Poor's or Baa or better by Moody's or of comparable quality. The Portfolio may also invest in debt obligations issued or guaranteed by sover-eign governments, political subdivisions thereof (including states, provinces and municipalities) or their agencies or instrumentalities or issued or guar-anteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development ("su-pranational entities") such as the International Bank for Reconstruction and Development (the "World Bank") and the European Coal and Steel Community. In-vestments in securities of supranational entities are subject to the risk that member governments will fail to make required capital contributions and that a supranational entity will thus be unable to meet its obligations.

  Under unusual market or economic conditions, the Global Strategy Portfolio may invest as a temporary defensive measure up to 100% of its assets in secu-rities issued or guaranteed by the U.S. Government or its agencies or instru-mentalities, certificates of deposit, bankers' acceptances and other bank ob-ligations, commercial paper rated in the highest category by an established rating agency, or other fixed-income securities deemed by the Investment Ad-viser to be consistent with a defensive posture, or may hold its assets in cash.

  The Global Strategy Portfolio may seek to hedge against adverse currency fluctuations of its non-dollar denominated securities and other assets and li-abilities by engaging in currency transactions, such as currency swaps and purchasing and selling options on currencies. The Portfolio is also authorized to purchase and to write (i.e., sell) call and put options on securities held in its portfolio, securities indices whose performance is substantially corre-lated with securities held in its portfolio, or on securities it intends to purchase and to purchase put options on securities held in its portfolio, and may also invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities). See "Transactions in Options, Futures and Currency."

BALANCED PORTFOLIO

  The investment objective of the Balanced Portfolio is to seek a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and eq-uity securities. The Portfolio will seek current income by investing a portion of its assets in a portfolio of intermediate- to long-term debt, convertible debt and money market securities. The Portfolio will seek capital appreciation primarily by investing a portion of its assets in equity securities, including preferred and convertible preferred stock. At all times, the Portfolio will maintain at least 25% of its net assets in senior fixed-income securities.

  The Portfolio will normally limit its allocation of assets to equity securi-ties to no more than 65% of its net assets. To the extent its equity position exceeds this limitation, because of changes in the value of portfolio securi-ties or otherwise, the Portfolio will seek to reduce its equity position to less than 65% of net assets by selling such securities at such times and in such amounts as management of the Fund deems appropriate in light of market conditions and other pertinent factors. See "Dividends, Distributions and Tax-es--Tax Treatment of the Fund."

  The Portfolio will generally emphasize investment in common stocks of larg-er-capitalization issuers and in investment-grade debt obligations. The Port-folio may also seek to enhance the return on its common stock portfolio by writing covered call options listed on United States securities exchanges. Un-der unusual market or economic conditions, the Portfolio for temporary defen-sive purposes may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, cer-tificates of deposit, bankers' acceptances and other bank obligations, commer-cial paper rated in the highest category by an established rating agency, or other fixed income securities deemed by the Investment Adviser to be consis-tent with a defensive posture, or may hold its assets in cash.

NON-DIVERSIFIED PORTFOLIOS

  The Natural Resources and Global Strategy Portfolios are each classified as a non-diversified investment company under the Investment Company Act. Howev-er, each Portfolio will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment compa-nies under the Code. To qualify as a regulated investment company, a Portfo-lio, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Gov-ernment, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets in-vested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

INVESTMENT RESTRICTIONS

  The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Fund's outstand-ing voting securities (including a majority of the shares of each Portfolio). Investors are referred to the Fund's Statement of Additional Information for a complete description of such restrictions and policies.

OTHER PORTFOLIO STRATEGIES

  Lending of Portfolio Securities. Each Portfolio of the Fund may from time to time lend securities (but not in excess of 33 1/3% of its total assets) from its portfolio to brokers, dealers and financial institutions and receive col-lateral in cash or U.S. Treasury securities which while the loan is outstand-ing will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Any such cash collateral will be invested in short-term securities, the income from which will increase the return to the Portfolio.

  Liquidity. In order to assure that each Portfolio of the Fund has sufficient liquidity, as a matter of operating policy no Portfolio may invest more than 10% of its net assets in securities for which market disposition is not read-ily available. Market disposition may not be readily available for repurchase agreements maturing in more than seven days and for securities having restric-tions on resale.

  While no Portfolio may purchase illiquid securities in an amount exceeding 10% of its net assets, each Portfolio may purchase without regard to that lim-itation securities that are not registered under the Securities Act of 1933 (the "Securities Act"), but that can be offered and sold to "qualified insti-tutional buyers" under Rule 144A under the Securities Act, provided that the Fund's Board of Directors continuously determines, based on the trading mar-kets for the specific Rule 144A security, that it is liquid. The Board of Di-rectors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board has determined that securities which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will re-tain sufficient oversight and be ultimately responsible for the determina-tions.

  Forward Commitments. Each Portfolio of the Fund may purchase U.S. Government securities and corporate debt obligations on a when-issued basis or forward commitment basis, and may purchase or sell such securities for delayed deliv-ery. These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Portfolio at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. The Portfolio will maintain a segregated account with its custodian of cash or liquid securities in an ag-gregate equal to the amount of its commitments in connection with such delayed delivery and purchase transactions. In order for shares of the Portfolios to remain eligible investments for the Accounts, the Fund has undertaken to com-ply with certain limits on forward commitments in accordance with state insur-ance laws.

  Standby Commitment Agreements. The High Yield Portfolio may from time to time enter into standby commitment agreements. Such agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of a fixed-income security, which may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Port-folio may be paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.50% of the aggregate purchase price of the security which the Portfolio has committed to purchase. The Portfolio will at all times maintain a segregated account with its custo-dian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment fee will be re-corded on the date on which the security can reasonably be expected to be is-sued and the value of the security will thereafter be reflected in the calcu-lation of the Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

  Foreign Securities. No Portfolio, other than the Capital Stock Portfolio, Multiple Strategy Portfolio, Natural Resources Portfolio and the Global Strat-egy Portfolio, may invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of the investment, would be invested in such securities; provided, howev-er, that up to 25% of the total assets of such Portfolio, other than the Mul-tiple Strategy Portfolio, Natural Resources Portfolio or Global Strategy Port-folio, may be invested in securities (i) issued, assumed or guaranteed by for-eign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or
(iii)
issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange (the "NYSE"). In order for shares of the Portfolios to remain eligible investments for the Accounts, the Fund has undertaken to comply with certain diversification requirements in ac-cordance with state insurance laws. As a matter of operating policy, the Mul-tiple Strategy Portfolio will not invest in the securities of foreign issuers if at the time of acquisition more than 25% of its total assets would be in-vested in such securities, and the Capital Stock Portfolio will not invest in such securities if at the time of acquisition more than 20% of its total as-sets would be invested in such securities. In addition, as a matter of operat-ing policy, the Balanced Portfolio will not invest any portion of its assets in the securities of foreign issuers.

  Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possi-bility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign ac-counting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should be-come necessary, the Fund could encounter greater difficulties in invoking le-gal processes abroad than would be the case in the United States. The operat-ing expense ratio of a Portfolio investing in foreign securities can be ex-pected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Portfolio, such as custodial and brokerage costs, are higher. Transaction costs in foreign secu-rities may be higher. In addition, net investment income received by a Portfo-lio on a foreign security may be subject to withholding and other taxes im-posed by foreign governments, which will reduce the Portfolio's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a par-ticular Portfolio. As a matter of operating policy, no Portfolio which may in-vest in foreign securities (other than the Natural Resources Portfolio, Capi-tal Stock Portfolio and Global Strategy Portfolio) may concentrate its invest-ments in any particular foreign country, and each such Portfolio (other than the Multiple Strategy Portfolio, High Yield Portfolio, Capital Stock Portfo-lio, Natural Resources Portfolio and Global Strategy Portfolio) will purchase only securities issued in U.S. dollar denominations. A Portfolio's return on investments in non-U.S. dollar denominated securities may be reduced or en-hanced as a result of changes in foreign currency rates during the period in which the Portfolio holds such investments.

TRANSACTIONS IN OPTIONS, FUTURES AND CURRENCY

  Certain Portfolios of the Fund are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to pur-chase and sell foreign exchange, as described below. Such instruments are re-ferred to collectively herein as "Strategic Instruments."

  Indexed and Inverse Securities. The Money Reserve Portfolio, the Long Term Corporate Bond Portfolio, the Natural Resources Portfolio, the Global Strategy Portfolio, the Intermediate Government Bond Portfolio and the Multiple Strat-egy Portfolio may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Portfolio may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the S&P 500 Index or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two in-dices. In addition, the Natural Resources Portfolio, the Global Strategy Port-folio, and the Multiple Strategy Portfolio may invest in securities the poten-tial return of which is based inversely on the change in an index. For exam-ple, these Portfolios may invest in securities that pay a higher rate of in-terest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Portfolio invests in such securities, it may be subject to reduced or elimi-nated interest payments or loss of principal in the event of an adverse move-ment in the relevant index or indices.

  Certain indexed and inverse securities may have the effect of providing in-vestment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the rel-evant index. As a consequence, the market value of such securities may be sub-stantially more volatile than the market values of other debt securities. The Fund believes that indexed and inverse securities may provide portfolio man-agement flexibility that permits Portfolios to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market con-ditions.

  Options on Securities and Securities Indices

  Purchasing Options. The Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio are each authorized to purchase put options on securities held in its portfolio or securities indices the per-formance of which is substantially correlated with securities held in its portfolio. When a Portfolio purchases a put option, in consideration for an upfront payment (the "option premium") the Portfolio acquires a right to sell to another party specified securities owned by the Portfolio at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines be-low a specified level on or before the expiration date, in the case of an op-tion on a securities index. The purchase of a put option limits the Portfo-lio's risk of loss in the event of a decline in the market value of the port-folio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Portfolio will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized with the purchase of the put.

  The Natural Resources Portfolio, the Global Strategy Portfolio and the Mul-tiple Strategy Portfolio are each also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of secu-rities it intends to purchase. When a Portfolio purchases a call option, in consideration for the option premium the Portfolio acquires a right to pur-chase from another party specified securities at the exercise price on or be-fore the expiration date, in the case of an option on securities, or to re-ceive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Portfolio from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Portfolio is contemplating its purchase, in the case of an option on a securi-ty, or attempting to identify specific securities in which to invest in a mar-ket the Portfolio believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Portfolio determines not to purchase a security underlying a call option, however, the Portfolio may lose the entire option premium.

  Each of the Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio also is authorized to purchase put or call op-tions in connection with closing out put or call options it has previously sold.

  Writing Options. The Natural Resources Portfolio, the Global Strategy Port-folio and the Multiple Strategy Portfolio are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Portfolio writes a call option, in return for an option premium the Portfolio gives another party the right to buy specified securi-ties owned by the Portfolio at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Portfolio may write call options to earn income, through the receipt of option premiums. In the event the party to which the Portfolio has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Portfolio will partially offset any decline in the value of the un-derlying securities through the receipt of the option premium. By writing a call option, however, the Portfolio limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  The Natural Resources Portfolio, the Global Strategy Portfolio and the Mul-tiple Strategy Portfolio each may also write put options on securities or se-curities indices. When a Portfolio writes a put option, in return for an op-tion premium the Portfolio gives another party the right to sell to the Port-folio a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Portfolio may write put options to earn income, through the receipt of option premiums. In the event the party to which the Portfolio has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Portfolio will profit by the amount of the option premium. By writ-ing a put option, however, the Portfolio will be obligated to purchase the un-derlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any de-cline in the index, in the case of an option on an index. Accord-ingly, when the Portfolio writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Portfolio for writing the put option. The Portfolio will write a put option on a security or a securities index only if the Port-folio would be willing to purchase the security at the exercise price for in-vestment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options-- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

  Each of these Portfolios also is authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, a Portfolio will only write call or put options that are "covered." A call or put option will be consid-ered covered if the Portfolio has segregated assets with respect to such op-tion in the manner described in "Risk Factors in Options, Futures and Currency Instruments" below. A call option will also be considered covered if a Portfo-lio owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. A Portfolio may engage in transactions in options on secu-rities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their ob-ligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are sub-ject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

  Futures

  The Natural Resources Portfolio and the Multiple Strategy Portfolio may en-gage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Portfolio is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio will pay additional margin repre-senting any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

  The sale of a futures contract limits a Portfolio's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

  The purchase of a futures contract may protect a Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio was attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive. In the event that such securities decline in value or the Port-folio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio may realize a loss relating to the futures position.

  A Portfolio will limit transactions in futures and options on futures to fi-nancial futures contracts (i.e. contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each of the Natural Re-sources Portfolio and the Multiple Strategy Portfolio will further limit transactions in futures and options on futures to the extent necessary to pre-vent the Portfolio from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

  Foreign Exchange Transactions

  The Natural Resources Portfolio, the Global Strategy Portfolio, the Capital Stock Portfolio and the Multiple Strategy Portfolio may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related op-tions thereon (collectively, "Cur-rency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

  Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Portfolio will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or an-ticipates receiving a dividend or distribution. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates ac-quiring a portfolio position in the near future. A Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

  The Portfolios authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency, futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above.

  The Portfolios authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options in securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified cur-rency on or before the expiration date for a specified amount of another cur-rency. The Portfolio may engage in transactions in options on currencies ei-ther on exchanges or OTC markets. See "Options on Securities and Securities Indices--Types of Options" above and "Additional Risk Factors of OTC Transac-tions; Limitations on the Use of OTC Strategic Instruments" below.

  No Portfolio will speculate in Currency Instruments. Accordingly, a Portfo-lio will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Portfolio may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Portfolio will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a de-monstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be signifi-cantly more cost-effective or provide substantially greater liquidity than ex-ecuting a similar hedging transaction by means of the currency being hedged.

  Risk Factors in Hedging Foreign Currency Risks. While a Portfolio's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio's shares, the net asset value of the Portfolio's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse cur-rency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio's hedging strategies will be ineffective. To the extent that a Port-folio hedges against anticipated currency movements which do not occur, the Portfolio may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Portfolio to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Portfolio is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not avail-able (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

  Risk Factors in Options, Futures and Currency Instruments

  Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments, a Portfolio will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

  Each Portfolio intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Portfolio will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

  Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Portfolio to potential losses which exceed the amount originally invested by the Portfolio in such instruments. When a Portfolio engages in such a transaction, the Portfolio will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Portfolio's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction, but will not limit the Portfolio's exposure to loss.

  Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC StrategicInstruments

  Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Portfolio may invest. The absence of liquidity may make it difficult or impossible for the Portfolio to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Portfolio to ascertain a market value for such instruments. A Portfolio will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Portfolio can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Portfolio has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Portfolio, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Portfolio and margin deposits on the Portfolio's outstanding OTC options exceeds 10% of the total assets of the Portfolio, taken at market value, together with all other assets of the Portfolio which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Portfolio to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Portfolio has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

  Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of mar-gin, to the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its ob-ligations. A Portfolio will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with finan-cial institutions which have substantial capital or which have provided the Portfolio with a third-party guaranty or other credit enhancement.

  Additional Limitations on the Use of Strategic Instruments

  No Portfolio may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Portfolio may acquire securities indexed to a precious metal or other natural resource index.

OTHER CONSIDERATIONS

  The Investment Adviser has agreed with the Insurance Companies to use its best efforts to assure that each Portfo-lio of the Fund complies with certain investment limitations of the Internal Revenue Service in order for the Policies to be treated as life insurance un-der the Code. It is not expected that any such investment limitations will ma-terially affect the ability of any Portfolio to achieve its investment objec-tives. See "Investment Objectives and Policies of the Portfolios," page 13.

  The New York insurance law requires that investments of the Fund be made with the degree of care of an "ordinarily prudent person." The Investment Ad-viser believes that compliance with this standard will not have any negative impact on the performance of any of the Portfolios.

  In order for shares of the Portfolios to remain eligible investments for the Accounts, it may be necessary, from time to time, for a Portfolio to limit its investments in certain types of securities and in certain markets in accor-dance with the insurance laws or regulations of the various states in which the Policies are sold.

                                   DIRECTORS

  The Directors of the Fund are four individuals, three of whom are not con-sidered to be "interested persons" of the Fund as defined in the Investment Company Act. The Directors of the Fund are responsible for the overall super-vision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The Board of Directors elects officers of the Fund annually.

  The Directors of the Fund and their principal employment are as follows:

  Terry K. Glenn*--Executive Vice President of the Investment Adviser and Fund Asset Management, L.P. ("FAM") and President and Director of the Distributor.

  Jack B. Sunderland--President and Director of American Independent Oil Com-pany, Inc. (energy company).

  Stephen B. Swensrud--Chairman, Fernwood Advisors (investment adviser) Prin-cipal of Fernwood Associates (financial consultants).

  J. Thomas Touchton--Managing Partner of The Witt-Touchton Company (private investment partnership).
-------

* Interested person, as defined in the Investment Company Act of 1940.

CODE OF ETHICS

  The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes signifi-cantly restrict the personal investing activities of all employees of the In-vestment Adviser and, as described below, impose additional, more onerous, re-strictions on the Fund's investment personnel.

  The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as U.S. Govern-ment securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all em-ployees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any secu-rity which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) se-curity (15 or 30 days depending upon the transaction).

                              INVESTMENT ADVISER

  The Fund has entered into an Investment Advisory Agreement, dated August 7, 1985, with the Investment Adviser, Merrill Lynch Asset Management, L.P. The Investment Adviser is a wholly owned subsidiary of ML Group, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc., a publicly-held financial serv-ices corporation. The address of the Investment Adviser is P.O. Box 9011, Princeton, New Jersey 08543-9011. The Asset Management Group of ML & Co. (which includes the Investment Adviser) presently acts as the investment ad-viser to more than 100 registered investment companies. The Investment Adviser also offers portfolio management to individual and institutional accounts. As of March, 1998, the Asset Management Group had a total of $488 billion in in-vestment company and other portfolio assets under management. This amount in-cludes assets managed for certain affiliates of the Investment Adviser.

  While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Portfolios and has responsibility for making decisions to buy, sell or hold any particu-lar security. The Investment Adviser provides the portfolio managers for each of the Portfolios, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The In-vestment Adviser is also obligated to perform certain administrative and man-agement services for the Fund and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties un-der the Agreement. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

  During the Fund's fiscal year ended December 31, 1997 the advisory fees paid by the Fund to the Investment Adviser totalled $10,816,978 of which $1,777,662 was paid by the Money Reserve Portfolio, $707,215 by the Intermediate Govern-ment Bond Portfolio, $389,795 by the Long Term Corporate Bond Portfolio, $1,059,444 by the Capital Stock Portfolio, $964,928 by the Growth Stock Port-folio, $4,235,421 by the Multiple Strategy Portfolio, $436,355 by the High Yield Portfolio, $76,282 by the Natural Resources Portfolio, $831,747 by the Global Strategy Portfolio, and $338,129 by the Balanced Portfolio. In each case, the advisory fees represented 0.32% of the Portfolio's net assets. Dur-ing the Fund's fiscal year ended December 31, 1997, the total operating ex-penses incurred by the Fund's Portfolios (including the advisory fees paid to the Investment Adviser), before reimbursement of a portion of such expenses, were in the following amounts: $1,933,936 by the Money Reserve Portfolio (rep-resenting 0.36% of its average net assets), $799,276 by the Intermediate Gov-ernment Bond Portfolio (representing 0.37% of its average net assets), $453,787 by the Long Term Corporate Bond Portfolio (rep-resenting 0.38% of its average net assets), $1,258,031 by the Capital Stock Portfolio (representing 0.41% of its average net assets), $1,087,811 by the Growth Stock Portfolio (representing 0.37% of its average net assets), $4,956,327 by the Multiple Strategy Portfolio (representing 0.39% of its average net assets), $515,547 by the High Yield Portfolio (representing 0.39% of its average net assets), $123,302 by the Natural Resources Portfolio (representing 0.59% of its average net assets), $1,130,509 by the Global Strategy Portfolio (representing 0.45% of its average net assets), and $401,072 by the Balanced Portfolio (represent-ing 0.39% of its average net assets).

  Pursuant to an amended Reimbursement Agreement among Monarch, the Investment Adviser and Merrill Lynch Life Agency, Inc., Monarch reimburses the expenses of each Portfolio which exceed 0.50% of its average net assets. For the fiscal year ended December 31, 1997, Monarch reimbursed a total of $18,204 in ex-penses, all of which were attributed to the Natural Resources Portfolio.

  Thomas R. Robinson has been responsible for the day-to-day management of the Balanced Portfolio, Capital Stock Portfolio, Global Strategy Portfolio and Multiple Strategy Portfolio since November 1995. Mr. Robinson has been a Se-nior Portfolio Manager of the Investment Adviser since 1995 and a First Vice President of MLAM since 1997. He was a Vice President of MLAM from 1996 to 1997. Prior thereto, Mr. Robinson was employed by Merrill Lynch & Co.'s Global Securities Research & Economics Group where he served as Manager of Interna-tional Equity Strategy from 1989 to 1995.

  Lawrence R. Fuller has served as the Growth Stock Portfolio's Portfolio Man-ager since August 1993, and is primarily responsible for the Portfolio's day-to-day management. He has served as First Vice President of MLAM since 1997. He was a Vice President of MLAM from 1992 to 1997.

  Aldona Schwartz has served as the High Yield Portfolio's Co-Portfolio Man-ager since July 1993, and shares responsibility for the Portfolio's day-to-day management with Vincent T. Lathbury. She has served as Vice President of MLAM since 1991 and as an employee of the Investment Adviser since 1986.

  Jay C. Harbeck has served as the Intermediate Government Bond Portfolio's Portfolio Manager since July 1992, and as the Long Term Corporate Bond Portfo-lio's Portfolio Manager since July 1992. Mr. Harbeck and Co-Portfolio Manager Christopher G. Ayoub are primarily responsible for each Portfolio's day-to-day management. Mr. Harbeck has served as First Vice President of MLAM since 1997. He was a Vice President of MLAM from 1986 to 1997.

  Christopher G. Ayoub has served as Co-Portfolio Manager of Intermediate Gov-ernment Bond Portfolio and the Long Term Corporate Bond Portfolio since April 1998. Mr. Ayoub and Co-Portfolio Manager Jay C. Harbeck are primarily respon-sible for each Portfolio's day-to-day management. He has served as First Vice President of MLAM since 1998. He was a Director (Global Fixed Income) of MLAM from 1997 to 1998. He was a Vice President of MLAM from 1985 to 1997.

  Vincent T. Lathbury, III has served as the High Yield Portfolio's Co-Portfo-lio Manager since July 1993, and shares responsibility for the Portfolio's day-to-day management with Aldona Schwartz. He has served as First Vice Presi-dent of MLAM since 1997, Portfolio Manager of MLAM since 1982, and Vice Presi-dent of MLAM from 1990 to 1997.

  Jacqueline Rogers has served as the Money Reserve Portfolio's Portfolio Man-ager since June 1992, and is primarily responsible for the Portfolio's day-to-day management. She has served as Vice President of MLAM since 1986.

  Robert M. Shearer has served as the Natural Resources Portfolio's Portfolio Manager since December, 1997, and is primarily responsible for the Portfolio's day-to-day management. He has been a First Vice President since 1998. He had been Associate Portfolio Manager of the Portfolio since September 1997; Vice President and Assistant Portfolio Manager at David L. Babson and Company, In-corporated from 1996 to 1997; Vice President and Sector Manager at Concert Capital Management from 1993 to 1996; and prior to that was a Senior Energy Analyst at Fiduciary Trust Company International.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  None of the Fund's Portfolios has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Fund, the In-vestment Adviser is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing orders, it is the policy of each Portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Invest-ment Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission avail-able.

  Under the Investment Company Act of 1940, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of the Fund's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Af-filiated persons of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis. The Securities and Exchange Commis-sion has issued an order permitting the Fund to conduct certain principal transactions with respect to the Money Reserve Portfolio with Merrill Lynch Government Securities Inc. ("GSI") and Merrill Lynch Money Markets Inc. ("MMI") in U.S. Government and government agency securities, and certain other money market securities, subject to certain terms and conditions. During the fiscal year ended December 31, 1997, the Fund engaged in eleven transactions pursuant to the exemptive order aggregating approximately $59,953,157 million.

  For the fiscal year ended December 31, 1997, the Fund paid brokerage commis-sions of approximately $4,142,987, of which $147,997 was paid to Merrill Lynch.

                              PURCHASE OF SHARES

  The Fund is offering its shares, without sales charge, only for purchase by the Accounts as an investment medium for the Policies. The Fund continuously offers shares in each of its Portfolios to the Insurance Companies at prices equal to the respective per share net asset value of the Portfolios. Merrill Lynch Funds Distributor, Inc., a wholly owned subsidiary of the Investment Ad-viser, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."

                             REDEMPTION OF SHARES

  The Fund is required to redeem all full and fractional shares of the Portfo-lios for cash. The redemption price is the net asset value per share next de-termined after the initial receipt of proper notice of redemption.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  It is the Fund's intention to distribute substantially all the net invest-ment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than the Money Reserve Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio (including fees payable to the Investment Adviser). Net investment income of the Money Reserve Portfolio (from the time of the immediate preceding determination thereof) consists of (i) interest ac-crued and/or discount earned (including both original issue and market dis-count), (ii) plus or minus all realized gains and losses on its portfolio se-curities, (iii) less the estimated expenses of the Money Reserve Portfolio (including the fees payable to the Investment Adviser) applicable to that div-idend period.

  Dividends on the Money Reserve Portfolio are declared daily and paid and re-invested monthly in additional full and fractional shares of the Portfolio. Dividends from investment income of the Intermediate Government Bond, High Yield and Long Term Corporate Bond Portfolios are declared and reinvested monthly in additional full and fractional shares of the respective Portfolios. Dividends from investment income of the Natural Resources, Global Strat-egy, Balanced, Capital Stock, Growth Stock and Multiple Strategy Portfolios will be declared at least semi-annually and reinvested in additional full and fractional shares of the respective Portfolios. All net realized long-term or short-term capital gains of the Fund, if any, other than short-term capital gains of the Money Reserve Portfolio, are declared and distributed annually after the close of the Fund's fiscal year to the shareholders of the Fund to which such gains are attributable. Short-term capital gains are taxable as or-dinary income.

TAX TREATMENT OF THE FUND

  Each Portfolio intends to continue to qualify as a regulated investment com-pany under certain provisions of the Code. Under such provisions, a Portfolio will not be subject to federal income tax if it distributes annually a suffi-cient amount of its net ordinary income and net realized capital gains to shareholders. If a Portfolio earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Portfolio receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Portfolio may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

TAX TREATMENT OF THE INSURANCE COMPANIES AS SHAREHOLDERS

  Dividends paid by each Portfolio from its ordinary income and distributions of each Portfolio's net realized capital gains are includible in the Insurance Companies' gross income. Distributions of a Portfolio's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the Insurance Companies' tax status. To the extent that income of a Portfolio represents qualified divi-dends on common or preferred stock and certain holding period requirements are met, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life in-surance company as provided in the Code. Not later than 60 days after the end of each calendar year, the Fund will send to the Insurance Companies a written notice required by the Code designating the amount and character of any dis-tributions made during such year.

                               PERFORMANCE DATA

  From time to time one or more of the Fund's Portfolios may include its aver-age annual total return and yield for various specified time periods in adver-tisements or information furnished to present or prospective shareholders. Av-erage annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recur-ring and nonrecurring expenses. Average annual total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease total return.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. The yield for the 30-day period ending December 31, 1997 for the Intermediate Government Bond Portfolio was 5.69%, for the Long Term Corporate Bond Portfolio was 6.22%, and for the High Yield Portfolio was 8.89%. The yield quotations may be of limited use for com-parative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease the yield.

  Total return and yield figures are based on a Portfolio's historical perfor-mance and are not intended to indicate future performance. The Portfolio's to-tal return and yield will vary depending on market conditions, the securities comprising the Portfolio's portfolio, the Portfolio's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Portfolio will fluctuate and an in-vestor's shares, when redeemed, may be worth more or less than their original cost.

  On occasion, one or more of the Fund's Portfolios may compare its perfor-mance to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment

Technology, Inc., Forbes Magazine, Fortune Magazine, Chase Investment Perfor-mance Digest, Financial Services Weekly, Kiplinger Personal Finance, The Wall Street Journal, USA Today, Barron's, Strategic Insight, Donaghues, Investor Business Daily and Ibbotson Associates. As with other performance data, per-formance comparisons should not be considered indicative of the Portfolio's relative performance for any future period.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of each Portfolio is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is deter- mined as of 15 minutes after the close of business (gener-ally 4:00 p.m. New York City time) on the NYSE on each day during which the NYSE is open for business. The NYSE is open on business days other than na-tional holidays and Good Friday. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. A Portfolio's net asset value will be computed only on days on which there is sufficient trading in portfolio securities that its net asset value might be materially affected, and only if an order for purchase, redemp-tion or repurchase of shares is received. The net asset value per share of each Portfolio other than the Money Reserve Portfolio is computed by dividing the sum of the value of the securities held by that Portfolio plus any cash or other assets (including interest and dividends accrued) minus all liabilities (including accrued expenses) by the total number of shares outstanding of that Portfolio at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. The net asset value of the Money Reserve Portfolio is determined pursuant to the "penny rounding" method by adding the fair value of all securities and other assets in the Portfolio, deducting the Portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

  Securities held by each Portfolio will be valued as follows: portfolio secu-rities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lack-ing any sales, at the last available bid price for long positions and at the last available ask price for short positions. Long positions in securities other than money market securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities other than money market securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordi-narily will be the OTC market. When a Portfolio writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by a Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures con-tracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Securities with a remaining maturity of 60 days or less may be valued on an amortized cost basis, unless particular circumstances dictate otherwise.

ORGANIZATION OF THE FUND

  The Fund was incorporated on September 4, 1980 as the Merrill Lynch Invest-ment Series Fund, Inc. On January 16, 1981, the Fund changed its name to Mer-rill Lynch Series Fund, Inc. The authorized capital stock of the Fund consists of 4,100,000,000 shares of Common Stock, par value $0.10 per share. The shares of Common Stock are divided into twenty classes, Money Reserve Portfolio Com-mon Stock, Intermediate Government Bond Portfolio Common Stock, Long Term Cor-porate Bond Portfolio Common Stock, High Yield Portfolio Common Stock, Capital Stock Portfolio Common Stock, Growth Stock Portfolio Common Stock, Multiple Strategy Portfolio Common Stock, Natural Resources Portfolio Common Stock, Global Strategy Portfolio Common Stock, Balanced Portfolio Common Stock and ten classes of Common Stock that have been designated classes A, B, C, D, E, F, G, H, I and J, respectively. The Fund has no present plan to issue shares of classes A, B, C, D, E, F, G, H, I or J Common Stock. Each class of Common Stock consists of 100,000,000 shares except for the Money Reserve Portfolio which has 2,000,000,000 authorized shares and the Multiple Strategy Portfolio which has 300,000,000 authorized shares. All shares of Common Stock have equal voting rights, except that only shares of the respective Portfolios are enti-tled to vote on matters concerning only that Portfolio. Pursuant to the In-vestment

Company Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of out-standing liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any di-rectors. The Fund does not intend to hold meetings of shareholders unless un-der the Investment Company Act shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) rati-fication of the selection of independent accountants.

  Monarch provided the initial capital for each of the Fund's Portfolios and the Investment Adviser paid the initial organizational expenses of each Port-folio. The Investment Adviser was reimbursed by Monarch for all such expenses over a five-year period.

INDEPENDENT AUDITORS

  Deloitte & Touche LLP, Princeton, New Jersey, has been selected as the inde-pendent auditors of the Fund. The selection of independent auditors is subject to annual ratification by the Fund's shareholders.

CUSTODIAN

  The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian (the "Custodian") of the Fund's assets.

TRANSFER AND DIVIDEND DISBURSING AGENT

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Fund's transfer agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Portfolio and will be entitled to reimbursement of out-of-pocket expenses. Prior to June 1, 1990, the Custodian was the Fund's transfer agent.

LEGAL COUNSEL

  Rogers & Wells llp, New York, New York, is counsel for the Fund.

REPORTS TO SHAREHOLDERS

  The fiscal year of the Fund ends on December 31 of each year. The Fund will send to its shareholders at least semi-annually reports showing the securities of the Fund's Portfolios and other information. An annual report, containing financial statements, audited by independent auditors, will be sent to share-holders each year.

ADDITIONAL INFORMATION

  This Prospectus does not contain all the information included in the Regis-tration Statement filed with the Securities and Exchange Commission under the Securities Act and the Investment Company Act, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

  The Statement of Additional Information, dated April 23, 1998, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the of-fice of the Commission in Washington, D.C.

YEAR 2000 ISSUES

  Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Fund could be ad-versely affected if the computer systems used by the Investment Adviser or other Fund service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Investment Adviser does not antici-pate that the transition to the 21st century will have any material impact on its ability to continue to service the Fund at current levels. In addition, the Investment Adviser has sought assurances from the Fund's other service providers that they are taking all necessary steps to ensure that their com-puter systems will accurately reflect the Year 2000, and the Investment Ad-viser will continue to monitor the situation. At this time, however, no assur-ance can be given that the Fund's other service providers have anticipated ev-ery step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 Problem.

                      APPENDIX A: MONEY MARKET SECURITIES

  U.S. Government Securities. The Money Reserve, Intermediate Government Bond, Multiple Strategy and Balanced Portfolios (and, for temporary or defensive purposes, each other Portfolio) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Trea-sury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

  Government Agency Securities. The Money Reserve, Intermediate Government Bond, Multiple Strategy and Balanced Portfolios (and, for temporary or defen-sive purposes, each other Portfolio) may invest in government agency securi-ties, which are debt securities issued by government-sponsored enterprises, federal agencies and international institutions. Such securities are not di-rect obligations of the Treasury but involve government sponsorship or guaran-tees by government agencies or enterprises. These Portfolios may invest in all types of government agency securities currently outstanding or to be issued in the future, including Government National Mortgage Association mortgage-backed certificates and other mortgage-backed government agency securities.

  Bank Money Instruments. The Money Reserve, Multiple Strategy and Balanced Portfolios (and, for temporary or defensive purposes, each other Portfolio) may invest in bank money instruments, such as certificates of deposit, includ-ing variable-rate certificates of deposit, and bankers' acceptances. Certifi-cates of deposit are generally short-term, interest-bearing negotiable certif-icates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable-rate certificates of de-posit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day inter-vals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically.

  A bankers' acceptance is a time draft drawn on a commercial bank by a bor-rower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is li-able for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have matu-rities of six months or less and are traded in secondary markets prior to ma-turity.

  The Money Reserve Portfolio may invest in certificates of deposit and bank-ers' acceptances issued by foreign banks or branches or subsidiaries of U.S. or foreign banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations).

  The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or sub-sidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Money Reserve Portfolio.

  Except as otherwise provided above with respect to investment in Eurodollar or Yankeedollar obligations, the Money Reserve Portfolio may not invest in any security issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least one billion dollars and has its deposits insured by the Federal Deposit Insurance Corporation.

  Short-Term Debt Instruments. The Money Reserve Portfolio (and, for temporary or defensive purposes, each other Portfolio) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, promissory notes issued by U.S. or foreign corporations, trusts, partnerships, or other entities to finance short-term credit needs. Investments in foreign entities in general involve the same risks as those described in "Investment Restrictions--Portfolio Strategies--Investment in Eurodollar and Yankeedollar Obligations" in the Statement of Additional Information. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pur-suant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Insurance company funding agreements are demand obligations that permit the investment of a fixed amount at rates of interest which are either fixed or which reset periodically to match fluctuations in a short-term money market rate, such as federal funds or LIBOR, agreed upon as a benchmark by the Fund and the insurance company. Be-cause variable amount master notes and insurance company fund-ing agreements are direct lending arrangements between the lender and borrow-er, it is not generally contemplated that such instruments will be traded and there is no secondary market for such instruments. Typically, agreements re-lating to such instruments provide that the lender may not sell or otherwise transfer the instrument without the borrower's consent. Such instruments pro-vide that the interest rate on the amount outstanding is adjusted periodical-ly, in accordance with a stated short-term interest rate benchmark. Since the interest rate of such instruments are adjusted no less often than every 60 days and since repayment may be demanded at any time, the Investment Adviser values such instruments in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Infor-mation.

  The Money Reserve Portfolio (and, for temporary or defensive purposes, each other Portfolio) may also invest in non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to ma-turity at date of settlement. Debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

  Repurchase Agreements. Each Portfolio may invest in securities subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires ownership of the obligation (debt se-curity) and the seller agrees, at the time of the sale, to repurchase the ob-ligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return for the Portfolio insulated from market fluctuations during such peri-od. The underlying securities will only consist of U.S. Government or govern-ment agency securities, certificates of deposit, commercial paper or bankers' acceptances except that the underlying securities for the Intermediate Govern-ment Bond Portfolio will only consist of U.S. Government or government agency securities. Repurchase agreements usually are for short periods, such as under one week. Each Portfolio will require the seller to provide additional collat-eral if the market value of the securities falls below the repurchase price any time during the term of the repurchase agreement. In the event of a de-fault by the seller under a repurchase agreement, a Portfolio will continue to hold the seller's securities as collateral but may suffer time delays and in-cur costs or possible losses in connection with such transactions.

  Reverse Repurchase Agreements. Each Portfolio may enter into reverse repur-chase agreements, which involve the sale of money market securities held by the Portfolio with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The Portfolio will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of each Portfolio will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued inter-est.

               APPENDIX B: DESCRIPTION OF CORPORATE BOND RATINGS

RATINGS OF CORPORATE BONDS

  Description of Corporate Bond Ratings of Moody's Investors Service, Inc.:

  AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA--Bonds which are rated AA are judged to be of high quality by all stan-dards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent which make the long term risks appear somewhat larger than in AAA securi-ties.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving secu-rity to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA--Bonds which are rated BAA are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA--Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position char-acterizes bonds in this class.

  B--Bonds which are rated B generally lack characteristics of a desirable in-vestment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcom-ings.

  C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  CON. (...)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when fa-cilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  NOTE: Those bonds in the AA, A, BAA, BA and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols AA1, A1, BAA1, BA1 and B1.

  Description of Corporate Bond Ratings of Standard & Poor's Ratings Group:

  AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA--Debt rated AA has a very strong capacity to pay interest and repay prin-cipal and differs from the higher rated issues only in small degree.

  A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB--Debt rated BBB is regarded as having an adequate capacity to pay inter-est and repay principal. Whereas it normally exhibits adequate protection pa-rameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded on balance, as pre-dominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse con-ditions.

  C--The rating C is reserved for income bonds on which no interest is being paid.

  D--Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

  PLUS (+) OR MINUS (--): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  PROVISIONAL RATINGS: The letter "P" indicates that the rating is provision-al. A provisional rating assumes the successful completion of the project be-ing financed by the debt being rated and indicates that payment of debt serv-ice requirements is largely or entirely dependent upon the successful and timely completion of the project. The rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the like-lihood of, or the risk of default upon failure of such completion. The in-vestor should exercise his own judgment with respect to such likelihood and risk.

  L--letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

  NR--indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                      [This page intentionally left blank]

                                  DISTRIBUTOR
                                  -----------
                     Merrill Lynch Funds Distributor, Inc.
                                 P.O. Box 9081
                        Princeton, New Jersey 08543-9081

                               INVESTMENT ADVISER
                               ------------------
                      Merrill Lynch Asset Management, L.P.
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011

                                   CUSTODIAN
                                   ---------
                              The Bank of New York
                              90 Washington Street
                                   12th Floor
                            New York, New York 10286

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                     --------------------------------------
                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32232-5289

                                 LEGAL COUNSEL
                                 -------------

                            Rogers & Wells llp
                                200 Park Avenue
                            New York, New York 10166

                              INDEPENDENT AUDITORS
                              --------------------
                             Deloitte & Touche llp
                                117 Campus Drive
                          Princeton, New Jersey 08540

STATEMENT OF ADDITIONAL INFORMATION

APRIL 23, 1998

                        MERRILL LYNCH SERIES FUND, INC.
  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

  Merrill Lynch Series Fund, Inc. (the "Fund") is an open-end management in-vestment company which has a wide range of investment objectives among its ten separate Portfolios: Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long Term Corporate Bond Portfolio, High Yield Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, Natural Resources Portfolio, Global Strategy Portfolio and Balanced Portfolio. Each Portfolio is in effect a separate fund issuing its own shares.

  The shares of the Portfolios will be sold only to separate accounts (the "Separate Accounts") of the Merrill Lynch Insurance Companies, as defined be-low, and Monarch Life Insurance Company's Variable Account A (collectively, the "Accounts") to fund benefits under Variable Life Insurance Policies (the "Policies") issued by Merrill Lynch Life Insurance Company and ML Life Insur-ance Company of New York, indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc. (collectively, the "Merrill Lynch Insurance Companies"), and Mon-arch Life Insurance Company ("Monarch" and, together with the Merrill Lynch Insurance Companies, the "Insurance Companies"). The Accounts invest in shares of the Fund in accordance with allocation instructions received from Policyowners. Such allocation rights are further described in the accompanying Prospectus for the Policies. The Insurance Companies redeem shares to the ex-tent necessary to provide benefits under the Policies.

                               ----------------

  This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund (the "Prospec-tus") dated April 23, 1998, which has been filed with the Securities and Ex-change Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               ----------------

              MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER

            MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

                               ----------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
     Investment Objectives and Policies....................................   2
     Investment Restrictions...............................................   2
     Portfolio Strategies..................................................   4
     Management of the Fund................................................   6
     Investment Advisory Arrangements......................................   7
     Determination of Net Asset Value......................................   8
     Portfolio Transactions and Brokerage..................................   9
     Redemption of Shares..................................................  10
     Dividends, Distributions and Taxes....................................  11
     Distribution Arrangements.............................................  11
     Performance Data......................................................  11
     Additional Information................................................  12
     Independent Auditors' Report..........................................  13
     Financial Statements..................................................  14

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives of the Money Reserve Portfolio are the preserva-tion of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securi-ties. The Intermediate Government Bond Portfolio seeks to obtain the highest possible current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The investment objective of the Long Term Corporate Bond Portfolio is to provide high a level of current income as is consistent with prudent investment risk, by investing primarily in fixed-in-come, high quality corporate bonds. The High Yield Portfolio seeks high cur-rent income consistent with prudent investment management by investing princi-pally in fixed-income securities rated in the lower rating categories of the established rating services. The Capital Stock Portfolio seeks to attain long-term growth of capital and income, plus moderate current income, principally by investing in common stocks which are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as his-torical price/book value ratios and price/earnings ratios. The investment ob-jective of the Growth Stock Portfolio is to attain above average long-term growth of capital by investing primarily in common stocks of aggressive growth companies that are considered to have special investment value. The Multiple Strategy Portfolio seeks the highest total investment return consistent with prudent risk through a fully managed investment policy utilizing equity secu-rities, primarily common stocks of large-capitalization companies, as well as investment grade intermediate- and long-term debt securities and money market securities. The Natural Resources Portfolio seeks to attain long-term growth of capital and the protection of the purchasing power of shareholders' capital by investing in equity securities of domestic and foreign companies with sub-stantial natural resource assets. The investment objective of the Global Strategy Portfolio is high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The investment objective of the Balanced Portfolio is to seek a level of cur-rent income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital ap-preciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and eq-uity securities.

  Reference is made to "Investment Objectives and Policies of the Portfolios" on page 13 of the Prospectus for a more complete discussion of the investment objectives and policies of the Fund.

                            INVESTMENT RESTRICTIONS

RESTRICTIONS APPLICABLE TO ALL OF THE PORTFOLIOS

  The Fund has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are funda-mental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the Investment Company Act of 1940 (the "Investment Company Act") means the lesser of (i) 67% of the shares represented at a meet-ing at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstand-ing shares of such Portfolio. The Fund may not issue senior securities (except to the extent that borrowings under item (9) below exceeding 5% may be deemed to be senior securities under the Investment Company Act of 1940) and, subject to the separate restrictions on the types of securities in which the Money Re-serve and Intermediate Government Bond Portfolios may invest as set forth be-low, each Portfolio of the Fund may not:

    1. Except with respect to the Natural Resources and Global Strategy Port-folios, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Govern-ment or government agency securities) of any one issuer (including repur-chase agreements with any one bank) and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or
  (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies, bank money instruments or bank repurchase agreements.

    2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction), except for the Natural Resources Portfolio, which when management anticipates sig-nificant economic, political or financial instability, may, subject to the diversification requirements of the Internal Revenue Code of 1986 (the "Code") relating to qualification under the Code as a regulated investment company, invest more than 25% of its total assets in gold-related companies.

    3. Alone, or together with any other Portfolio or Portfolios, make in-vestments for the purpose of exercising control over, or management of, any issuer.

    4. Purchase securities of other investment companies, except in connec-tion with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment compa-nies where no underwriter or dealer's commission or profit, other than cus-tomary broker's commission, is involved, and only if immediately thereafter not more than 10% of such Portfolio's total assets, taken at market value, would be invested in such securities.

    5. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, ex-cept that any Portfolio may purchase securities of issuers which invest or deal in any of the above and the Multiple Strategy, Natural Resources and Global Strategy Portfolios may engage in transactions in currency, forward currency contracts, futures contracts and options thereon and the Natural Resources Portfolio may purchase, sell or otherwise invest or deal in com-modities or commodity contracts. (As a matter of operating policy, however, the Natural Resources Portfolio at present does not intend to engage in transactions in commodities or commodity contracts, other than foreign cur-rency, futures contracts and options on futures.)

    6. Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and the Multiple Strategy, Natural Re-sources and Global Strategy Portfolios may make margin payments in connec-tion with transactions in options, forward currency contracts, futures con-tracts and options on futures contracts) or make short sales of securities or maintain a short position (except that the Multiple Strategy Portfolio, Natural Resources and Global Strategy Portfolios may maintain short posi-tions in forward currency contracts, options, futures contracts and options on futures contracts).

    7. Make loans, except as provided in (8) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations not being considered the making of a loan).

    8. Lend its portfolio securities in excess of 33 1/3% of its total as-sets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Other Portfolio Strategies--Lending of Portfolio Securities" on page 22 of the Prospectus.

    9. Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes.

    10. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Portfolio except as may be necessary in connection with borrowings mentioned in (9) above (and then such mortgaging, pledging or hypothecating may not exceed 10% of such Portfolio's total assets, taken at market value at the time thereof), and except as may be necessary for the Multiple Strategy Portfolio, Natural Re-sources Portfolio or Global Strategy Portfolio in connection with transac-tions in options, forward currency contracts, futures contracts and options on futures contracts. In order to comply with certain state statutes, each Portfolio, other than the Multiple Strategy Portfolio, Natural Resources Portfolio or Global Strategy Portfolio, will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the ex-tent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10% of the value of such Portfo-lio's shares at the maximum offering price.

    11. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the "Securities Act") in selling portfolio securities.

    12. Except for the Multiple Strategy, Natural Resources and Global Strat-egy Portfolios, write, purchase or sell puts, calls or combinations there-of, except that the Capital Stock Portfolio and the Balanced Portfolio may write covered call options.

    13. Except with respect to the Capital Stock Portfolio, the Natural Re-sources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio, invest in securities of foreign issuers if at the time of acqui-sition more than 10% of its total assets, and in the case of the Capital Stock Portfolio 20% of its total assets, taken at market value at the time of the investment, would be invested in such securities; provided, however, that up to 25% of the total assets of such Portfolio may be invested in se-curities (i) issued, as-sumed or guaranteed by foreign governments, or po-litical subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange (the "NYSE"). (As a matter of operating policy, howev-er, the Multiple Strategy Portfolio will not invest in the securities of foreign issuers if at the time of acquisition more than 25% of its total assets would be invested in such securities. In addition, the Balanced Portfolio, as a matter of operating policy, does not intend to invest any portion of its assets in the securities of foreign issuers.) See "Other Portfolio Strategies--Foreign Securities" in the Prospectus. Consistent with the general policy of the Securities and Exchange Commission, the na-tionality or domicile of an issuer for determination of foreign issuer sta-tus may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or
  (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, invest-ments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.

    14. Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the "bunching" of orders for the sale or purchase of portfolio securities with the other Portfolios or with individually managed accounts advised or sponsored by Merrill Lynch Asset Management L.P. ("the Investment Adviser") or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execu-
  tion).

    15. Purchase or retain the securities of any issuer, if those individual officers and directors of the Fund, the Investment Adviser or any subsidi-ary thereof each owning beneficially more than 1/2 of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

RESTRICTIONS APPLICABLE ONLY TO THE MONEY RESERVE AND INTERMEDIATE GOVERNMENT BOND PORTFOLIOS

  The Money Reserve Portfolio may not invest in any security which is not a short-term money market security as described under "Investment Objectives and Policies of the Portfolios--Money Reserve Portfolio" in the Prospectus. The Intermediate Government Bond Portfolio may not invest in any security which is not issued or guaranteed by the U.S. Government or one of its agencies or which has a stated maturity greater than fifteen years from the date of pur-chase.

SPECIAL CONSIDERATIONS WITH RESPECT TO THE NATURAL RESOURCES PORTFOLIO

  In determining compliance by the Natural Resources Portfolio with its policy on investing in the securities of issuers primarily engaged in the same indus-try, management will rely on the industrial classifications contained in the Standard & Poor's Register of Corporations, Directors and Executives.

PORTFOLIO STRATEGIES

  Forward Commitments. Portfolios may purchase U.S. Government securities and corporate bonds on a forward commitment basis at fixed purchase terms with pe-riods of up to 45 days or, in the case of the Money Reserve Portfolio, 180 days between the commitment and settlement dates. The purchase will be re-corded on the date a Portfolio enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Portfolio's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Portfolio will be es-tablished with The Bank of New York, Custodian of the Fund, consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of the forward commitment. Although a Port-folio will generally enter into forward commitments with the intention of ac-quiring securities for its portfolio, it may dispose of a commitment prior to settlement if management of the Fund deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Portfolios will enter into forward commitment arrangements only with re-spect to securities in which they may otherwise invest as described under "In-vestment Objectives and Policies of the Portfolios" on page 13 of the Prospec-tus.

  Lending of Portfolio Securities. Subject to investment restriction (8) above, each Portfolio may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be main-tained in amounts equal to at least 100% of the current market value of the loaned securities at all times while the loan is outstanding. Any cash collat-eral will be invested in short-term securities, the income from which will increase the return to the Portfolio. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Portfolio will retain all rights of beneficial ownership as to the loaned portfolio securi-ties, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to ex-ercise such beneficial rights. Such loans will be terminable at any time. The Portfolio may pay reasonable finders', administrative and custodial fees to persons unaffiliated with the Portfolio in connection with the arranging of such loans. The dividends, interest, and other distributions received by the Portfolio on loaned securities may, for tax purposes, be treated as income other than qualified income for the 90% test discussed under "Dividends, Dis-tributions and Taxes--Federal Income Taxes." The Fund's Portfolios intend to lend portfolio securities only to the extent that such activity does not jeop-ardize the Fund's qualification as a regulated investment company under Subchapter M of the Code.

   Investment in Eurodollar and Yankeedollar Obligations. As is discussed in the Prospectus, the Money Reserve Portfolio may invest in U.S. dollar-denomi-nated obligations issued by foreign banks or branches or subsidiaries of U.S. or foreign banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). Investment in Eurodollar and Yankeedollar obligations may involve different risks from the risks of invest-ing in obligations of U.S. banks. See "Other Portfolio Strategies--Foreign Se-curities" in the Prospectus. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of for-eign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evi-dence of ownership of Eurodollar obligations may be held outside of the United States, and the Money Reserve Portfolio may be subject to the risks associated with the holding of such property overseas. Eurodollar obligations of the Money Reserve Portfolio held overseas will be held by foreign branches of the Custodian for the Money Reserve Portfolio or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Invest-ment Company Act of 1940.

  The Investment Adviser will consider the above factors in making investments in Eurodollar and Yankeedollar obligations and will not knowingly purchase ob-ligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Reserve Portfolio will limit its Euro-dollar and Yankeedollar investments to obligations of banks organized in Cana-da, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

  Restricted Securities. From time to time the High Yield Portfolio may invest up to 10% of its assets in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished, and if such securities may be resold without registra-tion, such resale may be permissible only in limited quantities. In either event, the Portfolio may not be able to sell its restricted securities at a time which, in the judgment of the Investment Adviser, would be most oppor-tune.

  Standby Commitment Agreements. The High Yield Portfolio may from time to time enter into standby commitment agreements. Such agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately is-sued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Portfolio has committed to purchase. The Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advanta-geous to the Portfolio. The Portfolio will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of the securities sub-ject to such commitments, together with the value of the portfolio securities subject to legal restrictions on resale, will not exceed 10% of its assets taken at the time of acquisition of such commitment or security. The Portfolio will at all times maintain a segregated account with the Fund's Custodian of cash or liquid se-curities in an amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commit-ment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfo-lio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commit-ment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will there-after be reflected in the calculation of the Portfolio's net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

                            MANAGEMENT OF THE FUND

  The directors and executive officers of the Fund and their principal occupa-tions for at least the last five years, their ages and the public companies for which they serve as directors are set forth below. Unless otherwise noted, the address of each executive officer and director is P.O. Box 9011, Prince-ton, New Jersey 08543-9011.

  Terry K. Glenn (57)--President and Director(1)(2)--Executive Vice President of the Investment Adviser and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988; and Director of Merrill Lynch Financial Data Services, Inc. since 1985.

  Jack B. Sunderland (69)--Director(2)--P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (en-ergy company) since 1987; Member of Council on Foreign Relations since 1971.

  Stephen B. Swensrud (64)--Director(2)--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman, Fernwood Advisors (investment adviser) since 1996; Principal, Fernwood Associates (financial consultants) since 1975.

  J. Thomas Touchton (59)--Director(2)--Suite 3405, One Tampa City Center, 201 North Franklin Street, Tampa, Florida 33602. Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (pri- vate investment part-nership) since 1972; Trustee Emeritus of Washington and Lee University; Direc-tor of TECO Energy, Inc. (electric utility holding company).

  Norman R. Harvey (64)--Senior Vice President(1)(2)--Senior Vice President of the Investment Adviser and FAM since 1982.

  Joseph T. Monagle, Jr. (49)--Senior Vice President(1)(2)--Senior Vice Presi-dent and Department Head of the Global Fixed Income Division of the Investment Adviser and FAM since 1990 and Vice President thereof from 1978 to 1990; Se-nior Vice President of Princeton Services, Inc.

  Donald C. Burke (37)--Vice President(1)(2)--First Vice President of the In-vestment Adviser since 1997; Vice President of the Investment Adviser from 1990 to 1997.

  Vincent T. Lathbury, III (57)--Senior Vice President(1)(2)--First Vice Pres-ident of the Investment Adviser since 1997. Portfolio Manager of the Invest-ment Adviser since 1982. Vice President of the Investment Adviser from 1982 to 1997.

  Jay C. Harbeck (63)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser since 1997. Vice President of the Investment Adviser from 1986 to 1997.

  Aldona Schwartz (49)--Vice President(1)(2)--Vice President of the Investment Adviser since 1991; Employed by the Investment Adviser since 1986.

  Kevin J. McKenna (41)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser since 1997. Vice President of the Investment Adviser from 1985 to 1997.

  Lawrence R. Fuller (57)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser since 1997. Vice President of the Investment Adviser from 1992 to 1997.

  Thomas R. Robinson (54)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser since 1997. Vice President of the Investment Adviser from 1996 to 1997. Manager of International Equity Strategy of Merrill Lynch & Co.'s Global Securities Research and Economics Group from 1989 to 1995.

  Robert M. Shearer (42)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser since 1998. Vice President of the Investment Adviser from 1997 to 1998.

  Christopher G. Ayoub--(42)--Senior Vice President(1)(2)--First Vice Presi-dent of the Investment Adviser since 1998. Director (Global Fixed-Income) of the Investment Adviser from 1997 to 1998. Vice President of the Investment Ad-viser from 1985 to 1997.

  Jacqueline Rogers (40)--Vice President(1)(2)--Vice President of the Invest-ment Adviser since 1985.

  Gerald M. Richard (48)--Treasurer(1)(2)--Senior Vice President and Treasurer of the Investment Adviser and FAM since 1984; Treasurer of the Distributor since 1984 and Vice President since 1981.

  Jennifer L. Sawin (36)--Secretary(1)(2)--Vice President since 1998 and at-torney associated with the Investment Adviser and FAM since 1995. Prior to 1995 Ms. Sawin was an attorney in private practice.
-------

(1) Interested person, as defined in the Investment Company Act, of the Fund.

(2) Mr. Glenn is a director or trustee and officer, Messrs. Sunderland, Swensrud and Touchton are directors and Messrs. Ayoub, Burke, Fuller, Harbeck, Harvey, Lathbury, McKenna, Monagle, Richard, Robinson, and Shearer and Ms. Rogers, Ms. Schwartz, and Ms. Sawin are officers of certain other investment companies for which the Investment Adviser or FAM acts as investment adviser (see "Investment Advisory Arrangements").

  Set forth below is a chart showing the aggregate compensation paid by the Fund to each of its directors, as well as the total compensation paid to each director of the Fund by the Fund and by other investment companies advised by the Investment Adviser or FAM (collectively, the "Fund Complex") for their services as directors or trustees of such investment companies for the fiscal year ended December 31, 1997.

                                                          PENSIONS
                                                             OR
                                                         RETIREMENT    TOTAL
                                                          BENEFITS  COMPENSATION
                                             AGGREGATE    ACCRUED    FROM FUND
                                            COMPENSATION AS PART OF   AND FUND
                                              FROM THE      FUND    COMPLEX PAID
NAME OF DIRECTOR                                FUND      EXPENSES  TO DIRECTORS
----------------                            ------------ ---------- ------------
Jack B. Sunderland.........................    $8,000       None      $132,600
                                                                      --------
Stephen B. Swensrud........................    $8,000       None      $175,500
                                               ------                 --------
J. Thomas Touchton.........................    $8,000       None      $132,100
                                                                      --------

-------

(1) In addition to the Fund, the Directors served on other MLAM/FAM advised funds as follows: Mr. Sunderland (18 registered investment companies consisting of 30 portfolios); Mr. Swensrud (21 registered investment companies consisting of 53 portfolios); Mr. Touchton (18 registered investment companies consisting of 30 portfolios).

  The officers of the Fund owned on February 28, 1998, in the aggregate, less than 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc. On Febru-ary 28, 1998, the officers and directors of the Fund owned an aggregate of less than 1/4 of 1% of its outstanding shares. The Fund has an Audit Committee consisting of all of the directors of the Fund who are not interested persons of the Fund.

  Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all directors of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or its subsidiaries. The Fund pays each non-affiliated di-rector an annual fee of $5,000 plus $500 per quarterly meeting attended and an annual fee of $1,000 for membership on the Audit Committee, and pays all of the actual out-of-pocket expenses of such directors relating to attendance at meetings. For the fiscal year ended December 31, 1997 such fees and expenses aggregated $24,011.

                       INVESTMENT ADVISORY ARRANGEMENTS

  The Fund has entered into an Investment Advisory Agreement with the Invest-ment Adviser. The Investment Adviser is a wholly owned subsidiary of ML Group, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  The principal executive officers and directors of the Investment Adviser are Arthur Zeikel, President and Director; Terry K. Glenn, Director and Executive Vice President; Vincent R. Giordano, Senior Vice President; Elizabeth A. Grif-fin, Senior Vice President; Norman R. Harvey, Senior Vice President; Michael
J. Hennewinkel, Senior Vice President; Philip L. Kirstein, Senior Vice Presi-dent, General Counsel and Secretary; Ronald M. Kloss, Senior Vice President and Controller; Stephen M.M. Miller, Senior Vice President; Joseph T. Monagle, Senior Vice President; Richard L. Reller, Senior Vice President; Gerald M. Richard, Senior Vice President and Treasurer; Ronald L. Welburn, Senior Vice President.

  Securities held by any Portfolio may also be held by other funds for which the Investment Adviser or FAM acts as an adviser, or by investment advisory clients of the Investment Adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for any Portfolio or other funds for which the Investment Ad-viser or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the re-spective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse ef-fect on price.

  Advisory Fee. The Investment Advisory Agreement provides that as compensa-tion for its services to the Fund, the Investment Adviser receives monthly compensation with respect to such Portfolios according to the following sched-ule:

AGGREGATE OF AVERAGE DAILY NET ASSETS OF THE TEN COMBINED
PORTFOLIOS                                                        ADVISORY FEE
Not exceeding $250 million.......................................        0.50%
In excess of $250 million
 but not exceeding $300 million..................................        0.45%
In excess of $300 million
 but not exceeding $400 million..................................        0.40%
In excess of $400 million
 but not exceeding $800 million..................................        0.35%
In excess of $800 million........................................        0.30%

  These fee rates are applied to the average daily net assets of each Portfo-lio, with the reduced rates above applicable to portions of each Portfolio to the extent that the aggregate of the average daily net assets of the combined Portfolios exceed $250 million, $300 million, $400 million and $800 million (each such amount being a "breakpoint level"). The portion of the assets of a Portfolio to which the rate at each breakpoint level applies will be deter-mined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the combined Portfolios that falls within that breakpoint level by the aggregate of the average daily net assets of the com-bined Portfolios. The amount of the fee for a Portfolio at each breakpoint level is determined by multiplying the average daily net assets of that Port-folio by the uniform percentage applicable to that breakpoint level and multi-plying the product by the advisory fee rate.

  For the fiscal years ended December 31, 1997, 1996, and 1995, the advisory fees paid by the Fund to the Investment Adviser totalled $10,816,978, $10,000,508, and $9,302,375, respectively.

  The Investment Advisory Agreement with respect to the Fund's Portfolios was approved by the Fund's Board of Directors, including a majority of the Direc-tors who are not interested persons of the Investment Adviser, on February 3, 1997. The Agreement was last approved by the Fund's shareholders in accordance with instructions from Policyowners at the Annual Meeting of Shareholders held on January 31, 1992. The Agreement will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a major-ity of the outstanding shares of the respective Portfolios, and (b) by a ma-jority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act), of any such party. The Agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the sharehold-ers of the Fund.

  Payment of Expenses. The Investment Advisory Agreement obligates the Invest-ment Adviser to provide investment advisory services and to pay all compensa-tion of and furnish office space for officers and employees of the Fund con-nected with investment and economic research, trading and investment manage-ment of the Portfolios, as well as the fees of all directors of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiar-ies. Each Portfolio will pay all other expenses incurred in its operation, in-cluding a portion of the Fund's general administrative expenses allocated on the basis of the Portfolio's asset size. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transac-tions, shareholder servicing costs, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calcula-tion of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Expenses which will be allocated on the basis of size of the respective Port-folios include directors' fees, legal expenses, state franchise taxes, audit-ing services, costs of printing proxies, stock certificates, shareholder re-ports and prospectuses and statements of additional information (to the extent not paid for by the Distributor), Securities and Exchange Commission fees, ac-counting costs and other expenses properly payable by the Fund and allocable on the basis of size of the respective Portfolios. Accounting services are provided for the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1997, the amount of such reimbursement was $597,116. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Portfolios or allocated on the basis of the size of the respective Portfolios. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

                       DETERMINATION OF NET ASSET VALUE

  Reference is made to "Additional Information--Determination of Net Asset Value" on page 31 of the Prospectus.

  The net asset value of each Portfolio (other than the Money Reserve Portfo-lio) is determined by adding the value of all securities and other assets in its portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. The net asset value of the Money Reserve Portfolio is determined pursuant to the "penny rounding method" under a rule of the Securities and Exchange Commission described below by adding the value of all securities and other assets in its portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

  In accordance with the Securities and Exchange Commission rule applicable to the valuation of the portfolio securities of the Money Reserve Portfolio and consistent with its operating policies, the Money Reserve Portfolio will main-tain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 397 calendar days (or 762 calendar days in the case of U.S. Government securities) or less only, and invest only in securities determined by the directors to be of high quality with minimal credit risks and which meet certain credit standards prescribed by the rule. In addition, the directors have established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quo-tations and that calculated pursuant to the penny rounding method will be re-ported to the directors by the Investment Adviser. In the event the directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Portfolio will take such corrective action as it regards as necessary and appropriate, in-cluding the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding divi-dends; or establishing a net asset value per share by using available market quotations.

  If in the view of the Board of Directors of the Fund it is inadvisable to continue the practice of maintaining the net asset value of the Money Reserve Portfolio at $1.00 per share, the Board of Directors of the Fund reserves the right to alter the procedure. The Fund will notify the Accounts of any such alteration.

  Securities held by each Portfolio with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Portfolios assume a constant propor-tionate amortization in value until maturity of any discount or premium, re-gardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit and variable amount master demand note is deemed to be the next coupon date on which the interest rate is to be adjust-ed. If, due to the impairment of the creditworthiness of the issuer of a secu-rity held by a Portfolio or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as deter-mined in good faith by the Board of Directors. Any assets or liabilities ini-tially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

                          PORTFOLIO TRANSACTIONS AND
                                   BROKERAGE

  Reference is made to "Portfolio Transactions and Brokerage" on page 30 of the Prospectus.

  If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities in-volved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasion, securities may be purchased directly from the issu-er. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primar-ily consist of brokerage commissions or underwriter or dealer spreads.

  Under the Investment Company Act, persons affiliated with the Fund are pro-hibited from dealing with the Fund as a principal in the purchase and sale of the Fund's portfolio securities unless an exemptive order allowing such trans-actions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated per-sons of the Fund, including Merrill Lynch Government Securities Inc. ("GSI"), Merrill Lynch Money Markets Inc. ("MMI") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as dealers in connection with such transactions except pursuant to exemptive orders from the Securities and Exchange Commission, such as the order described be-low. However, affiliated persons of the Fund may serve as its broker in over-the-counter or other transactions conducted on an agency basis, subject to the Fund's policy of obtaining best price and execution. The Fund may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act.

  The Securities and Exchange Commission has issued an exemptive order permit-ting the Fund to conduct principal transactions with respect to the Money Re-serve Portfolio with GSI and MMI in United States Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Portfolio available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Fund that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transac-tion with the Fund no greater than their customary dealer spreads for transac-tions of the type involved.

  Certain court decisions have raised questions as to whether investment com-panies should seek to "recapture" brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated enti-ties. In order to effect such an arrangement, the Fund would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Fund and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Fund will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the In-vestment Company Act, if the Directors should determine that recapture is in the best interests of the Fund or otherwise required by developments in the law. The Investment Adviser has arranged for the Fund's Custodian to receive on behalf of the Fund any tender offer solicitation fees payable with respect to portfolio securities of the Fund.

  While the Investment Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, dealers who pro-vide supplemental investment research to the Investment Adviser may receive orders for transactions by the Fund. Such supplemental research services ordi-narily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. If, in the judgment of the Investment Adviser, a particular Portfolio or Portfolios will be benefited by such sup-plemental research services, the Investment Adviser is authorized to pay com-missions to brokers furnishing such services which are in excess of commis-sions which another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the In-vestment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts.

  For the fiscal year ended December 31, 1997, the Fund paid total brokerage commissions of $4,142,987, of which $147,997 was paid to Merrill Lynch. For the fiscal year ended December 31, 1996, the Fund paid total brokerage commis-sions of $4,018,947, of which $154,459 was paid to Merrill Lynch. For the fis-cal year ended December 31, 1995, the Fund paid brokerage commissions of $4,177,039, of which $224,553 was paid to Merrill Lynch.

PORTFOLIO TURNOVER

  Each Portfolio has a different expected rate of portfolio turnover; however, rate of portfolio turnover will not be a limiting factor when management of the Fund deems it appropriate to purchase or sell securities for a Portfolio. Because of the short-term nature of the securities in which the Money Reserve Portfolio will invest, and because such Portfolio's investments will be con-stantly changing in response to market conditions, no portfolio turnover rate may be accurately stated for the Money Reserve Portfolio. For the fiscal year ended December 31, 1997, the portfolio turnover rates for the Fund's other Portfolios were as follows: the Intermediate Government Bond Portfolio was 41.23%; the Long Term Corporate Bond Portfolio was 107.02%; the Capital Stock Portfolio was 90.19%; the Growth Stock Portfolio was 84.90%; the Multiple Strategy Portfolio was 108.41%; the High Yield Portfolio was 60.94%; the Natu-ral Resources Portfolio was 24.10%; the Global Strategy Portfolio was 108.04% and the Balanced Portfolio was 143.20%.

                             REDEMPTION OF SHARES

  The right to redeem shares or to receive payment with respect to any redemp-tion may only be suspended for any period during which trading on the NYSE is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determina-tion of the net asset value of each Portfolio is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of each Portfolio.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

  Reference is made to "Dividends, Distributions and Taxes" in the Prospectus.

FEDERAL INCOME TAXES

  Under the Code, each Portfolio of the Fund will be treated as a separate corporation for federal income tax purposes and, thus, each Portfolio is re-quired to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Portfolios.

  Each Portfolio intends to continue to qualify as a regulated investment com-pany under the Code. Under such provisions, a Portfolio will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Portfolio must, among other things, de-rive in each taxable year at least 90% of its gross income from dividends, in-terest and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities and certain options, futures or forward contracts held for less than three months.

  The foregoing is a general and abbreviated summary of the applicable provi-sions of the Code and Treasury Regulations presently in effect. For the com-plete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regula-tions are subject to change by legislative or administrative action.

                           DISTRIBUTION ARRANGEMENTS

  The Fund has entered into a distribution agreement (the "Distribution Agree-ment") with the Distributor with respect to the sale of the Fund's shares to the Distributor for resale to the Accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser.

  The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

                               PERFORMANCE DATA

  From time to time one or more of the Fund's Portfolios may include its aver-age annual total return, as well as yield, in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield figures are based on the Portfolio's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission.

  Average annual total return quotations for the specified periods are com-puted by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distribu-tions are reinvested and taking into account all applicable recurring and non-recurring expenses.

  The Fund's Money Reserve Portfolio normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in ac-count value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Securi-ties and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

  Set forth below is average annual total return information for the shares of each of the Fund's Portfolios, other than the Money Reserve Portfolio. The av-erage annual total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease average annual total return.

                                             AVERAGE ANNUAL TOTAL RETURN
                                                           REDEEMABLE VALUE
                                          EXPRESSED AS A   OF A HYPOTHETICAL
                                         PERCENTAGE BASED  $1,000 INVESTMENT
                                         ON A HYPOTHETICAL AT THE END OF THE
                                         $1,000 INVESTMENT      PERIOD
                                         ----------------- -----------------
Balanced Portfolio:
 One Year Ended December 31, 1997              16.93%          $1,169.30
 Five Years Ended December 31, 1997            11.29%          $1,707.40
 Inception* Through December 31, 1997          11.49%          $2,861.10
Capital Stock Portfolio:
 One Year Ended December 31, 1997              22.47%          $1,224.70
 Five Years Ended December 31, 1997            13.85%          $1,913.00
 Ten Years Ended December 31, 1997             14.15%          $3,754.80
Global Strategy Portfolio:
 One Year Ended December 31, 1997              11.72%          $1,117.20
 Five Years Ended December 31, 1997            11.31%          $1,708.80
 Ten Years Ended December 31, 1997             11.25%          $2,904.60
Growth Stock Portfolio:
 One Year Ended December 31, 1997              33.75%          $1,337.50
 Five Years Ended December 31, 1997            16.96%          $2,188.40
 Ten Years Ended December 31, 1997             14.81%          $3,978.90
High Yield Portfolio:
 One Year Ended December 31, 1997              10.74%          $1,107.40
 Five Years Ended December 31, 1997            11.04%          $1,688.20
 Ten Years Ended December 31, 1997             11.90%          $3,078.50
Intermediate Government Bond Portfolio:
 One Year Ended December 31, 1997               8.42%          $1,084.20
 Five Years Ended December 31, 1997             6.96%          $1,400.20
 Ten Years Ended December 31, 1997              8.52%          $2,264.90

                                          AVERAGE ANNUAL TOTAL RETURN
                                                        REDEEMABLE VALUE
                                       EXPRESSED AS A   OF A HYPOTHETICAL
                                      PERCENTAGE BASED  $1,000 INVESTMENT
                                      ON A HYPOTHETICAL AT THE END OF THE
                                      $1,000 INVESTMENT      PERIOD
                                      ----------------- -----------------
Long Term Corporate Bond Portfolio:
 One Year Ended December 31, 1997            8.80%          $1,088.00
 Five Years Ended December 31, 1997          7.66%          $1,446.30
 Ten Years Ended December 31, 1997           9.29%          $2,431.10
Multiple Strategy Portfolio:
 One Year Ended December 31, 1997           19.17%          $1,191.70
 Five Years Ended December 31, 1997         12.14%          $1,773.70
 Ten Years Ended December 31, 1997          12.71%          $3,308.20
Natural Resources Portfolio:
 One Year Ended December 31, 1997          (10.97)%         $  890.30
 Five Years Ended December 31, 1997          5.24%          $1,291.10
 Inception* Through December 31, 1997        3.22%          $1,372.90

-------

* Inception for Balanced Portfolio, May 1, 1988.

                            ADDITIONAL INFORMATION

  Under a separate agreement Merrill Lynch has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its con-sent to the use of such name by the Fund at any time, or to grant the use of such name to any other company, and the Fund has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

-------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Independent Auditors' Report

-------------------------------------------------------------------------------

The Board of Directors and Shareholders,
Merrill Lynch Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of the Balanced, Capital Stock, Global Strategy, Growth Stock, High Yield, Intermediate Government Bond, Long Term Corporate Bond, Money Reserve, Multiple Strategy, and Natural Resources Port-folios of Merrill Lynch Series Fund, Inc. as of December 31, 1997, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These fi-nancial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these finan-cial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at Decem-ber 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of the Balanced, Capital Stock, Global Strategy, Growth Stock, High Yield, Intermediate Govern-ment Bond, Long Term Corporate Bond, Money Reserve, Multiple Strategy, and Natural Resources Portfolios of Merrill Lynch Series Fund, Inc. as of December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey

February 20, 1998

MERRILL LYNCH SERIES FUND, INC.
Balanced Portfolio
Schedule of Investments as of December 31, 1997

--------------------------------------------------------------------------------
                                                                                              VALUE       PERCENT OF
INDUSTRIES               FACE AMOUNT              BONDS & NOTES                 COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES       $ 1,000,000  General Electric Capital Corp., 8.75%
                                       due 5/21/2007.......................  $ 1,124,550  $   1,175,730         1.1%
----------------------------------------------------------------------------------------------------------------------
US GOVERNMENT & AGENCY     1,482,615  Federal Home Loan Mortgage Corp.,
OBLIGATIONS                            7.50% due 6/01/2007++...............    1,510,878      1,522,587         1.4
                                      Federal National Mortgage
                                       Association++:
                           1,717,778      6% due 11/01/2000................    1,700,600      1,708,519         1.6
                           3,730,585      6% due 6/01/2001.................    3,692,696      3,705,105         3.4
                           2,096,012      6% due 2/01/2004.................    2,071,122      2,081,067         1.9
                          12,700,000  US Treasury Bonds, 6.625% due
                                       2/15/2027...........................   12,099,016     13,787,374        12.7
                                      US Treasury Notes:
                           6,000,000      6% due 8/15/1999.................    6,016,406      6,029,040         5.6
                           9,500,000      6.50% due 5/31/2002..............    9,563,828      9,777,590         9.0
                           1,825,000      6.25% due 2/15/2007..............    1,799,906      1,883,163         1.8
----------------------------------------------------------------------------------------------------------------------
                                      TOTAL BONDS & NOTES                     39,579,002     41,670,175        38.5
----------------------------------------------------------------------------------------------------------------------


                           SHARES
                            HELD                  COMMON STOCKS
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE           30,200  AlliedSignal, Inc....................    1,137,063      1,175,913         1.1
                              21,000  GenCorp, Inc.........................      613,011        525,000         0.5
                               5,900  +Orbital Sciences Corp...............      151,326        175,525         0.1
                                                                             -----------  -------------       -----
                                                                               1,901,400      1,876,438         1.7
----------------------------------------------------------------------------------------------------------------------
AIRLINES                      21,900  +US Airways Group, Inc...............      807,984      1,368,750         1.3
----------------------------------------------------------------------------------------------------------------------
APPLIANCES                    26,700  Sunbeam Corp.........................      952,658      1,124,738         1.0
----------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS              25,200  Federal-Mogul Corp...................      985,025      1,020,600         0.9
----------------------------------------------------------------------------------------------------------------------
AUTOMOBILE RENTAL             27,600  +Avis Rent-A-Car, Inc................      601,358        881,475         0.8
                              30,600  Hertz Corp. (Class A)................      987,581      1,231,650         1.2
                                                                             -----------  -------------       -----
                                                                               1,588,939      2,113,125         2.0
----------------------------------------------------------------------------------------------------------------------
BANKING                       26,400  Bank of New York Co., Inc............      682,144      1,526,250         1.4
                              18,800  BankAmerica Corp.....................    1,072,739      1,372,400         1.3
                              23,900  First Union Corporation..............    1,175,828      1,224,875         1.1
                                                                             -----------  -------------       -----
                                                                               2,930,711      4,123,525         3.8
----------------------------------------------------------------------------------------------------------------------
BROADCASTING-MEDIA            14,100  +Chancellor Media Corp...............      894,326      1,052,213         1.0
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES           26,700  +Gartner Group, Inc. (Class A).......      905,885        994,575         0.9
----------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES              9,750  +Cisco Systems, Inc..................      555,749        543,563         0.5
----------------------------------------------------------------------------------------------------------------------
COMPUTERS                      5,600  Compaq Computer Corp.................      207,607        316,050         0.3
                               4,100  International Business Machines
                                       Corp................................      275,132        428,706         0.4
                              20,300  +Quantum Corporation.................      573,272        407,269         0.4
                                                                             -----------  -------------       -----
                                                                               1,056,011      1,152,025         1.1
----------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS             42,400  The Dial Corporation.................      818,701        882,450         0.8
----------------------------------------------------------------------------------------------------------------------
CONTAINERS                    36,100  +Owens-Illinois, Inc.................    1,076,705      1,369,544         1.3
----------------------------------------------------------------------------------------------------------------------
CRUISE LINES                  11,800  Royal Caribbean Cruises Ltd..........      515,187        629,088         0.6
----------------------------------------------------------------------------------------------------------------------
DENTAL SUPPLIES &             24,000  DENTSPLY International Inc...........      605,524        732,000         0.7
EQUIPMENT
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT          14,900  General Electric Co..................    1,046,177      1,093,288         1.0
----------------------------------------------------------------------------------------------------------------------
ELECTRONICS                   28,000  +National Semiconductor
                                       Corporation.........................    1,134,438        726,250         0.7
----------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES             7,200  American Express Company.............      450,986        642,600         0.6
                              22,900  MGIC Investment Corp.................      870,336      1,522,850         1.4
                                                                             -----------  -------------       -----
                                                                               1,321,322      2,165,450         2.0
----------------------------------------------------------------------------------------------------------------------
HARDWARE PRODUCTS             15,600  Black & Decker Corporation...........      532,498        609,375         0.6
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Balanced Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------


                           SHARES                                                             VALUE       PERCENT OF
INDUSTRIES                  HELD                  COMMON STOCKS                 COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------
INSURANCE                     31,100  Hartford Life, Inc. (Class A)........  $ 1,042,999  $   1,409,219         1.3%
                              36,000  Provident Companies, Inc.............    1,189,906      1,390,500         1.3
                              25,200  Travelers Group, Inc.................      904,068      1,357,650         1.2
                               9,200  Travelers Property Casualty Corp.
                                       (Class A)...........................      372,264        404,800         0.4
                              18,500  UNUM Corporation.....................      594,625      1,005,937         0.9
                                                                             -----------  -------------       -----
                                                                               4,103,862      5,568,106         5.1
----------------------------------------------------------------------------------------------------------------------
LEISURE/TOURISM               36,600  Brunswick Corporation................      940,006      1,109,437         1.0
----------------------------------------------------------------------------------------------------------------------
MACHINERY                     14,000  Harnischfeger Industries, Inc........      606,635        494,375         0.4
                              23,200  Ingersoll-Rand Co....................      723,185        939,600         0.9
                              11,000  SPX Corporation......................      623,984        759,000         0.7
                                                                             -----------  -------------       -----
                                                                               1,953,804      2,192,975         2.0
----------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES              44,377  +HEALTHSOUTH Corporation.............    1,203,359      1,231,462         1.1
----------------------------------------------------------------------------------------------------------------------
NATURAL GAS                   19,000  El Paso Natural Gas Co...............      998,878      1,263,500         1.2
                              11,600  Enron Corp...........................      466,529        482,125         0.4
                                                                             -----------  -------------       -----
                                                                               1,465,407      1,745,625         1.6
----------------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT              13,000  Danka Business Systems PLC
                                       (ADR)*(a)...........................      641,353        207,187         0.2
----------------------------------------------------------------------------------------------------------------------
OIL SERVICES                  16,700  +Smith International, Inc............      795,718      1,024,962         0.9
----------------------------------------------------------------------------------------------------------------------
PETROLEUM                     25,700  Unocal Corp..........................      930,557        997,481         0.9
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS               12,000  Bristol-Myers Squibb Co..............    1,140,051      1,135,500         1.0
                              18,000  Lilly (Eli) & Co.....................    1,136,182      1,253,250         1.2
                              15,000  Pfizer, Inc..........................    1,097,315      1,118,437         1.0
                               7,700  Warner-Lambert Company...............    1,101,562        954,800         0.9
                                                                             -----------  -------------       -----
                                                                               4,475,110      4,461,987         4.1
----------------------------------------------------------------------------------------------------------------------
RAILROADS                     11,700  Burlington Northern Santa Fe, Inc....    1,010,347      1,087,369         1.0
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE                   27,000  Glenborough Realty Trust.............      675,000        799,875         0.8
INVESTMENT TRUSTS             32,000  Prentiss Properties Trust............      751,272        894,000         0.8
                              13,000  Starwood Lodging Trust...............      582,360        752,375         0.7
                                                                             -----------  -------------       -----
                                                                               2,008,632      2,446,250         2.3
----------------------------------------------------------------------------------------------------------------------
RESTAURANTS                   16,500  +Tricon Global Restaurants, Inc......      567,440        479,531         0.4
----------------------------------------------------------------------------------------------------------------------
RETAIL                        22,955  Rite Aid Corporation.................      815,220      1,347,172         1.2
                              12,500  +Safeway, Inc........................      686,220        790,625         0.7
                              16,600  Sears, Roebuck & Co..................      773,410        751,150         0.7
                              21,000  Wal-Mart Stores, Inc.................      866,964        828,187         0.8
                                                                             -----------  -------------       -----
                                                                               3,141,814      3,717,134         3.4
----------------------------------------------------------------------------------------------------------------------
SOFTWARE                      12,000  +BMC Software, Inc...................      506,821        786,000         0.7
                              15,500  Computer Associates International,
                                       Inc.................................      455,899        819,562         0.8
                               6,100  +Microsoft Corp......................      762,096        788,044         0.7
                                                                             -----------  -------------       -----
                                                                               1,724,816      2,393,606         2.2
----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS            42,371  +Tele-Communications, Inc. (Class
                                       A)..................................      690,475      1,181,092         1.1
                              24,229  +Tele-Communications TCI Ventures
                                       Group...............................      394,819        685,984         0.6
                              37,200  +WorldCom, Inc.......................      975,280      1,125,300         1.1
                                                                             -----------  -------------       -----
                                                                               2,060,574      2,992,376         2.8
----------------------------------------------------------------------------------------------------------------------
TRANSPORT SERVICES            24,000  +OMI Corp............................      310,830        220,500         0.2
----------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING              26,500  Carnival Corp. (Class A).............      784,889      1,467,437         1.4
----------------------------------------------------------------------------------------------------------------------
UTILITIES                     33,800  Edison International, Inc............      654,825        918,937         0.9
                              21,000  Texas Utilities Company..............      838,049        872,812         0.8
                                                                             -----------  -------------       -----
                                                                               1,492,874      1,791,749         1.7
----------------------------------------------------------------------------------------------------------------------
                                      TOTAL COMMON STOCKS                     49,240,632     58,712,171        54.2
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Balanced Portfolio
Schedule of Investments as of December 31, 1997  (Concluded)
--------------------------------------------------------------------------------

                            FACE                                                              VALUE       PERCENT OF
                           AMOUNT             SHORT-TERM SECURITIES             COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER**       $ 5,000,000  AIG Funding, Inc., 6.02% due
                                       1/05/1998...........................  $ 4,995,819  $   4,995,819         4.6%
                           2,370,000  General Motors Acceptance Corp.,
                                       6.75% due 1/02/1998.................    2,369,111      2,369,111         2.2
----------------------------------------------------------------------------------------------------------------------
                                      TOTAL SHORT-TERM SECURITIES              7,364,930      7,364,930         6.8
----------------------------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS....................  $96,184,564    107,747,276        99.5
                                                                             -----------
                                                                             -----------
                                      OTHER ASSETS LESS LIABILITIES........                     576,742         0.5
                                                                                          -------------       -----
                                      NET ASSETS...........................               $ 108,324,018       100.0%
                                                                                          -------------       -----
                                                                                          -------------       -----
----------------------------------------------------------------------------------------------------------------------

(a) Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.

 * American Depositary Receipts (ADR).

 ** Commercial Paper is traded on a discount basis. The interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

 + Non-income producing security.

 ++ Subject to principal paydowns.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1997
--------------------------------------------------------------------------------


                         SHARES                                                            VALUE       PERCENT OF
INDUSTRIES                HELD             US STOCKS & WARRANTS             COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE        141,000  AlliedSignal, Inc.................  $   5,141,493  $   5,490,188         1.6%
                            90,000  GenCorp, Inc......................      2,627,014      2,250,000         0.7
                            28,800  +Orbital Sciences Corp............        739,683        856,800         0.3
                                                                        -------------  -------------       -----
                                                                            8,508,190      8,596,988         2.6
-------------------------------------------------------------------------------------------------------------------
AIRLINES                   111,000  +US Airways Group, Inc............      4,017,754      6,937,500         2.1
-------------------------------------------------------------------------------------------------------------------
APPLIANCES                 122,900  Sunbeam Corp......................      4,676,121      5,177,163         1.5
-------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS           119,000  Federal-Mogul Corp................      4,643,081      4,819,500         1.4
-------------------------------------------------------------------------------------------------------------------
AUTOMOBILE RENTAL          131,100  +Avis Rent-A-Car, Inc.............      2,858,008      4,187,006         1.2
                           141,000  Hertz Corp. (Class A).............      4,731,939      5,675,250         1.7
                                                                        -------------  -------------       -----
                                                                            7,589,947      9,862,256         2.9
-------------------------------------------------------------------------------------------------------------------
BANKING                     96,000  Bank of New York Co., Inc.........      1,766,630      5,550,000         1.6
                            15,000  Bank of New York Co., Inc.
                                     (Warrants) (a)...................        168,750      2,538,750         0.8
                            82,800  BankAmerica Corp..................      4,291,836      6,044,400         1.8
                           111,900  First Union Corporation...........      5,504,283      5,734,875         1.7
                                                                        -------------  -------------       -----
                                                                           11,731,499     19,868,025         5.9
-------------------------------------------------------------------------------------------------------------------
BROADCASTING-MEDIA          68,000  +Chancellor Media Corp............      4,313,203      5,074,500         1.5
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES        129,000  +Gartner Group, Inc. (Class A)....      4,377,318      4,805,250         1.4
-------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES           46,050  +Cisco Systems, Inc...............      2,624,905      2,567,288         0.8
-------------------------------------------------------------------------------------------------------------------
COMPUTERS                   27,000  Compaq Computer Corp..............        808,833      1,523,813         0.4
                            16,000  International Business Machines
                                     Corp.............................        876,480      1,673,000         0.5
                            96,000  +Quantum Corporation..............      2,707,737      1,926,000         0.6
                                                                        -------------  -------------       -----
                                                                            4,393,050      5,122,813         1.5
-------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS          200,700  The Dial Corporation..............      3,875,692      4,177,069         1.2
-------------------------------------------------------------------------------------------------------------------
CONTAINERS                 144,100  +Owens-Illinois, Inc..............      4,182,158      5,466,794         1.6
-------------------------------------------------------------------------------------------------------------------
CRUISE LINES                55,500  Royal Caribbean Cruises Ltd.......      2,415,788      2,958,844         0.9
-------------------------------------------------------------------------------------------------------------------
DENTAL SUPPLIES &          130,000  DENTSPLY International Inc........      3,330,528      3,965,000         1.2
EQUIPMENT
-------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT        70,000  General Electric Co...............      4,934,036      5,136,250         1.5
-------------------------------------------------------------------------------------------------------------------
ELECTRONICS                124,000  +National Semiconductor
                                     Corporation......................      5,032,569      3,216,250         1.0
-------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES          35,000  American Express Company..........      1,719,517      3,123,750         0.9
                           126,000  MGIC Investment Corp..............      4,763,407      8,379,000         2.5
                                                                        -------------  -------------       -----
                                                                            6,482,924     11,502,750         3.4
-------------------------------------------------------------------------------------------------------------------
HARDWARE PRODUCTS           73,200  Black & Decker Corporation........      2,451,987      2,859,375         0.9
-------------------------------------------------------------------------------------------------------------------
INSURANCE                   33,200  Hartford Life, Inc. (Class A).....      1,077,390      1,504,375         0.4
                           172,000  Provident Companies, Inc..........      5,685,891      6,643,500         2.0
                           136,500  Travelers Group, Inc..............      4,787,323      7,353,938         2.2
                            41,400  Travelers Property Casualty Corp.
                                     (Class A)........................      1,675,529      1,821,600         0.5
                           109,800  UNUM Corporation..................      3,505,390      5,970,375         1.8
                                                                        -------------  -------------       -----
                                                                           16,731,523     23,293,788         6.9
-------------------------------------------------------------------------------------------------------------------
LEISURE/TOURISM            183,000  Brunswick Corporation.............      4,763,323      5,547,188         1.7
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                         SHARES                                                            VALUE       PERCENT OF
INDUSTRIES                HELD             US STOCKS & WARRANTS             COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
MACHINERY                   67,000  Harnischfeger Industries, Inc.....  $   2,903,369  $   2,365,938         0.7%
                           136,500  Ingersoll-Rand Co.................      4,095,877      5,528,250         1.6
                            52,000  SPX Corporation...................      2,949,980      3,588,000         1.1
                                                                        -------------  -------------       -----
                                                                            9,949,226     11,482,188         3.4
-------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES           225,967  +HEALTHSOUTH Corporation..........      6,112,619      6,270,584         1.9
-------------------------------------------------------------------------------------------------------------------
NATURAL GAS                 91,000  El Paso Natural Gas Co............      4,578,330      6,051,500         1.8
                            53,700  Enron Corp........................      2,094,624      2,231,906         0.7
                                                                        -------------  -------------       -----
                                                                            6,672,954      8,283,406         2.5
-------------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT            60,000  Danka Business Systems PLC (ADR)*
                                     (b)..............................      2,957,913        956,250         0.3
-------------------------------------------------------------------------------------------------------------------
OIL SERVICES                36,000  Schlumberger Ltd..................      1,519,927      2,898,000         0.9
                            66,100  +Smith International, Inc.........      3,006,189      4,056,888         1.2
                                                                        -------------  -------------       -----
                                                                            4,526,116      6,954,888         2.1
-------------------------------------------------------------------------------------------------------------------
PETROLEUM                  160,000  Unocal Corp.......................      6,011,876      6,210,000         1.9
-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS             56,000  Bristol-Myers Squibb Co...........      5,320,186      5,299,000         1.6
                            82,000  Lilly (Eli) & Co..................      5,172,226      5,709,250         1.7
                            72,000  Pfizer, Inc.......................      5,267,080      5,368,500         1.6
                            36,000  Warner-Lambert Company............      5,150,160      4,464,000         1.3
                                                                        -------------  -------------       -----
                                                                           20,909,652     20,840,750         6.2
-------------------------------------------------------------------------------------------------------------------
RAILROADS                   62,000  Burlington Northern Santa Fe,
                                     Inc..............................      5,349,558      5,762,125         1.7
-------------------------------------------------------------------------------------------------------------------
REAL ESTATE                127,000  Glenborough Realty Trust..........      3,175,000      3,762,375         1.1
INVESTMENT                 117,400  Prentiss Properties Trust.........      2,455,113      3,279,862         1.0
TRUSTS                      61,000  Starwood Lodging Trust............      1,598,323      3,530,375         1.1
                                                                        -------------  -------------       -----
                                                                            7,228,436     10,572,612         3.2
-------------------------------------------------------------------------------------------------------------------
RESTAURANTS                 79,000  +Tricon Global Restaurants,
                                     Inc..............................      2,716,662      2,295,937         0.7
-------------------------------------------------------------------------------------------------------------------
RETAIL                     122,215  Rite Aid Corporation..............      3,987,535      7,172,493         2.1
                            61,000  +Safeway, Inc.....................      3,375,741      3,858,250         1.1
                           108,000  Sears, Roebuck & Co...............      4,290,566      4,887,000         1.5
                           101,000  Wal-Mart Stores, Inc..............      4,169,794      3,983,187         1.2
                                                                        -------------  -------------       -----
                                                                           15,823,636     19,900,930         5.9
-------------------------------------------------------------------------------------------------------------------
SOFTWARE                    72,600  +BMC Software, Inc................      2,712,988      4,755,300         1.4
                            75,750  Computer Associates International,
                                     Inc..............................      2,071,480      4,005,281         1.2
                            28,500  +Microsoft Corp...................      3,554,833      3,681,844         1.1
                                                                        -------------  -------------       -----
                                                                            8,339,301     12,442,425         3.7
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS         204,857  +Tele-Communications, Inc. (Class
                                     A)...............................      3,423,635      5,710,389         1.7
                           117,143  +Tele-Communications TCI Ventures
                                     Group............................      1,957,736      3,316,611         1.0
                           193,000  +WorldCom, Inc....................      5,306,603      5,838,250         1.7
                                                                        -------------  -------------       -----
                                                                           10,687,974     14,865,250         4.4
-------------------------------------------------------------------------------------------------------------------
TRANSPORT SERVICES         110,000  +OMI Corp.........................      1,424,704      1,010,625         0.3
-------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING           123,000  Carnival Corp. (Class A)..........      3,529,627      6,811,125         2.0
-------------------------------------------------------------------------------------------------------------------
UTILITIES                  219,100  Edison International, Inc.........      4,188,269      5,956,781         1.8
                            97,500  Texas Utilities Company...........      3,890,927      4,052,344         1.2
                                                                        -------------  -------------       -----
                                                                            8,079,196     10,009,125         3.0
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL US STOCKS & WARRANTS            231,395,046    285,622,811        85.1
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                         SHARES                                                            VALUE       PERCENT OF
COUNTRIES                 HELD              FOREIGN STOCKS++++              COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
ARGENTINA                   13,800  Yacimientos Petroliferos Fiscales
                                     S.A. (ADR)* (19).................  $     304,160  $     471,787         0.1%
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ARGENTINA            304,160        471,787         0.1
-------------------------------------------------------------------------------------------------------------------
AUSTRALIA                  110,000  Broken Hill Proprietary Co., Ltd.
                                     (6)..............................      1,450,439      1,020,442         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN AUSTRALIA          1,450,439      1,020,442         0.3
-------------------------------------------------------------------------------------------------------------------
BAHAMAS                     71,600  +Sun International Hotels Ltd.
                                     (26).............................      2,746,494      2,693,950         0.8
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE BAHAMAS        2,746,494      2,693,950         0.8
-------------------------------------------------------------------------------------------------------------------
BRAZIL                       5,000  Telecomunicacoes Brasileiras
                                     S.A.-Telebras (ADR)* (24)........        279,055        582,187         0.2
                             9,300  +Uniao de Banco Brasileiros S.A.
                                     (Unibanco) (GDR)** (2)...........        313,962        299,344         0.1
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN BRAZIL               593,017        881,531         0.3
-------------------------------------------------------------------------------------------------------------------
CANADA                     438,000  +Gulf Canada Resources Ltd.
                                     (17).............................      4,066,909      3,066,000         0.9
                            62,300  +Imax Corporation (9).............      1,232,317      1,339,450         0.4
                            15,500  Magna International Inc. (Class A)
                                     (1)..............................        627,122        973,594         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN CANADA             5,926,348      5,379,044         1.6
-------------------------------------------------------------------------------------------------------------------
FINLAND                     45,500  +Amer Group Ltd. (6)..............        809,605        872,832         0.3
                            23,700  Finnlines OY (5)..................        473,846        939,734         0.3
                            36,960  Orion-Yhtymae OY (Class B) (20)...        996,461        950,545         0.3
                            55,100  UPM-Kymmene OY (18)...............      1,136,242      1,098,460         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FINLAND            3,416,154      3,861,571         1.2
-------------------------------------------------------------------------------------------------------------------
FRANCE                       8,800  +SGS-Thomson Microelectronics N.V.
                                     (NY Registered Shares) (23)......        335,313        537,350         0.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FRANCE               335,313        537,350         0.2
-------------------------------------------------------------------------------------------------------------------
GERMANY                     10,700  Bayerische Vereinsbank AG (2).....        645,305        700,128         0.2
                            21,500  Henkel KGaA (Preferred) (4).......        914,503      1,356,599         0.4
                             1,900  Mannesmann AG (13)................        663,326        960,140         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN GERMANY            2,223,134      3,016,867         0.9
-------------------------------------------------------------------------------------------------------------------
ITALY                      109,000  Arnoldo Mondadori Editore
                                     S.p.A. (21)......................        920,007        856,376         0.2
                           170,100  Danieli & Co. Officine Meccaniche
                                     S.p.A. (13)......................        655,636        611,483         0.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ITALY              1,575,643      1,467,859         0.4
-------------------------------------------------------------------------------------------------------------------
JAPAN                       24,000  Amway Japan Ltd. (14).............        874,029        460,653         0.2
                            35,000  Bridgestone Corporation (25)......        610,459        760,461         0.2
                             7,000  Rohm Co., Ltd. (7)................        392,198        714,779         0.2
                             9,000  Sony Corporation (7)..............        664,765        801,536         0.2
                            43,000  Tokio Marine and Fire Insurance
                                     Co., Ltd. (10)...................        420,696        488,599         0.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN JAPAN              2,962,147      3,226,028         1.0
-------------------------------------------------------------------------------------------------------------------
MEXICO                      40,000  Grupo Carso, S.A. de C.V.
                                     (ADR)* (16)......................        462,500        530,000         0.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN MEXICO               462,500        530,000         0.2
-------------------------------------------------------------------------------------------------------------------
NETHERLANDS                 85,000  Royal Dutch Petroleum Co. (NY
                                     Registered Shares) (17)..........      4,642,759      4,605,937         1.4
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE
                                     NETHERLANDS                            4,642,759      4,605,937         1.4
-------------------------------------------------------------------------------------------------------------------
NORWAY                     203,000  Color Line ASA (5)................        850,220        786,180         0.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN NORWAY               850,220        786,180         0.2
-------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA                72,600  Sasol Ltd. (6)....................        855,984        761,225         0.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SOUTH AFRICA         855,984        761,225         0.2
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                         SHARES                                                            VALUE       PERCENT OF
COUNTRIES                 HELD              FOREIGN STOCKS++++              COST         (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
SOUTH KOREA                 59,700  +Hyundai Engineering &
                                     Construction Co., Ltd. (GDR)**
                                     (8)++............................  $     766,170  $      52,237         0.0%
                             1,167  +Hyundai Engineering &
                                     Construction Co., Ltd. (New
                                     Shares)
                                     (GDR)** (8)++....................         14,981          1,021         0.0
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SOUTH KOREA          781,151         53,258         0.0
-------------------------------------------------------------------------------------------------------------------
SPAIN                       20,200  Repsol S.A. (ADR)* (19)...........        664,647        859,762         0.2
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SPAIN                664,647        859,762         0.2
-------------------------------------------------------------------------------------------------------------------
SWEDEN                      48,900  Bure Investment AB (11)...........        438,117        643,624         0.2
                            28,400  +Castellum AB (22)................        190,519        282,587         0.1
                            49,000  Perstorp AB (Class B) (4).........        917,814        876,378         0.3
                            49,000  Sparbanken Sverige AB (Class A)
                                     (2)..............................        632,647      1,113,987         0.3
                            19,000  Spectra-Physics AB (Class A)
                                     (12).............................        579,661        360,161         0.1
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SWEDEN             2,758,758      3,276,737         1.0
-------------------------------------------------------------------------------------------------------------------
SWITZERLAND                    644  Novartis AG (Registered Shares)
                                     (20).............................        559,256      1,045,755         0.3
                                97  Roche Holding AG (20).............        814,824        964,018         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SWITZERLAND        1,374,080      2,009,773         0.6
-------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM              91,600  Diageo PLC (3)....................        633,271        841,785         0.2
                           370,400  LucasVarity PLC (1)...............      1,232,079      1,308,021         0.4
                            81,000  Rio Tinto PLC (15)................      1,208,953        996,488         0.3
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE UNITED
                                    KINGDOM                                 3,074,303      3,146,294         0.9
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL FOREIGN STOCKS                   36,997,251     38,585,595        11.5
-------------------------------------------------------------------------------------------------------------------
                       FACE AMOUNT        SHORT-TERM SECURITIES
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER***    $11,759,000  General Motors Acceptance Corp.,
                                     6.75% due 1/02/1998..............     11,754,590     11,754,590         3.5
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL SHORT-TERM SECURITIES            11,754,590     11,754,590         3.5
-------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS.................  $ 280,146,887    335,962,996       100.1
                                                                        -------------
                                                                        -------------
                                    UNREALIZED APPRECIATION ON FORWARD
                                     FOREIGN EXCHANGE CONTRACTS+++....                         5,290         0.0
                                    LIABILITIES IN EXCESS OF OTHER
                                     ASSETS...........................                      (165,851)       (0.1)
                                                                                       -------------       -----
                                    NET ASSETS........................                 $ 335,802,435       100.0%
                                                                                       -------------       -----
                                                                                       -------------       -----
-------------------------------------------------------------------------------------------------------------------

 (a) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

 (b) Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.

   * American Depositary Receipts (ADR).

  ** Global Depositary Receipts (GDR).

 *** Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Portfolio.

   + Non-income producing security.

  ++ The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Capital Stock Portfolio
Schedule of Investments as of December 31, 1997  (Concluded)
--------------------------------------------------------------------------------

 +++ Forward foreign exchange contracts as of December 31, 1997 were as follows:

------------------------------------------------
                                    UNREALIZED
                                   APPRECIATION
FOREIGN             EXPIRATION    (DEPRECIATION)
CURRENCY SOLD          DATE         (NOTE 1F)
------------------------------------------------
A$    1,520,000    January 1998     $   13,171
C$    7,900,000     March 1998          33,767
L      2,225,000   January 1998        (58,224)
Y   400,000,000    January 1998         16,576
------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON
FORWARD FOREIGN
EXCHANGE CONTRACTS -- NET (US$
COMMITMENT -- $13,255,961)          $    5,290
                                  --------------
                                  --------------
------------------------------------------------

++++ Corresponding industry groups for foreign stocks:

      (1) Auto-Parts

      (2) Banking

      (3) Beverages

      (4) Chemicals

      (5) Cruise Lines

      (6) Diversified

      (7) Electronics

      (8) Engineering & Construction

      (9) Entertainment

     (10) Insurance

     (11) Investment Management

     (12) Laser Components

     (13) Machinery & Equipment

     (14) Merchandising

     (15) Mining

     (16) Multi-Industry

     (17) Oil-Integrated

     (18) Paper & Forest Products

     (19) Petroleum

     (20) Pharmaceuticals

     (21) Publishing

     (22) Real Estate

     (23) Semiconductors

     (24) Telecommunications

     (25) Tires & Rubber

     (26) Hotels & Casinos

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1997
--------------------------------------------------------------------------------

                          SHARES                                                               VALUE       PERCENT OF
INDUSTRIES                 HELD                   US STOCKS                     COST         (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE         36,000  AlliedSignal, Inc.....................  $   1,356,212  $   1,401,750         0.6%
                            30,000  GenCorp, Inc..........................        850,080        750,000         0.3
                             7,200  +Orbital Sciences Corp................        184,823        214,200         0.1
                                                                            -------------  -------------      ------
                                                                                2,391,115      2,365,950  1.0.......
-----------------------------------------------------------------------------------------------------------------------
AIRLINES                    24,850  +US Airways Group, Inc................      1,087,988      1,553,125         0.6
-----------------------------------------------------------------------------------------------------------------------
APPLIANCES                  30,500  Sunbeam Corp..........................      1,198,841      1,284,813         0.5
-----------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS            30,000  Federal-Mogul Corp....................      1,160,955      1,215,000         0.5
-----------------------------------------------------------------------------------------------------------------------
AUTOMOBILE RENTAL           38,000  +Avis Rent-A-Car, Inc.................        902,560      1,213,625         0.5
                            35,300  Hertz Corp. (Class A).................      1,200,731      1,420,825         0.6
                                                                            -------------  -------------      ------
                                                                                2,103,291      2,634,450         1.1
-----------------------------------------------------------------------------------------------------------------------
BANKING                     30,000  Bank of New York Co., Inc.............        935,740      1,734,375         0.7
                            20,100  BankAmerica Corp......................      1,257,926      1,467,300         0.6
                            33,000  First Union Corporation...............      1,630,013      1,691,250         0.7
                                                                            -------------  -------------      ------
                                                                                3,823,679      4,892,925         2.0
-----------------------------------------------------------------------------------------------------------------------
BROADCASTING-MEDIA          14,800  +Chancellor Media Corp................        938,760      1,104,450         0.4
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES         28,100  +Gartner Group, Inc. (Class A)........        953,365      1,046,725         0.4
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES           11,700  +Cisco Systems, Inc...................        670,311        652,275         0.3
-----------------------------------------------------------------------------------------------------------------------
COMPUTERS                    8,300  Compaq Computer Corp..................        316,567        468,431         0.2
                             6,000  International Business Machines
                                     Corp.................................        385,175        627,375         0.2
                            24,000  +Quantum Corporation..................        656,525        481,500         0.2
                                                                            -------------  -------------      ------
                                                                                1,358,267      1,577,306         0.6
-----------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS           50,800  The Dial Corporation..................        983,899      1,057,275         0.4
-----------------------------------------------------------------------------------------------------------------------
CONTAINERS                  45,000  +Owens-Illinois, Inc..................      1,350,687      1,707,188         0.7
-----------------------------------------------------------------------------------------------------------------------
CRUISE LINES                14,000  Royal Caribbean Cruises Ltd...........        615,630        746,375         0.3
-----------------------------------------------------------------------------------------------------------------------
DENTAL SUPPLIES &           28,000  DENTSPLY International Inc............        706,618        854,000         0.3
EQUIPMENT
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT        18,000  General Electric Co...................      1,275,703      1,320,750         0.5
-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS                 37,200  +National Semiconductor Corporation...      1,436,027        964,875         0.4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES          13,900  American Express Company..............        810,776      1,240,575         0.5
                            20,300  MGIC Investment Corp..................        786,354      1,349,950         0.5
                                                                            -------------  -------------      ------
                                                                                1,597,130      2,590,525         1.0
-----------------------------------------------------------------------------------------------------------------------
HARDWARE PRODUCTS           32,400  Black & Decker Corporation............      1,115,098      1,265,625         0.5
-----------------------------------------------------------------------------------------------------------------------
INSURANCE                   10,500  Hartford Life, Inc. (Class A).........        356,699        475,781         0.3
                            50,500  Provident Companies, Inc..............      1,692,482      1,950,563         0.8
                            29,000  Travelers Group, Inc..................      1,135,476      1,562,375         0.6
                            13,000  Travelers Property Casualty Corp.
                                     (Class A)............................        526,489        572,000         0.2
                            24,500  UNUM Corporation......................        777,212      1,332,188         0.5
                                                                            -------------  -------------      ------
                                                                                4,488,358      5,892,907         2.4
-----------------------------------------------------------------------------------------------------------------------
LEISURE/TOURISM             39,600  Brunswick Corporation.................      1,028,242      1,200,375         0.5
-----------------------------------------------------------------------------------------------------------------------
MACHINERY                   19,700  Harnischfeger Industries, Inc.........        834,368        695,656         0.3
                            35,000  Ingersoll-Rand Co.....................      1,119,986      1,417,500         0.6
                            13,000  SPX Corporation.......................        737,680        897,000         0.3
                                                                            -------------  -------------      ------
                                                                                2,692,034      3,010,156         1.2
-----------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES            61,500  +HEALTHSOUTH Corporation..............      1,667,894      1,706,625         0.7
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS                 26,400  El Paso Natural Gas Co................      1,381,552      1,755,600         0.7
                            16,000  Enron Corp............................        588,791        665,000         0.3
                                                                            -------------  -------------      ------
                                                                                1,970,343      2,420,600         1.0
-----------------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT            14,700  Danka Business Systems PLC (ADR)*
                                     (a)..................................        724,661        234,281         0.1
-----------------------------------------------------------------------------------------------------------------------
OIL SERVICES                12,000  Schlumberger Ltd......................        567,172        966,000         0.4
                            21,000  +Smith International, Inc.............      1,049,748      1,288,875         0.5
                                                                            -------------  -------------      ------
                                                                                1,616,920      2,254,875         0.9
-----------------------------------------------------------------------------------------------------------------------
PETROLEUM                   32,000  Unocal Corp...........................      1,132,893      1,242,000         0.5
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                          SHARES                                                               VALUE       PERCENT OF
INDUSTRIES                 HELD                   US STOCKS                     COST         (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS             14,400  Bristol-Myers Squibb Co...............  $   1,369,945  $   1,362,600         0.6%
                            21,500  Lilly (Eli) & Co......................      1,361,257      1,496,938         0.6
                            18,000  Pfizer, Inc...........................      1,325,870      1,342,125         0.5
                             9,200  Warner-Lambert Company................      1,272,652      1,140,800         0.5
                                                                            -------------  -------------      ------
                                                                                5,329,724      5,342,463         2.2
-----------------------------------------------------------------------------------------------------------------------
RAILROADS                   11,000  Burlington Northern Santa Fe, Inc.....        918,861      1,022,313         0.4
-----------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT      31,000  Glenborough Realty Trust..............        775,000        918,375         0.4
TRUSTS                      26,700  Prentiss Properties Trust.............        543,761        745,931         0.3
                            12,950  Starwood Lodging Trust................        350,270        749,481         0.3
                                                                            -------------  -------------      ------
                                                                                1,669,031      2,413,787         1.0
-----------------------------------------------------------------------------------------------------------------------
RESTAURANTS                 20,000  +Tricon Global Restaurants, Inc.......        687,878        581,250         0.2
-----------------------------------------------------------------------------------------------------------------------
RETAIL                      23,465  Rite Aid Corporation..................        799,700      1,377,102         0.6
                            15,700  +Safeway, Inc.........................        885,298        993,025         0.4
                            24,000  Sears, Roebuck & Co...................      1,131,720      1,086,000         0.4
                            26,000  Wal-Mart Stores, Inc..................      1,073,399      1,025,375         0.4
                                                                            -------------  -------------      ------
                                                                                3,890,117      4,481,502         1.8
-----------------------------------------------------------------------------------------------------------------------
SOFTWARE                    17,000  +BMC Software, Inc....................        800,735      1,113,500         0.5
                            18,850  Computer Associates International,
                                     Inc..................................        635,220        996,694         0.4
                             6,000  +Microsoft Corp.......................        724,999        775,125         0.3
                                                                            -------------  -------------      ------
                                                                                2,160,954      2,885,319         1.2
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS          64,713  +Tele-Communications, Inc. (Class
                                     A)...................................      1,212,101      1,803,875         0.7
                            37,287  +Tele-Communications TCI Ventures
                                     Group................................        696,707      1,055,688         0.4
                            44,000  +WorldCom, Inc........................      1,171,722      1,331,000         0.6
                                                                            -------------  -------------      ------
                                                                                3,080,530      4,190,563         1.7
-----------------------------------------------------------------------------------------------------------------------
TRANSPORT SERVICES          33,000  +OMI Corp.............................        411,960        303,188         0.1
-----------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING            29,000  Carnival Corp. (Class A)..............        948,415      1,605,875         0.6
-----------------------------------------------------------------------------------------------------------------------
UTILITIES                   51,600  Edison International, Inc.............      1,041,178      1,402,875         0.6
                            25,500  Texas Utilities Company...............      1,019,351      1,059,844         0.4
                                                                            -------------  -------------      ------
                                                                                2,060,529      2,462,719         1.0
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL US STOCKS                            61,246,708     72,084,430        29.0
-----------------------------------------------------------------------------------------------------------------------
COUNTRIES                                      FOREIGN STOCKS++
-----------------------------------------------------------------------------------------------------------------------
ARGENTINA                   32,500  Yacimientos Petroliferos Fiscales S.A.
                                     (ADR)* (24)..........................        703,090      1,111,094         0.4
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ARGENTINA                703,090      1,111,094         0.4
-----------------------------------------------------------------------------------------------------------------------
AUSTRALIA                  226,000  Broken Hill Proprietary Co., Ltd.
                                     (9)..................................      2,933,595      2,096,546         0.8
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN AUSTRALIA              2,933,595      2,096,546         0.8
-----------------------------------------------------------------------------------------------------------------------
BAHAMAS                     18,000  +Sun International Hotels Ltd. (33)...        690,493        677,250         0.3
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE BAHAMAS              690,493        677,250         0.3
-----------------------------------------------------------------------------------------------------------------------
BRAZIL                       8,800  Telecomunicacoes Brasileiras S.A.-
                                     Telebras (ADR)* (31).................        770,142      1,024,650         0.5
                            18,500  +Uniao de Bancos Brasileiros S.A.
                                     (Unibanco) (GDR)** (3)...............        624,506        595,469         0.2
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN BRAZIL                 1,394,648      1,620,119         0.7
-----------------------------------------------------------------------------------------------------------------------
CANADA                     131,000  +Gulf Canada Resources Ltd. (22)......      1,216,374        917,000         0.3
                            66,500  +Imax Corporation (12)................      1,061,590      1,429,750         0.6
                            30,700  Magna International Inc. (Class A)
                                     (2)..................................      1,439,990      1,928,344         0.8
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN CANADA                 3,717,954      4,275,094         1.7
-----------------------------------------------------------------------------------------------------------------------
FINLAND                     65,000  +Amer Group Ltd. (9)..................      1,181,497      1,246,902         0.5
                            50,000  Finnlines OY (8)......................        923,284      1,982,561         0.8
                            42,000  Orion-Yhtymae OY (Class B) (25).......      1,178,334      1,080,165         0.4
                            86,000  UPM-Kymmene OY (23)...................      1,809,817      1,714,475         0.7
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FINLAND                5,092,932      6,024,103         2.4
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                          SHARES                                                               VALUE       PERCENT OF
COUNTRIES                  HELD                FOREIGN STOCKS++                 COST         (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
FRANCE                      16,600  +SGS-Thomson Microelectronics N.V. (NY
                                     Registered Shares) (30)..............  $     630,256  $   1,013,637         0.4%
                            44,000  Scor S.A. (28)........................      1,707,560      2,103,871         0.9
                            24,500  Thomson CSF (10)......................        769,883        772,163         0.3
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FRANCE                 3,107,699      3,889,671         1.6
-----------------------------------------------------------------------------------------------------------------------
GERMANY                     20,000  Bayerische Vereinsbank AG (3).........      1,206,212      1,308,650         0.5
                             4,000  Henkel KGaA (7).......................        177,789        224,594         0.1
                            36,000  Henkel KGaA (Preferred) (7)...........      1,529,763      2,271,514         0.9
                             4,785  Mannesmann AG (18)....................      1,581,051      2,418,037         1.0
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN GERMANY                4,494,815      6,222,795         2.5
-----------------------------------------------------------------------------------------------------------------------
INDONESIA                   73,250  P.T. Indonesian Satellite Corp. (ADR)*
                                     (31).................................      1,978,885      1,414,641         0.6
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN INDONESIA              1,978,885      1,414,641         0.6
-----------------------------------------------------------------------------------------------------------------------
ITALY                      246,000  Arnoldo Mondadori Editore S.p.A.
                                     (26).................................      1,990,308      1,932,738         0.8
                           431,000  Danieli & Co. Officine Meccaniche
                                     S.p.A. (18)..........................      1,590,085      1,549,378         0.6
                            46,900  Gucci Group N.V. (NY Registered
                                     Shares) (1)..........................      3,323,687      1,963,937         0.8
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ITALY                  6,904,080      5,446,053         2.2
-----------------------------------------------------------------------------------------------------------------------
JAPAN                       50,000  Amway Japan Ltd (19)..................      1,804,119        959,693         0.4
                            86,000  Bridgestone Corporation (32)..........      1,493,953      1,868,560         0.7
                           285,000  Maeda Corp. (5).......................      2,154,382        634,549         0.2
                            77,000  Matsushita Electric Industrial Co.,
                                     Ltd. (10)............................      1,225,130      1,129,136         0.5
                           124,000  Matsushita Electric Works, Ltd. (6)...      1,411,454      1,075,777         0.4
                           187,000  Okumura Corp. (5).....................      1,557,500        445,067         0.2

                            12,000  Rohm Co., Ltd. (10)...................        765,182      1,225,336         0.5
                            22,000  Sony Corporation (10).................      1,620,901      1,959,309         0.8
                           104,000  Tokio Marine and Fire Insurance Co.,
                                     Ltd. (15)............................      1,072,502      1,181,727         0.5
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN JAPAN                 13,105,123     10,479,154         4.2
-----------------------------------------------------------------------------------------------------------------------
MEXICO                      75,000  Grupo Carso, S.A. de C.V. (ADR)*
                                     (21).................................      1,008,093        993,750         0.4
                            50,000  +Grupo Financiero Bancomer, S.A. de
                                     C.V. (ADR)* (13).....................        713,671        625,000         0.2
                            27,750  Panamerican Beverages, Inc.
                                     (Class A) (4)........................        697,337        905,344         0.4
                            12,900  Telefonos de Mexico, S.A. de C.V.
                                     (Telmex) (ADR)* (31).................        518,725        723,206         0.3
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN MEXICO                 2,937,826      3,247,300         1.3
-----------------------------------------------------------------------------------------------------------------------
NETHERLANDS                 20,300  Royal Dutch Petroleum Co. (NY
                                     Registered Shares) (22)..............      1,108,800      1,100,006         0.5
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE NETHERLANDS        1,108,800      1,100,006         0.5
-----------------------------------------------------------------------------------------------------------------------
NORWAY                     212,000  Color Line ASA (8)....................        826,832        821,035         0.3
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN NORWAY                   826,832        821,035         0.3
-----------------------------------------------------------------------------------------------------------------------
PHILIPPINES                431,890  San Miguel Corp. (Class B) (4)........        815,220        534,464         0.2
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE PHILIPPINES          815,220        534,464         0.2
-----------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA                86,000  De Beers Consolidated Mines Ltd.
                                     (ADR)* (20)..........................      2,849,152      1,757,625         0.7
                           176,000  Sasol Ltd. (9)........................      2,076,635      1,845,395         0.8
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SOUTH AFRICA           4,925,787      3,603,020         1.5
-----------------------------------------------------------------------------------------------------------------------
SOUTH KOREA                 34,000  +Hyundai Engineering & Construction
                                     Co., Ltd. (GDR)** (11) (b)...........        436,344         29,750         0.0
                               664  +Hyundai Engineering & Construction
                                     Co., Ltd. (New Shares) (GDR)** (11)
                                     (b)..................................          8,522            581         0.0
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SOUTH KOREA              444,866         30,331         0.0
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                          SHARES                                                               VALUE       PERCENT OF
COUNTRIES                  HELD                FOREIGN STOCKS++                 COST         (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
SPAIN                       46,700  Repsol S.A. (ADR)* (24)...............  $   1,449,107  $   1,987,669         0.8%
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SPAIN                  1,449,107      1,987,669         0.8
-----------------------------------------------------------------------------------------------------------------------
SWEDEN                      91,900  Bure Investment AB (16)...............        817,581      1,209,591         0.5
                            59,800  +Castellum AB (27)....................        401,163        595,025         0.2
                           156,800  +Nordbanken Holding AB (3)............        849,521        886,746         0.3
                            82,000  Perstorp AB (Class B) (7).............      1,535,983      1,466,591         0.6
                            94,000  Sparbanken Sverige AB (Class A) (3)...      1,208,588      2,137,036         0.9
                            39,000  Spectra-Physics AB (Class A) (17).....      1,190,058        739,278         0.3
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SWEDEN                 6,002,894      7,034,267         2.8
-----------------------------------------------------------------------------------------------------------------------
SWITZERLAND                  1,303  Novartis AG (Registered Shares)
                                     (25).................................      1,317,234      2,115,868         0.9
                               230  Roche Holding AG (25).................      1,932,056      2,285,817         0.9
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SWITZERLAND            3,249,290      4,401,685         1.8
-----------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM             221,700  Diageo PLC (4)........................      1,577,114      2,037,376         0.8
                           167,000  Dixons Group PLC (29).................      1,752,359      1,675,958         0.7
                           137,100  Imperial Chemical Industries PLC
                                     (7)..................................      1,778,872      2,141,526         0.9
                           770,000  LucasVarity PLC (2)...................      2,571,944      2,719,159         1.1
                           150,000  Rio Tinto PLC (20)....................      2,238,796      1,845,349         0.7
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE UNITED
                                    KINGDOM                                     9,919,085     10,419,368         4.2
-----------------------------------------------------------------------------------------------------------------------
                                    TOTAL FOREIGN STOCKS                       75,803,021     76,435,665        30.8
-----------------------------------------------------------------------------------------------------------------------
                           FACE
                          AMOUNT               FOREIGN BONDS++
----------------------------------------------------------------------------------------------------------------------
CANADA      C$      2,350,000      Canadian Government Bonds, 7% due
                                    12/01/2006 (14)......................      1,785,347      1,799,899         0.7
----------------------------------------------------------------------------------------------------------------------
DENMARK     Dkr     21,500,000     Government of Denmark, 7% due
                                    11/15/2007 (14)......................      3,434,844      3,448,486         1.4
----------------------------------------------------------------------------------------------------------------------
FRANCE       Frf      21,200,000   French Government Bonds, 5.50% due
                                    10/25/2007 (14)......................      3,490,586      3,564,446         1.4
----------------------------------------------------------------------------------------------------------------------
GERMANY                            Bundesrepublik Deutschland (14):
             DM      2,400,000     6.50% due 10/14/2005..................      1,547,155      1,438,426         0.6
                       9,000,000   6% due 7/04/2007......................      5,263,778      5,245,997         2.1
                       2,200,000   6% due 6/20/2016......................      1,223,974      1,268,045         0.5
                       2,200,000   Treuhandanstalt, 6.875% due 6/11/2003
                                    (14).................................      1,463,044      1,333,845         0.5
                                                                           -------------  -------------      ------
                                                                               9,497,951      9,286,313         3.7
----------------------------------------------------------------------------------------------------------------------
ITALY          Lit   8,250,000,000 Buoni Poliennali del Tesoro (Italian
                                    Government Bonds), 8.50% due
                                    8/01/2004 (14).......................      5,369,556      5,430,209         2.2
----------------------------------------------------------------------------------------------------------------------
SPAIN        Pta    500,000,000    Spanish Government Bonds, 7.90% due
                                    2/28/2002 (14).......................      4,051,905      3,627,220         1.5
----------------------------------------------------------------------------------------------------------------------
SWEDEN      Skr     31,500,000     Government of Sweden, 8% due 8/15/2007
                                    (14).................................      4,600,941      4,541,443         1.8
----------------------------------------------------------------------------------------------------------------------
UNITED                             UK Treasury Gilt, 7.25% due 12/07/2007
KINGDOM     L        3,250,000      (14).................................      5,379,426      5,710,126         2.3
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL FOREIGN BONDS                        37,610,556     37,408,142        15.0
----------------------------------------------------------------------------------------------------------------------
                                         US GOVERNMENT OBLIGATIONS
----------------------------------------------------------------------------------------------------------------------
US           US$    16,100,000     US Treasury Bonds, 6.625% due
GOVERNMENT                         2/15/2027.............................     16,375,016     17,478,482         7.0
OBLIGATIONS                        US Treasury Notes:
                      12,200,000   6% due 8/15/1999......................     12,222,359     12,259,048         4.9
                       2,750,000   6.50% due 5/31/2002...................      2,768,477      2,830,355         1.1
                       2,300,000   6.25% due 2/15/2007...................      2,292,266      2,373,301         1.0
                       1,775,000   6.625% due 5/15/2007..................      1,798,574      1,878,731         0.8
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL US GOVERNMENT OBLIGATIONS            35,456,692     36,819,917        14.8
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Global Strategy Portfolio
Schedule of Investments as of December 31, 1997  (Concluded)
--------------------------------------------------------------------------------

                          FACE                                                                VALUE       PERCENT OF
                         AMOUNT            SHORT-TERM SECURITIES               COST         (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*** $ 8,627,000    General Motors Acceptance Corp., 6.75%
                                    due 1/02/1998........................  $   8,625,382  $   8,625,382         3.5%
----------------------------------------------------------------------------------------------------------------------
US                   16,000,000    Federal Home Loan Bank, 5.72% due
GOVERNMENT                         1/05/1998.............................     15,989,831     15,989,831         6.4
AGENCY
OBLIGATIONS***
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM SECURITIES                24,615,213     24,615,213         9.9
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS.....................  $ 234,732,190    247,363,367        99.5
                                                                           -------------
                                                                           -------------
                                   UNREALIZED DEPRECIATION ON FORWARD
                                   FOREIGN EXCHANGE CONTRACTS****........                      (35,680)         0.0
                                   OTHER ASSETS LESS LIABILITIES.........                     1,176,963         0.5
                                                                                          -------------      ------
                                                                                          -------------      ------
                                   NET ASSETS............................                 $ 248,504,650       100.0%
                                                                                          -------------      ------
                                                                                          -------------      ------
----------------------------------------------------------------------------------------------------------------------

   * American Depositary Receipts (ADR).

  ** Global Depositary Receipts (GDR).

 *** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

**** Forward foreign exchange contracts as of December 31, 1997 were as follows:

-------------------------------------------------
                                     UNREALIZED
                                    APPRECIATION
FOREIGN              EXPIRATION    (DEPRECIATION)
CURRENCY SOLD           DATE         (NOTE 1F)
-------------------------------------------------
A$      3,190,000   January 1998     $   27,641
C$      8,900,000   March 1998           38,041
L        5,850,000  January 1998       (153,083)
Y    1,350,000,000  January 1998         51,721
-------------------------------------------------
TOTAL UNREALIZED DEPRECIATION ON
FORWARD FOREIGN EXCHANGE
CONTRACTS -- NET (US$ COMMITMENT
-- $28,258,695)                      $  (35,680)
                                   --------------
                                   --------------
-------------------------------------------------

 (a) Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.

 (b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

   + Non-income producing security.

  ++ Corresponding industry groups for foreign stocks and bonds:

       (1) Apparel
       (2) Auto-Parts
       (3) Banking
       (4) Beverages
       (5) Building & Construction
       (6) Building Products
       (7) Chemicals
       (8) Cruise Lines
       (9) Diversified
      (10) Electronics
      (11) Engineering & Construction
      (12) Entertainment
      (13) Financial Services
      (14) Government (Bonds)
      (15) Insurance
      (16) Investment Management
      (17) Laser Components
      (18) Machinery & Equipment
      (19) Merchandising
      (20) Mining
      (21) Multi-Industry
      (22) Oil-Integrated
      (23) Paper & Forest Products
      (24) Petroleum
      (25) Pharmaceuticals
      (26) Publishing
      (27) Real Estate
      (28) Reinsurance
      (29) Retail
      (30) Semiconductors
      (31) Telecommunications
      (32) Tires & Rubber
      (33) Hotels & Casinos

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Growth Stock Portfolio
Schedule of Investments as of December 31, 1997
--------------------------------------------------------------------------------

                                                                                          VALUE       PERCENT OF
INDUSTRIES            SHARES HELD                STOCKS                    COST         (NOTE 1A)     NET ASSETS
------------------------------------------------------------------------------------------------------------------
ADVERTISING                60,000  Interpublic Group of Companies,
                                    Inc..............................  $   1,684,681  $   2,988,750         0.9%
------------------------------------------------------------------------------------------------------------------
BANKING & FINANCIAL       100,000  Banc One Corp.....................      4,578,813      5,431,250         1.6
                          130,000  BankAmerica Corp..................      9,408,043      9,490,000         2.8
                           60,000  Citicorp..........................      7,775,851      7,586,250         2.3
                          135,000  Mellon Bank Corporation...........      7,438,646      8,184,375         2.5
                           80,000  State Street Corporation..........      3,276,190      4,655,000         1.4
                                                                       -------------  -------------       -----
                                                                          32,477,543     35,346,875        10.6
------------------------------------------------------------------------------------------------------------------
BEVERAGES                  50,000  Coca-Cola Co. (The)...............      2,924,111      3,331,250         1.0
------------------------------------------------------------------------------------------------------------------
COMMUNICATION              67,500  +Cisco Systems, Inc...............      2,712,058      3,763,125         1.1
EQUIPMENT                 225,000  +FORE Systems, Inc................      5,312,170      3,431,250         1.0
                           45,000  Lucent Technologies, Inc..........      2,563,463      3,594,375         1.1
                          140,000  +Newbridge Networks Corp..........      5,279,181      4,882,500         1.5
                           90,000  Northern Telecom Ltd..............      7,108,939      8,010,000         2.4
                          130,000  Telefonaktiebolaget LM Ericsson
                                    (ADR)*...........................      4,876,384      4,850,625         1.5
                                                                       -------------  -------------       -----
                                                                          27,852,195     28,531,875         8.6
------------------------------------------------------------------------------------------------------------------
COMPUTERS                 215,000  Compaq Computer Corp..............      7,831,898     12,134,063         3.6
                           30,000  Hewlett-Packard Co................      1,674,450      1,875,000         0.6
                                                                       -------------  -------------       -----
                                                                           9,506,348     14,009,063         4.2
------------------------------------------------------------------------------------------------------------------
COMPUTER-SOFTWARE         200,000  +Baan Company, N.V................      5,054,297      6,550,000         2.0
                           25,000  +Microsoft Corp...................      2,368,125      3,229,687         1.0
                           35,000  +Oracle Corp......................      1,338,648        778,750         0.2
                          105,000  SAP AG (Systeme, Anwendungen,
                                    Produkte in der
                                    Datenverarbeitung) (ADR)*........      6,181,875     11,235,000         3.4
                                                                       -------------  -------------       -----
                                                                          14,942,945     21,793,437         6.6
------------------------------------------------------------------------------------------------------------------
COSMETICS                  65,000  Gillette Co. (The)................      5,339,621      6,528,438         2.0
                           10,000  International Flavors &
                                    Fragrances, Inc..................        485,470        515,000         0.1
                                                                       -------------  -------------       -----
                                                                           5,825,091      7,043,438         2.1
------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT       20,000  Emerson Electric Co...............        658,040      1,128,750         0.4
                          150,000  General Electric Co...............      5,753,043     11,006,250         3.3
                           15,000  Honeywell, Inc....................      1,083,581      1,027,500         0.3
                                                                       -------------  -------------       -----
                                                                           7,494,664     13,162,500         4.0
------------------------------------------------------------------------------------------------------------------
ELECTRONICS               125,000  Intel Corporation.................      8,830,634      8,773,438         2.6
------------------------------------------------------------------------------------------------------------------
ENERGY                    100,000  El Paso Natural Gas Co............      4,578,297      6,650,000         2.0
                          185,000  Enron Corp........................      7,877,437      7,689,062         2.3
                                                                       -------------  -------------       -----
                                                                          12,455,734     14,339,062         4.3
------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT             110,000  +Viacom, Inc. (Class A)...........      5,426,147      4,496,250         1.3
                           40,000  Walt Disney Co. (The).............      2,661,838      3,962,500         1.2
                                                                       -------------  -------------       -----
                                                                           8,087,985      8,458,750         2.5
------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES         80,000  American Express Company..........      6,394,871      7,140,000         2.1
                          235,000  Federal National Mortgage
                                    Association......................     10,496,280     13,409,688         4.0
                          250,000  Travelers Group, Inc..............     10,078,749     13,468,750         4.1
                                                                       -------------  -------------       -----
                                                                          26,969,900     34,018,438        10.2
------------------------------------------------------------------------------------------------------------------
FOOD                       50,000  ConAgra, Inc......................      1,141,500      1,640,625         0.5
                           25,000  Wrigley (Wm.) Jr. Company
                                    (Class B)........................      1,504,620      1,989,063         0.6
                                                                       -------------  -------------       -----
                                                                           2,646,120      3,629,688         1.1
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Growth Stock Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                                                                                          VALUE       PERCENT OF
INDUSTRIES            SHARES HELD                STOCKS                    COST         (NOTE 1A)     NET ASSETS
------------------------------------------------------------------------------------------------------------------
FOOD MERCHANDISING        100,000  Albertsons, Inc...................  $   3,960,922  $   4,737,500         1.4%
                          130,000  +Meyer (Fred), Inc................      2,514,255      4,728,750         1.4
                                                                       -------------  -------------       -----
                                                                           6,475,177      9,466,250         2.8
------------------------------------------------------------------------------------------------------------------
HOTELS                     15,000  Marriott International, Inc.......        703,815      1,038,750         0.3
------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS         45,000  Colgate-Palmolive Co..............      3,153,150      3,307,500         1.0
                           20,000  Kimberly-Clark Corp...............      1,078,644        986,250         0.3
                           90,000  Procter & Gamble Co...............      4,844,224      7,183,125         2.2
                                                                       -------------  -------------       -----
                                                                           9,076,018     11,476,875         3.5
------------------------------------------------------------------------------------------------------------------
INFORMATION               180,000  First Data Corp...................      6,701,885      5,265,000         1.6
SERVICES
------------------------------------------------------------------------------------------------------------------
INSURANCE                  10,000  Aetna, Inc........................        822,491        705,625         0.2
                           60,000  American International Group,
                                    Inc..............................      5,647,140      6,525,000         2.0
                                                                       -------------  -------------       -----
                                                                           6,469,631      7,230,625         2.2
------------------------------------------------------------------------------------------------------------------
LEISURE                   105,000  Polygram N.V. (NY Registered
                                    Shares)..........................      5,039,807      5,007,187         1.5
------------------------------------------------------------------------------------------------------------------
MEDICAL TECHNOLOGY         90,000  +Boston Scientific Corp...........      4,846,691      4,128,750         1.2
                           45,000  Guidant Corporation...............      2,917,779      2,801,250         0.8
                           25,000  Johnson & Johnson.................      1,065,060      1,646,875         0.5
                                                                       -------------  -------------       -----
                                                                           8,829,530      8,576,875         2.5
------------------------------------------------------------------------------------------------------------------
OIL SERVICES              140,000  Baker Hughes, Inc.................      5,327,977      6,107,500         1.8
                          170,000  Diamond Offshore Drilling, Inc....      5,827,699      8,181,250         2.5
                          130,000  Schlumberger Ltd..................      7,199,778     10,465,000         3.1
                                                                       -------------  -------------       -----
                                                                          18,355,454     24,753,750         7.4
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS            65,000  Amgen, Inc........................      3,224,464      3,518,125         1.0
                           45,000  Bristol-Myers Squibb Co...........      3,362,809      4,258,125         1.3
                           50,000  Merck & Co., Inc..................      3,384,854      5,312,500         1.6
                           70,000  Pfizer, Inc.......................      3,314,276      5,219,375         1.6
                                                                       -------------  -------------       -----
                                                                          13,286,403     18,308,125         5.5
------------------------------------------------------------------------------------------------------------------
PHOTOGRAPHY                15,000  Eastman Kodak Co..................        953,578        912,187         0.3
------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL          20,000  Waste Management, Inc.............        591,174        550,000         0.2
------------------------------------------------------------------------------------------------------------------
RESTAURANTS                15,000  McDonald's Corp...................        684,747        716,250         0.2
------------------------------------------------------------------------------------------------------------------
RETAIL-SPECIALTY           50,000  CVS Corporation...................      2,908,219      3,203,125         1.0
                          150,000  +Staples, Inc.....................      3,796,310      4,162,500         1.3
                          105,000  Walgreen Co.......................      2,872,665      3,294,375         1.0
                                                                       -------------  -------------       -----
                                                                           9,577,194     10,660,000         3.3
------------------------------------------------------------------------------------------------------------------
RETAIL-STORES             300,000  Wal-Mart Stores, Inc..............      9,933,853     11,831,250         3.5
------------------------------------------------------------------------------------------------------------------
TOYS                       35,000  Mattel, Inc.......................      1,276,170      1,303,750         0.4
------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING           20,000  Carnival Corp. (Class A)..........        467,500      1,107,500         0.3
------------------------------------------------------------------------------------------------------------------
                                   TOTAL STOCKS                          260,119,887    313,630,938        94.2
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Growth Stock Portfolio
Schedule of Investments as of December 31, 1997  (Concluded)
--------------------------------------------------------------------------------

                         FACE                                                             VALUE       PERCENT OF
                        AMOUNT           SHORT-TERM SECURITIES             COST         (NOTE 1A)     NET ASSETS
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER**    $ 2,945,000  General Motors Acceptance Corp.,
                                    6.75% due 1/02/1998..............  $   2,943,896  $   2,943,896         0.9%
                        6,000,000  Lexington Parker Capital Co. LLC,
                                    6.05% due 1/14/1998..............      5,985,883      5,985,883         1.8
                       10,000,000  Republic Industries, Inc., 6% due
                                    1/07/1998........................      9,988,333      9,988,333         3.0
------------------------------------------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM SECURITIES            18,918,112     18,918,112         5.7
------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS.................  $ 279,037,999    332,549,050        99.9
                                                                       -------------
                                                                       -------------
                                   OTHER ASSETS LESS LIABILITIES.....                       473,979         0.1
                                                                                      -------------       -----
                                   NET ASSETS........................                 $ 333,023,029       100.0%
                                                                                      -------------       -----
                                                                                      -------------       -----
------------------------------------------------------------------------------------------------------------------

 * American Depositary Receipts (ADR).

** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

 + Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1997
--------------------------------------------------------------------------------

                      S&P      MOODY'S     FACE                                                                VALUE
INDUSTRIES            RATINGS  RATINGS    AMOUNT                     ISSUE                        COST       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------
                                                                CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------
AEROSPACE &            B-       B2      $  500,000  L-3 Communications Corp., 10.375% due
DEFENSE-0.4%                                         5/01/2007..............................  $    500,000  $    542,500
------------------------------------------------------------------------------------------------------------------------
AIRLINES-0.6%          B+       B1         750,000  US Airways Group Inc., 10.375% due
                                                     3/01/2013..............................       750,000       839,370
------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE-0.7%        B+       B2       1,000,000  Venture Holdings Trust, 9.50% due
                                                     7/01/2005..............................       985,539     1,005,000
------------------------------------------------------------------------------------------------------------------------
BROADCASTING-RADIO &   B-       B3       1,000,000  Salem Communications Corp., 9.50% due
TELEVISION-2.1%                                      10/01/2007 (f).........................     1,020,000     1,015,000
                       B        B2       2,000,000  Sinclair Broadcast Group, Inc., 8.75%
                                                     due 12/15/2007.........................     1,992,160     2,000,000
                                                                                              ------------  ------------
                                                                                                 3,012,160     3,015,000
------------------------------------------------------------------------------------------------------------------------
CABLE-                 CCC+     Caa      2,075,790  American Telecasting, Inc., 29.862%**
DOMESTIC-5.4%                                        due 6/15/2004..........................       849,029       685,011
                       BB-      Ba3      2,000,000  Century Communications Corp., 9.50% due
                                                     3/01/2005..............................     1,977,500     2,120,000
                       B        B2       1,500,000  Intermedia Capital Partners, 11.25% due
                                                     8/01/2006..............................     1,493,750     1,642,500
                       BB+      Ba3      1,000,000  Lenfest Communications, Inc., 8.375% due
                                                     11/01/2005.............................       931,250     1,027,500
                       B        B1       1,000,000  Olympus Communications L.P., 10.625% due
                                                     11/15/2006.............................     1,000,000     1,107,500
                       BB+      Ba3      1,000,000  TCI Communications Inc., 9.65% due
                                                     3/31/2027..............................     1,026,250     1,170,620
                                                                                              ------------  ------------
                                                                                                 7,277,779     7,753,131
------------------------------------------------------------------------------------------------------------------------
CABLE-                                              Australis Media Ltd. (a):
INTERNATIONAL-2.7%     D        C           17,716   1.75%/15.75% due 5/15/2003.............        11,976         7,549
                       NR*      NR*      2,000,000  1.75%/15.75% due 5/15/2003 (g)..........     1,366,087       822,178
                       B-       B3       2,000,000  NTL Incorporated, Series B, 10.688%**
                                                     due 2/01/2006..........................     1,483,252     1,552,500
                       B+       B1       2,000,000  Telewest Communications PLC, 11.489%**
                                                     due 10/01/2007.........................     1,438,580     1,555,000
                                                                                              ------------  ------------
                                                                                                 4,299,895     3,937,227
------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS-1.8%     B+       B1       1,000,000  Bucyrus International, Inc., 9.75% due
                                                     9/15/2007..............................     1,000,000     1,010,000
                       B-       B3       1,500,000  International Wire Group, Inc., 11.75%
                                                     due 6/01/2005..........................     1,486,875     1,642,500
                                                                                              ------------  ------------
                                                                                                 2,486,875     2,652,500
------------------------------------------------------------------------------------------------------------------------
CHEMICALS-0.5%         BB-      Ba3        744,000  ISP Holdings Inc., 9.75% due
                                                     2/15/2002..............................       744,000       785,850
------------------------------------------------------------------------------------------------------------------------
COMPUTER               BB-      Ba1      1,000,000  Advanced Micro Devices, Inc., 11% due
SERVICES-1.4%                                        8/01/2003..............................     1,000,000     1,070,000
                       CCC      B3       1,000,000  Dictaphone Corp., 11.75% due
                                                     8/01/2005..............................       968,750       970,000
                                                                                              ------------  ------------
                                                                                                 1,968,750     2,040,000
------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES-1.2%     NR*      NR*        761,000  MacAndrew & Forbes Group, Inc., 13% due
                                                     3/01/1999..............................       757,195       763,854
                       B+       B3       1,000,000  Sequa Corp., 9.375% due 12/15/2003......     1,030,938     1,040,000
                                                                                              ------------  ------------
                                                                                                 1,788,133     1,803,854
------------------------------------------------------------------------------------------------------------------------
CONSUMER               B        B3       2,000,000  Coleman Escrow Corp., 11.573%** due
PRODUCTS-2.3%                                        5/15/2001..............................     1,368,820     1,325,000
                       B        Ba3      1,000,000  Coty Inc., 10.25% due 5/01/2005.........     1,026,250     1,062,500
                       B+       B1       1,900,000  International Semi-Tech
                                                     Microelectronics, Inc., 12.792%** due
                                                     8/15/2003..............................     1,321,416       684,000
                       B+       B1         181,000  Samsonite Corp., 11.125% due
                                                     7/15/2005..............................       175,344       203,625
                                                                                              ------------  ------------
                                                                                                 3,891,830     3,275,125
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                      S&P      MOODY'S     FACE                                                                VALUE
INDUSTRIES            RATINGS  RATINGS    AMOUNT                     ISSUE                        COST       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------
                                                                CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED-1.4%       B-       B2      $1,000,000  Koppers Industries, Inc., 9.875% due
                                                     12/01/2007 (f).........................  $  1,000,000  $  1,030,000
                       B+       B2       1,000,000  RBX Corp., 12% due 1/15/2003 (f)........     1,000,000     1,017,500
                                                                                              ------------  ------------
                                                                                                 2,000,000     2,047,500
------------------------------------------------------------------------------------------------------------------------
ENERGY-9.0%            B-       B3       1,000,000  Bellwether Exploration Co., 10.875% due
                                                     4/01/2007..............................     1,000,000     1,100,000
                       BB-      Ba3      1,000,000  Chesapeake Energy Corporation, 9.125%
                                                     due 4/15/2006..........................       997,550     1,035,000
                       B        B1       1,000,000  Cliffs Drilling Co., 10.25% due
                                                     5/15/2003 (f)..........................     1,077,500     1,088,750
                       B        B2       2,000,000  Energy Corp. of America, 9.50% due
                                                     5/15/2007..............................     2,000,000     1,995,000
                       B+       B1       1,000,000  Parker Drilling Corp., 9.75% due
                                                     11/15/2006.............................       992,150     1,072,500
                       BB-      B1       1,500,000  Petroleo Brasileiro S.A. - Petrobras,
                                                     10% due 10/17/2006 (f).................     1,500,000     1,515,000
                       B        B3       1,000,000  Southwest Royalties Inc., 10.50% due
                                                     10/15/2004 (f).........................       987,910       995,000
                       B+       B3       5,150,000  Transamerican Energy, 13.163%** due
                                                     6/15/2002 (f)..........................     4,260,496     4,120,000
                                                                                              ------------  ------------
                                                                                                12,815,606    12,921,250
------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT-0.7%     B-       B2       1,252,000  AMF Group Inc., 12.082%** due
                                                     3/15/2006..............................       863,640       976,560
------------------------------------------------------------------------------------------------------------------------
FINANCIAL              BB-      B1       1,500,000  Reliance Group Holdings Inc., 9.75% due
SERVICES-1.1%                                        11/15/2003.............................     1,449,375     1,592,475
------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGE-3.2%   B+       B1       2,000,000  Chiquita Brands International, 9.125%
                                                     due 3/01/2004..........................     2,001,250     2,080,000
                       B        B2       1,500,000  Colorado Prime Corp., 12.50% due
                                                     5/01/2004..............................     1,469,805     1,507,500
                       NR*      NR*        443,000  Cumberland Farms, Inc., 10.50% due
                                                     10/01/2003.............................       433,586       436,355
                       BB-      B2         568,000  Fresh Del Monte Corp., 10% due
                                                     5/01/2003..............................       544,250       590,720
                                                                                              ------------  ------------
                                                                                                 4,448,891     4,614,575
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT     BB       Ba3      1,500,000  Republic of Argentina, Global Bonds, 11%
OBLIGATIONS-1.1%                                     due 10/09/2006.........................     1,543,125     1,601,250
------------------------------------------------------------------------------------------------------------------------
GAMING-5.2%            B        B3       1,000,000  Greate Bay Properties, Inc., 10.875% due
                                                     1/15/2004..............................       845,000       840,000
                       D        Caa      2,000,000  Harrah's Jazz Company, 14.25% due
                                                     11/15/2001 (d).........................     1,971,250       620,000
                       B+       B2       1,000,000  Hollywood Casino Corp., 12.75% due
                                                     11/01/2003.............................       932,816     1,072,500
                       B+       B2       1,000,000  Station Casinos Inc., 9.75% due
                                                     4/15/2007..............................       970,110     1,035,000
                       BB-      B1       2,000,000  Trump Atlantic City Inc., 11.25% due
                                                     5/01/2006..............................     1,997,500     1,950,000
                       NR*      Caa      1,000,000  Trump Castle Funding, Inc., 11.75% due
                                                     11/15/2003.............................       933,514       920,000
                       B-       B3       1,000,000  Venetian Casino Resort LLC, 12.25% due
                                                     11/15/2004 (f).........................     1,011,250     1,001,250
                                                                                              ------------  ------------
                                                                                                 8,661,440     7,438,750
------------------------------------------------------------------------------------------------------------------------
HEALTHCARE-2.2%        B+       B1       1,000,000  Beverly Enterprises, Inc., 9% due
                                                     2/15/2006..............................       933,750     1,033,750
                       B-       B3       1,000,000  Paragon Health Network, Inc., 9.50% due
                                                     11/01/2007 (f).........................       995,540       997,500
                       B+       B2       1,000,000  Quest Diagnostic Inc., 10.75% due
                                                     12/15/2006.............................     1,000,000     1,090,000
                                                                                              ------------  ------------
                                                                                                 2,929,290     3,121,250
------------------------------------------------------------------------------------------------------------------------
HOTELS-1.5%            BB-      Ba3      2,000,000  HMC Acquisition Properties, 9% due
                                                     12/15/2007.............................     2,000,000     2,090,000
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                      S&P      MOODY'S     FACE                                                                VALUE
INDUSTRIES            RATINGS  RATINGS    AMOUNT                     ISSUE                        COST       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------
                                                                CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT POWER      B+       Ba1     $1,000,000  AES Corporation, 10.25% due 7/15/2006
PRODUCERS-2.9%                                       (f)....................................  $  1,080,000  $  1,087,500
                       BB-      Ba3      1,000,000  Calpine Corporation, 8.75% due 7/15/2007
                                                     (f)....................................     1,003,177     1,020,000
                                                    Midland Cogeneration Venture L.P.:
                       BB       Ba3        676,107  10.33% due 7/23/2002 (e)................       700,193       726,808
                       B        B2       1,000,000  13.25% due 7/23/2006....................     1,108,750     1,284,830
                                                                                              ------------  ------------
                                                                                                 3,892,120     4,119,138
------------------------------------------------------------------------------------------------------------------------
MEDIA &                BB-      B1         500,000  Comtel Brasileira Ltd., 10.75% due
COMMUNICATIONS-                                      9/26/2004 (f)..........................       500,000       490,000
INTERNATIONAL-3.4%     BB-      B1       1,000,000  Globo Communicacoes Participacoes,
                                                     10.50% due 12/20/2006 (f)..............     1,003,750       950,000
                       BB       Ba2      1,000,000  Grupo Televisa, S.A. de C.V., 11.375%
                                                     due 5/15/2003..........................     1,010,000     1,092,500
                       BBB-     Ba3      2,000,000  Telefonica de Argentina S.A., 11.875%
                                                     due 11/01/2004.........................     1,978,830     2,325,000
                                                                                              ------------  ------------
                                                                                                 4,492,580     4,857,500
------------------------------------------------------------------------------------------------------------------------
METAL & MINING-1.8%    CCC+     B2       1,000,000  Kaiser Aluminum & Chemical Corp., 12.75%
                                                     due 2/01/2003..........................     1,045,000     1,063,750
                       CCC+     B3       1,750,000  Maxxam Group, Inc., 12.25%** due
                                                     8/01/2003..............................     1,632,042     1,601,250
                                                                                              ------------  ------------
                                                                                                 2,677,042     2,665,000
------------------------------------------------------------------------------------------------------------------------
PACKAGING-2.1%         B        B2       1,000,000  AEP Industries, Inc., 9.875% due
                                                     11/15/2007 (f).........................       992,240     1,025,000
                       B        B2       1,000,000  Portola Packaging Inc., 10.75% due
                                                     10/01/2005.............................     1,000,000     1,055,000
                       B        B1       1,000,000  Silgan Corp., 9% due 6/01/2009..........     1,000,000     1,022,500
                                                                                              ------------  ------------
                                                                                                 2,992,240     3,102,500
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST         B        B2         500,000  Bear Island Paper Co. LLC, 10% due
PRODUCTS-2.7%                                        12/01/2007 (f).........................       500,000       506,250
                       BB-      B1       1,000,000  Doman Industries Ltd., 8.75% due
                                                     3/15/2004..............................       919,000       955,000
                       B        B3       1,500,000  Pacific Lumber Co., 10.50% due
                                                     3/01/2003..............................     1,450,312     1,552,500
                       BB       Ba3      1,000,000  Pindo Deli Finance Mauritius, 10.75% due
                                                     10/01/2007 (f).........................       996,980       860,000
                                                                                              ------------  ------------
                                                                                                 3,866,292     3,873,750
------------------------------------------------------------------------------------------------------------------------
PRINTING &             BB-      B1       1,000,000  Hollinger International, Inc., 9.25% due
PUBLISHING-0.7%                                      2/01/2006..............................       956,250     1,050,000
------------------------------------------------------------------------------------------------------------------------
PRODUCT                B-       B3       1,000,000  AmeriServ Food Company, 10.125% due
DISTRIBUTION-0.7%                                    7/15/2007..............................     1,000,000     1,050,000
------------------------------------------------------------------------------------------------------------------------
RESTAURANTS & FOOD     B        Ba3        691,000  Foodmaker, Inc., 9.25% due 3/01/1999....       692,727       701,365
SERVICES-0.5%
------------------------------------------------------------------------------------------------------------------------
RETAIL                 D        Caa      1,000,000  Bradlees, Inc., 11% due 8/01/2002 (d)...     1,023,750        70,000
SPECIALTY-0.1%
------------------------------------------------------------------------------------------------------------------------
STEEL-2.6%             NR*      B1       2,000,000  CSN Iron S.A., 9.125% due 6/01/2007
                                                     (f)....................................     1,941,250     1,700,000
                       B+       B2       1,000,000  WCI Steel Inc., 10% due 12/01/2004......     1,000,000     1,020,000
                       BB-      B2       1,000,000  Wheeling-Pittsburgh Corp., 9.25% due
                                                     11/15/2007 (f).........................       997,500       965,000
                                                                                              ------------  ------------
                                                                                                 3,938,750     3,685,000
------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS-0.8%      B        B1       1,000,000  Ralph's Grocery Co., 10.45% due
                                                     6/15/2004..............................       953,344     1,120,000
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                      S&P      MOODY'S     FACE                                                                VALUE
INDUSTRIES            RATINGS  RATINGS    AMOUNT                     ISSUE                        COST       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------
                                                                CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNI-           NR*      NR*     $2,000,000  Brooks Fiber Properties, Inc., 10.573%**
CATIONS-2.8%                                         due 11/01/2006.........................  $  1,402,521  $  1,600,000
                       B+       B2       1,000,000  GCI Inc., 9.75% due 8/01/2007...........     1,000,000     1,032,500
                       NR*      NR*      1,000,000  Ionica PLC, 13.50% due 8/15/2006........     1,113,750       850,000
                       B+       B1         500,000  Teleport Communications Group Inc.,
                                                     9.875% due 7/01/2006...................       527,750       564,375
                                                                                              ------------  ------------
                                                                                                 4,044,021     4,046,875
------------------------------------------------------------------------------------------------------------------------
TEXTILES-1.9%          B+       B1       1,000,000  Tultex Corp., 10.625% due 3/15/2005.....     1,007,500     1,090,000
                       B+       B2       1,500,000  Westpoint Stevens Industries, Inc.,
                                                     9.375% due 12/15/2005..................     1,465,000     1,575,000
                                                                                              ------------  ------------
                                                                                                 2,472,500     2,665,000
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION-4.5%    BB-      NR*      1,000,000  Autopistas del Sol S.A., 10.25% due
                                                     8/01/2009 (f)..........................     1,026,250       902,500
                       BB       Ba3      2,000,000  GS Superhighway Holdings, 10.25% due
                                                     8/15/2007 (f)..........................     1,973,750     1,750,000
                       B        NR*      1,000,000  MRS Logistica S.A., 10.625% due
                                                     8/15/2005 (f)..........................       988,750       900,000
                       BB-      B1       1,000,000  Sea Containers Ltd., 12.50% due
                                                     12/01/2004.............................     1,095,000     1,132,500
                       NR*      B3       2,000,000  Transtar Holdings L.P., 11.065%** due
                                                     12/15/2003.............................     1,625,965     1,750,000
                                                                                              ------------  ------------
                                                                                                 6,709,715     6,435,000
------------------------------------------------------------------------------------------------------------------------
UTILITIES-3.7%         NR*      NR*      1,000,000  Companhia de Saneamento Basico do Estado
                                                     de Sao-Paulo, 10% due 7/28/2005 (f)....     1,005,000       890,000
                       BB-      B1       1,500,000  Espirito Santo - Escelsa S.A., 10% due
                                                     7/15/2007 (f)..........................     1,498,125     1,342,500
                       BB+      NR*      1,000,000  Inversora de Electrica, 9% due 9/16/2004
                                                     (f)....................................     1,000,000       950,000
                       BBB-     Ba3      1,000,000  Metrogas S.A., 12% due 8/15/2000........       983,750     1,067,500
                       BBB-     Baa3       991,600  Trans Gas de Occidente S.A., 9.79% due
                                                     11/01/2010 (e)(f)......................       991,600     1,064,345
                                                                                              ------------  ------------
                                                                                                 5,478,475     5,314,345
------------------------------------------------------------------------------------------------------------------------
WIRELESS               BB+      Ba3      2,000,000  Comcast Cellular Holdings, 9.50% due
COMMUNICATIONS-                                      5/01/2007..............................     1,996,740     2,085,000
DOMESTIC-5.0%          CCC      NR*      1,995,000  McCaw International Ltd., 12.469%** due
                                                     4/15/2007..............................     1,207,226     1,177,050
                       CCC      B3       2,000,000  Nextel Communications, Inc., 14.085%**
                                                     due 8/15/2004..........................     1,406,142     1,780,000
                       B        B2       2,000,000  Paging Network, Inc., 10% due
                                                     10/15/2008.............................     1,990,625     2,080,000
                                                                                              ------------  ------------
                                                                                                 6,600,733     7,122,050
------------------------------------------------------------------------------------------------------------------------
WIRELESS               B-       B3       2,000,000  Millicom International Cellular S.A.,
COMMUNICATIONS-                                      13.116%** due 6/01/2006................     1,304,936     1,470,000
INTERNATIONAL-1.0%
------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL CORPORATE BONDS-81.7%                117,511,803   117,400,690
------------------------------------------------------------------------------------------------------------------------
                                          SHARES
                                           HELD             COMMON STOCKS & WARRANTS
------------------------------------------------------------------------------------------------------------------------
CABLE-DOMESTIC-0.0%                          5,000  American Telecasting, Inc. (Warrants)
                                                     (b)....................................         4,776         2,000
------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGE-0.0%                         1,500  Colorado Prime Corp. (Warrants)
                                                     (b)(f).................................        13,095         1,500
------------------------------------------------------------------------------------------------------------------------
GAMING-0.0%                                  1,000  +Goldriver Hotel & Casino Corp.,
                                                     Liquidating Trust (d)..................        24,040             0
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                                          SHARES                                                               VALUE
INDUSTRIES                                 HELD                      ISSUE                        COST       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------
                                                            COMMON STOCKS & WARRANTS
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-                                  1,036  Thermadyne Industries, Inc. (d).........  $     15,022  $     29,267
SERVICES-0.0%
------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS-0.0%                           17,674  Grand Union Co. (d).....................     1,000,000        36,452
------------------------------------------------------------------------------------------------------------------------
WIRELESS                                     3,098  Nextel Communications, Inc. (d).........        49,991        79,773
COMMUNICATIONS-
DOMESTIC-0.1%
------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL COMMON STOCKS & WARRANTS-0.1%          1,106,924       148,992
------------------------------------------------------------------------------------------------------------------------
                                                                  PREFERRED STOCKS
--------------------------------------------------------------------------------------------------------------------------
CABLE-DOMESTIC-1.0%                           11,785  Cablevision Systems Corp. (Series M)
                                                       (c)....................................       935,000     1,361,167
--------------------------------------------------------------------------------------------------------------------------
ENERGY-0.7%                                    1,000  Clark USA, Inc.
                                                       (Convertible) (c)(f)...................     1,000,000     1,060,000
--------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT-1.4%                             1,782  Time Warner Inc. (Series M) (c).........     1,799,895     2,000,295
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL                                     40,000  California Federal Preferred Capital
SERVICES-0.7%                                          Corp. (Series A).......................     1,010,000     1,050,000
--------------------------------------------------------------------------------------------------------------------------
PRINTING &                                    11,457  Primedia Inc............................     1,157,781     1,234,533
PUBLISHING-0.9%
--------------------------------------------------------------------------------------------------------------------------
WIRELESS                                       1,030  Nextel Communications, Inc. (a).........     1,033,975     1,174,200
COMMUNICATIONS-
DOMESTIC-0.8%
--------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL PREFERRED STOCKS-5.5%                  6,936,651     7,880,195
--------------------------------------------------------------------------------------------------------------------------

                                            FACE
                                           AMOUNT               SHORT-TERM SECURITES
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL                              $  4,515,000  General Motors Acceptance Corp., 6.75%
PAPER***-6.6%                                          due 1/02/1998..........................     4,513,307     4,513,307
                                           5,000,000  Lexington Parker Capital Co. LLC, 5.88%
                                                       due 1/05/1998..........................     4,995,917     4,995,917
                                                                                                ------------  ------------
                                                                                                   9,509,224     9,509,224
--------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT AGENCY                       7,800,000  Federal Home Loan Bank, 5.58% due
OBLIGATIONS***-5.4%                                    1/15/1998..............................     7,781,865     7,781,865
--------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL SHORT-TERM SECURITIES-12.0%           17,291,089    17,291,089
--------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL INVESTMENTS-99.3%.................  $142,846,467   142,720,966
                                                                                                ------------
                                                                                                ------------
                                                      OTHER ASSETS LESS LIABILITIES-0.7%......                   1,043,412
                                                                                                              ------------
                                                      NET ASSETS-100.0%.......................                $143,764,378
                                                                                                              ------------
                                                                                                              ------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
High Yield Portfolio
Schedule of Investments as of December 31, 1997  (Concluded)
--------------------------------------------------------------------------------

  * Not Rated.

 ** Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.

*** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

  + Restricted securities as to resale.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    VALUE (NOTE
ISSUE                                                                              ACQUISITION DATE       COST          1A)
--------------------------------------------------------------------------------------------------------------------------------
Goldriver Hotel & Casino Corp., Liquidating Trust..............................        8/31/1992        $  24,040  $           0
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $  24,040  $           0
                                                                                                        ---------  -------------
                                                                                                        ---------  -------------
--------------------------------------------------------------------------------------------------------------------------------

 (a) Represents a step bond. Coupon payments are paid-in-kind, in which the Portfolio receives additional face at an annual rate of 1.75% until May 15, 2000. Subsequently, the Portfolio will receive cash coupon payments at an annual rate of 15.75% until maturity.

 (b) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustments under certain conditions until the expiration date.

 (c) Represents a pay-in-kind security which may pay interest/dividends in additional face amount/shares.

 (d) Non-income producing security.

 (e) Subject to principal paydowns.

 ( f ) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

 (g) Each $1,000 face amount contains one warrant of Australis Media Ltd.

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Intermediate Government Bond Portfolio
Schedule of Investments as of December 31, 1997
--------------------------------------------------------------------------------

                             FACE                                                                            VALUE
                           AMOUNT                          ISSUE                              COST         (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------

                                          US GOVERNMENT & AGENCY OBLIGATIONS
----------------------------------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT   $ 1,500,000  Federal Farm Credit Bank,
BANK-0.7%                          6.43% due 7/23/2007..................................  $   1,537,350  $   1,537,350
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL FEDERAL FARM CREDIT BANK                             1,537,350      1,537,350
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN       5,000,000  Federal Home Loan Mortgage Corporation:
MORTGAGE                1,685,000  7.90% due 9/19/2001..................................      5,000,000      5,325,000
CORPORATION-4.6%        3,100,000  6.42% due 10/03/2005.................................      1,710,802      1,723,704
                                   6.40% due 12/13/2006.................................      3,149,817      3,166,371
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION               9,860,619     10,215,075
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL        5,000,000  Federal National Mortgage Association:
MORTGAGE                6,000,000  7.55% due 4/22/2002..................................      5,226,550      5,300,000
ASSOCIATION-20.4%                  7.40% due 7/01/2004..................................      6,248,520      6,455,640
                       10,000,000      7.85% due 9/10/2004..............................      9,824,469     10,301,600
                        9,000,000      7.65% due 3/10/2005..............................      8,990,156      9,832,500
                       10,000,000      6.35% due 6/10/2005..............................     10,000,000     10,179,700
                        3,000,000      7.12% due 7/03/2006..............................      3,198,840      3,210,000
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION               43,488,535     45,279,440
----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED           348,487  Federal National Mortgage Association, 9% due
SECURITIES-0.2%                    1/01/2002 (a)........................................        336,290        358,238
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL MORTGAGE-BACKED SECURITIES                             336,290        358,238
----------------------------------------------------------------------------------------------------------------------
PRIVATE EXPORT          7,000,000  Private Export Funding Corporation:
FUNDING                11,500,000      8.35% due 1/31/2001..............................      7,083,590      7,487,830
CORPORATION-8.7%                       6.49% due 7/15/2007..............................     11,500,000     11,909,860
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL PRIVATE EXPORT FUNDING CORPORATION                  18,583,590     19,397,690
----------------------------------------------------------------------------------------------------------------------
STUDENT LOAN           13,000,000  Student Loan Marketing Association,
MARKETING                          7.50% due 3/08/2000..................................     13,176,719     13,442,780
ASSOCIATION-6.0%
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL STUDENT LOAN MARKETING ASSOCIATION                  13,176,719     13,442,780
----------------------------------------------------------------------------------------------------------------------
US TREASURY BONDS &    16,000,000  US Treasury Bonds:
NOTES-55.5%                            12% due 5/15/2005................................     22,772,500     21,882,560
                       10,000,000      10.75% due 8/15/2005.............................     13,385,937     13,009,400
                                   US Treasury Notes:
                        2,000,000      6.75% due 4/30/2000..............................      2,014,062      2,045,620
                       24,000,000      6.625% due 6/30/2001.............................     24,030,000     24,663,840
                       15,000,000      6.375% due 8/15/2002.............................     15,025,615     15,386,700
                        5,500,000      6.25% due 2/15/2003..............................      5,479,805      5,624,630
                        5,000,000      5.75% due 8/15/2003..............................      4,969,141      5,003,100
                       12,000,000      6.50% due 5/15/2005..............................     11,914,750     12,510,000
                       11,000,000      7% due 7/15/2006.................................     11,652,500     11,873,070
                        8,000,000      6.25% due 2/15/2007..............................      8,107,500      8,254,960
                        3,000,000      6.125% due 8/15/2007.............................      2,979,570      3,082,980
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL US TREASURY BONDS & NOTES                          122,331,380    123,336,860
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL US GOVERNMENT & AGENCY
                                   OBLIGATIONS-96.1%                                        209,314,483    213,567,433
----------------------------------------------------------------------------------------------------------------------
                                                SHORT-TERM SECURITIES
----------------------------------------------------------------------------------------------------------------------
REPURCHASE              6,346,000  HSBC Securities, Inc., purchased on 12/31/1997
AGREEMENTS*-2.9%                   to yield 6.57% to 1/02/1998..........................      6,346,000      6,346,000
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM SECURITIES-2.9%                           6,346,000      6,346,000
----------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS-99.0%..............................  $ 215,660,483    219,913,433
                                                                                          -------------
                                                                                          -------------
                                   OTHER ASSETS LESS LIABILITIES-1.0%...................                     2,298,102
                                                                                                         -------------
                                   NET ASSETS-100.0%....................................                 $ 222,211,535
                                                                                                         -------------
                                                                                                         -------------
----------------------------------------------------------------------------------------------------------------------

(a) US Government Agency Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instrument. As a result, the average life may be substantially less than the original maturity.
 * Repurchase Agreements are fully collateralized by US Government Obligations.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Long Term Corporate Bond Portfolio
Schedule of Investments as of December 31, 1997
--------------------------------------------------------------------------------

                                      MOODY'S            FACE                                                        VALUE
                         S&P RATINGS  RATINGS          AMOUNT                ISSUE                    COST         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
                                                                   US GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------
US TREASURY BONDS &             AAA          Aaa   $1,000,000  US Treasury Bonds, 6.50% due
NOTES-18.8%                                                        11/15/2026...................  $     988,203  $   1,067,500
                                                               US Treasury Notes:
                                AAA          Aaa    1,500,000      6.375% due 5/15/2000.........      1,523,555      1,522,500
                                AAA          Aaa    3,500,000      5.75% due 11/15/2000.........      3,502,422      3,506,545
                                AAA          Aaa      500,000      6.375% due 9/30/2001.........        510,547        510,310
                                AAA          Aaa    1,750,000      5.75% due 11/30/2002.........      1,741,914      1,751,365
                                AAA          Aaa    3,250,000      5.75% due 8/15/2003..........      3,239,062      3,252,015
                                AAA          Aaa      500,000      7.25% due 8/15/2004..........        538,750        540,390
                                AAA          Aaa      500,000      7.50% due 2/15/2005..........        536,211        549,530
                                AAA          Aaa    3,200,000      6.50% due 5/15/2005..........      3,169,070      3,336,000
                                AAA          Aaa      750,000      6.50% due 10/15/2006.........        775,547        785,273
                                AAA          Aaa    6,500,000      6.125% due 8/15/2007.........      6,643,945      6,679,790
------------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL US GOVERNMENT
                                                               OBLIGATIONS-18.8%                   23,169,226       23,501,218
------------------------------------------------------------------------------------------------------------------------------

INDUSTRIES                                                          CORPORATE BONDS & NOTES
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED                    AAA          Aaa    1,944,863  Arcadia, 6.10% due 6/15/2000.....      1,944,485      1,946,400
SECURITIES*-5.6%                                               Citibank, Credit Card Master
                                                                Trust I:
                                AAA          Aaa    1,000,000      6.35% due 8/15/2002..........        999,200      1,006,094
                                AAA          Aaa    1,000,000      6.057% due 12/10/2008........        999,610        995,000
                                AAA          Aaa    2,500,000  First Bank, Corporate Card Master
                                                                Trust, 6.40% due 2/15/2003......      2,496,931      2,520,300
                                AAA          Aaa      526,642  GMAC Grantor Trust, 6.50% due
                                                                4/15/2002.......................        526,495        528,954
                                                                                                  -------------  -------------
                                                                                                      6,966,721      6,996,748
------------------------------------------------------------------------------------------------------------------------------
BANKING-8.6%                   BBB+           A3    1,250,000  BB&T Corporation, 7.25% due
                                                                6/15/2007.......................      1,244,163      1,314,087
                                  A           A2    1,000,000  Bank of New York Co., Inc.,
                                                                7.625% due 7/15/2002............      1,076,500      1,053,790
                                 A+          Aa3    1,000,000  BankAmerica Corp., 7.125% due
                                                                5/12/2005.......................        985,500      1,037,510
                                 A-           A2    2,000,000  First Interstate Bancorp, 9.90%
                                                                due 11/15/2001..................      2,270,480      2,244,920
                                 A-           A3    1,000,000  HSBC Americas Inc., 7% due
                                                                11/01/2006......................        991,600      1,017,370
                                 A-           A3    2,000,000  Mellon Bank Corp., 6.875% due
                                                                3/01/2003.......................      1,822,480      2,044,580
                               BBB+           A2    1,000,000  Mellon Capital II, 7.995% due
                                                                1/15/2027.......................        953,470      1,073,620
                                AA-          Aa3    1,000,000  Norwest Financial, Inc., 6.625%
                                                                due 7/15/2004...................        995,590      1,012,190
                                                                                                  -------------  -------------
                                                                                                     10,339,783     10,798,067
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES-                                            General Motors Acceptance Corp.:
CAPTIVE-1.9%                     A-           A3    1,000,000      7.125% due 5/01/2003.........        994,890      1,035,840
                                 A-           A3    1,250,000      7.70% due 4/15/2016..........      1,363,937      1,369,812
                                                                                                  -------------  -------------
                                                                                                      2,358,827      2,405,652
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES-               A           A2    1,000,000  Beneficial Corp., 6.80% due
CONSUMER-4.1%                                                   9/16/2003.......................      1,000,000      1,014,631
                                  A          Aa3    1,000,000  CIT Capital Trust I, 7.70% due
                                                                2/15/2027.......................        995,440      1,025,823
                                 A+          Aa3    3,000,000  CIT Group Holdings, Inc., 6.625%
                                                                due 6/15/2005...................      3,010,170      3,022,830
                                                                                                  -------------  -------------
                                                                                                      5,005,610      5,063,284
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Long Term Corporate Bond Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                                      MOODY'S            FACE                                                        VALUE
INDUSTRIES               S&P RATINGS  RATINGS          AMOUNT                ISSUE                    COST         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
                                                               CORPORATE BONDS & NOTES
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES-               A           A2   $  500,000  Bear Stearns Companies, Inc.,
OTHER-13.1%                                                     6.50% due 7/05/2000.............  $     499,090  $     503,020
                                 A+           A1      750,000  Commercial Credit Co., 6.75% due
                                                                7/01/2007.......................        760,748        761,865
                                 A-           A3    1,000,000  Donaldson, Lufkin & Jenrette,
                                                                Inc., 6.875% due 11/01/2005.....        999,050      1,016,850
                                  A           A2    1,000,000  ++Equitable Life Assurance
                                                                Society of the US, 7.70% due
                                                                12/01/2015......................        993,160      1,070,719
                                AAA          Aaa      500,000  General Electric Capital Corp.,
                                                                8.125% due 5/15/2012............        531,640        576,900
                                  A         Baa1    3,000,000  Lehman Brothers Holdings, Inc.,
                                                                6.50% due 10/01/2002............      2,997,150      2,996,100
                                 AA          Aa2    2,350,000  MBIA, Inc., 7.15% due
                                                                7/15/2027.......................      2,344,242      2,492,762
                                 A+           A1    1,000,000  Morgan Stanley Group, Inc.,
                                                                6.875% due 3/01/2007............        996,410      1,021,750
                               BBB+         Baa1    2,500,000  PaineWebber Group, Inc., 7.99%
                                                                due 6/09/2017...................      2,500,000      2,666,537
                                 A+          Aa3    2,000,000  Travelers Capital II, 7.75% due
                                                                12/01/2036......................      2,003,400      2,074,060
                                AA-          Aa3    1,000,000  Travelers Group, Inc., 7.875% due
                                                                5/15/2025.......................        999,420      1,118,270
                                                                                                  -------------  -------------
                                                                                                     15,624,310     16,298,833
------------------------------------------------------------------------------------------------------------------------------
FOREIGN+-6.0%                    A+           A3    1,000,000  ++Hutchison Whampoa Ltd., 6.95%
                                                                due 8/01/2007 (1)...............      1,000,610        942,260
                                  A          Aa3    1,000,000  Midland Bank PLC, 7.625% due
                                                                6/15/2006 (3)...................        992,340      1,062,580
                                  A           A2    1,000,000  ++Petroliam Nasional BHD, 6.875%
                                                                due 7/01/2003 (4)...............        988,840        949,533
                                                               Province of Quebec (Canada) (2):
                                 A+           A2    1,000,000      8.80% due 4/15/2003..........      1,129,480      1,108,760
                                 A+           A2    1,500,000      13% due 10/01/2013...........      1,959,060      1,641,825
                                 A+           A2    1,000,000      7.125% due 2/09/2024.........        902,520      1,029,910
                                 AA          Aa2      750,000  Swiss Bank Corp.-New York, 7.375%
                                                                due 6/15/2017 (3)...............        803,280        802,320
                                                                                                  -------------  -------------
                                                                                                      7,776,130      7,537,188
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-                                                    Archer-Daniels-Midland Company:
CONSUMER-9.7%                   AA-          Aa3      500,000      7.125% due 3/01/2013.........        523,280        528,485
                                AA-          Aa3    1,000,000      6.75% due 12/15/2027.........        988,720      1,001,533
                                 A+           A1    3,500,000  Bass America, Inc., 8.125% due
                                                                3/31/2002.......................      3,532,070      3,744,790
                                  A           A2      962,525  ++Disney Enterprises, Inc., 6.85%
                                                                due 1/10/2007*..................        961,861        978,715
                                 A+           A1    1,000,000  Hershey Foods Corporation, 7.20%
                                                                due 8/15/2027...................      1,053,910      1,063,100
                                AAA          Aaa    2,000,000  Johnson & Johnson, 8.72% due
                                                                11/01/2024......................      2,019,140      2,298,800
                                  A           A2      500,000  Philip Morris Companies, Inc.,
                                                                7.25% due 1/15/2003.............        503,440        515,450
                                BBB         Baa2      800,000  Safeway, Inc., 7% due
                                                                9/15/2007.......................        799,640        822,896
                               BBB-         Baa3    1,000,000  Time Warner Entertainment Co.,
                                                                8.375% due 3/15/2023............      1,070,290      1,141,180
                                                                                                  -------------  -------------
                                                                                                     11,452,351     12,094,949
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-ENERGY-3.0%           AA          Aa2    2,000,000  BP America, Inc., 10% due
                                                                7/01/2018.......................      2,156,880      2,126,060
                                AA-           A1    1,000,000  Consolidated Natural Gas Company,
                                                                6.80% due 12/15/2027............        991,900      1,008,130
                                  A          Aa3      500,000  Dresser Industries, Inc., 7.60%
                                                                due 8/15/2096...................        498,545        560,660
                                                                                                  -------------  -------------
                                                                                                      3,647,325      3,694,850
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Long Term Corporate Bond Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                                      MOODY'S            FACE                                                        VALUE
INDUSTRIES               S&P RATINGS  RATINGS          AMOUNT                ISSUE                    COST         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
                                                               CORPORATE BONDS & NOTES
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-                    BBB+           A3   $  500,000  Applied Materials, Inc., 6.75%
OTHER-13.4%                                                     due 10/15/2007..................  $     499,675  $     501,930
                                  A           A3    1,000,000  Chrysler Corporation, 7.45% due
                                                                3/01/2027.......................        995,140      1,069,060
                                AA-          Aa3    3,250,000  duPont(E.I.) de Nemours & Co.,
                                                                6.75% due 9/01/2007.............      3,356,477      3,362,872
                                 A+           A1    1,000,000  ++Electronic Data Systems, Inc.,
                                                                6.85% due 5/15/2000.............        999,210      1,017,158
                                BBB         Baa2    2,500,000  Federal Express Corp., 9.65% due
                                                                6/15/2012.......................      2,758,750      3,123,800
                                  A           A2    1,000,000  First Data Corp., 6.375% due
                                                                12/15/2007......................        997,430        994,980
                                                               Martin Marietta Corp.:
                               BBB+           A3    1,000,000      6.50% due 4/15/2003..........      1,006,130      1,005,700
                               BBB+           A3      500,000      7.375% due 4/15/2013.........        480,805        530,110
                                                               McDonnell Douglas Corp.,
                                AA+         Baa2    1,000,000      6.13% due 12/23/1998.........        997,940        988,320
                                AA+           A2    1,000,000      6.875% due 11/01/2006........      1,037,450      1,036,720
                                  A           A1    1,000,000  PPG Industries, Inc., 6.50% due
                                                                11/01/2007......................        996,940      1,009,740
                                BBB         Baa3    2,000,000  Seagate Technology, Inc., 7.125%
                                                                due 3/01/2004...................      1,996,500      2,015,900
                                                                                                  -------------  -------------
                                                                                                     16,122,447     16,656,290
------------------------------------------------------------------------------------------------------------------------------
TRANSPORT SERVICES-3.1%        BBB+         Baa1      500,000  Norfolk Southern Corp., 7.80% due
                                                                5/15/2027.......................        499,370        562,020
                                                               Southwest Airlines, Inc.:
                                 A-           A3    2,000,000      9.40% due 7/01/2001..........      2,407,120      2,196,380
                                 A-           A3    1,000,000      7.875% due 9/01/2007.........        998,750      1,101,570
                                                                                                  -------------  -------------
                                                                                                      3,905,240      3,859,970
------------------------------------------------------------------------------------------------------------------------------
UTILITIES-                       A+           A2    1,000,000  ALLTEL Corporation, 6.75% due
COMMUNICATIONS-6.6%                                             9/15/2005.......................        984,600      1,022,820
                                AAA          Aaa    1,000,000  BellSouth Telecommunications,
                                                                Inc., 7% due 10/01/2025.........      1,040,700      1,049,660
                                                               GTE Corp.:
                                  A         Baa1    1,000,000      8.85% due 3/01/1998..........      1,027,000      1,003,680
                                  A         Baa1    2,000,000      9.375% due 12/01/2000........      2,189,690      2,166,380
                                                               Southwestern Bell
                                                                Telecommunications Co.:
                                 AA          Aa3    1,000,000      6.125% due 3/01/2000.........        978,880      1,001,780
                                 AA          Aa3    2,000,000      6.375% due 11/15/2007........      2,009,520      2,008,760
                                                                                                  -------------  -------------
                                                                                                      8,230,390      8,253,080
------------------------------------------------------------------------------------------------------------------------------
UTILITIES-ELECTRIC-2.9%         AAA          Aaa      750,000  Cleveland Electric/Toledo Edison,
                                                                7.13% due 7/01/2007.............        786,817        798,697
                                                               Pennsylvania Power & Light Co.:
                                 A-           A3    1,500,000      5.50% due 4/01/1998..........      1,493,055      1,498,710
                                 A-           A3    1,000,000      6.875% due 2/01/2003.........      1,016,290      1,028,990
                                AAA          Aaa      300,000  ++Texas Utilities Company, 6.375%
                                                                due 10/01/2004..................        301,545        301,630
                                                                                                  -------------  -------------
                                                                                                      3,597,707      3,628,027
------------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL CORPORATE BONDS &
                                                               NOTES-78.0%                           95,026,841     97,286,938
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Long Term Corporate Bond Portfolio
Schedule of Investments as of December 31, 1997  (Concluded)
--------------------------------------------------------------------------------

                                                         FACE                                                        VALUE
                                                       AMOUNT                ISSUE                    COST         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
                                                                    SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE                                         $1,925,000  HSBC Securities, Inc., purchased
AGREEMENTS**-1.6%                                               on 12/31/1997 to yield 6.57% to
                                                                1/02/1998.......................  $   1,925,000  $   1,925,000
------------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL SHORT-TERM INVESTMENTS-1.6%      1,925,000      1,925,000
------------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL INVESTMENTS-98.4%..........  $ 120,121,067    122,713,156
                                                                                                  -------------
                                                                                                  -------------
                                                               OTHER ASSETS
                                                               LESS LIABILITIES-1.6%............                     2,032,942
                                                                                                                 -------------
                                                               NET ASSETS-100.0%................                 $ 124,746,098
                                                                                                                 -------------
                                                                                                                 -------------
------------------------------------------------------------------------------------------------------------------------------

 * Subject to principal paydowns.

** Repurchase Agreements are fully collateralized by US Government Obligations.

 + Corresponding industry groups for foreign bonds:
(1) Investment Holding Company.
(2) Government Entity.
(3) Banking.
(4) Industry-Energy.
++ The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Ratings of issue shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Money Reserves Portfolio
Schedule of Investments as of December 31, 1997
--------------------------------------------------------------------------------

                           FACE                                                    INTEREST    MATURITY       VALUE
                         AMOUNT                       ISSUE                          RATE*       DATE       (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------
BANK NOTES-10.3%    $ 2,650,000  Bank of America N.T. & S.A.....................        5.93%    6/24/98  $   2,649,977
                      2,800,000  Bank of America N.T. & S.A.+...................        6.10     6/30/98      2,798,899
                      3,000,000  Bank of New York, The..........................        5.85     8/20/98      2,998,572
                      6,000,000  FNB of Chicago.................................        6.02     6/11/98      6,001,895
                      2,850,000  FNB of Chicago.................................        5.89     8/26/98      2,849,417
                      1,800,000  KeyBank National Association+..................        5.64     5/06/98      1,799,703
                      3,800,000  KeyBank National Association+..................        5.62     8/20/98      3,798,249
                      7,500,000  KeyBank National Association+..................        5.62     8/28/98      7,496,694
                      1,800,000  LaSalle National Bank, Chicago.................        5.75    10/08/98      1,797,323
                      4,000,000  Morgan Guaranty Trust Co. of NY+...............        5.615    2/19/98      3,999,720
                      2,300,000  Northern Trust Company.........................        5.96     6/17/98      2,300,212
                      1,500,000  Northern Trust Company.........................        5.95     6/24/98      1,500,123
                      9,400,000  PNC Bank N.A.+.................................        5.60    10/01/98      9,395,262
                      4,000,000  US Bank N.A.+..................................        5.855    8/28/98      3,998,592
                      1,000,000  US National Bank of Oregon+....................        5.665    4/14/98        999,850
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL BANK NOTES (COST-$54,382,213)                                         54,384,488
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF       4,000,000  Chase Manhattan Bank USA, N.A..................        5.87     7/21/98      3,999,172
DEPOSIT-2.5%          1,000,000  Chase Manhattan Bank USA, N.A..................        5.75    10/06/98        998,658
                      7,500,000  Morgan Guaranty Trust Co. of NY................        5.71     1/06/98      7,499,722
                        500,000  Morgan Guaranty Trust Co. of NY................        5.94     3/20/98        499,966
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL CERTIFICATES OF DEPOSIT                                               12,997,518
                                  (COST-$12,999,929)
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF       1,000,000  ABN-AMRO Bank N.V., Chicago....................        6.03     6/11/98      1,000,447
DEPOSIT-              2,900,000  ABN-AMRO Bank N.V., Chicago....................        5.77     7/28/98      2,897,972
YANKEE-3.9%           3,000,000  ABN-AMRO Bank N.V., Chicago....................        5.92     8/14/98      3,000,108
                      2,000,000  Barclays Bank PLC, NY..........................        5.94     6/30/98      2,000,330
                      4,750,000  Bayerische Vereinsbank AG, NY..................        5.71    10/06/98      4,742,248
                      5,000,000  Deutsche Bank AG, NY...........................        5.63     2/26/98      4,995,291
                      1,900,000  Westdeutsche Landesbank Girozentrale, NY.......        5.94     6/29/98      1,900,286
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL CERTIFICATES OF DEPOSIT-YANKEE
                                 (COST-$20,544,427)                                                          20,536,682
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            6,662,000  AESOP Funding Corp.............................        5.77     1/16/98      6,647,051
PAPER-48.9%          10,000,000  AESOP Funding Corp.............................        5.85     1/16/98      9,977,250
                      5,000,000  AESOP Funding Corp.............................        5.85     2/13/98      4,965,875
                      6,159,000  Atlantic Asset Securitization Corp.............        5.90     1/13/98      6,147,897
                      1,321,000  Atlantic Asset Securitization Corp.............        5.93     1/16/98      1,317,954
                      3,489,000  Atlantic Asset Securitization Corp.............        5.89     1/20/98      3,478,725
                     14,000,000  Block Financial Corp...........................        5.67     4/03/98     13,800,053
                      7,672,000  CSW Credit, Inc................................        5.75     1/13/98      7,658,521
                     14,000,000  CSW Credit, Inc................................        5.62     2/13/98     13,904,123
                      7,060,000  Centric Capital Corp...........................        6.50     1/07/98      7,053,626
                     10,500,000  Centric Capital Corp...........................        5.80     1/16/98     10,476,317
                     10,000,000  Countrywide Home Loans, Inc....................        5.87     1/14/98      9,980,433
                     10,000,000  Countrywide Home Loans, Inc....................        5.75     3/06/98      9,901,125
                      4,500,000  Finova Capital Corp............................        5.74     2/17/98      4,466,247
                     15,000,000  Finova Capital Corp............................        5.74     3/13/98     14,835,208
                      4,945,000  Finova Capital Corp............................        5.73     3/18/98      4,886,793
                      1,550,000  Finova Capital Corp............................        5.63     4/21/98      1,523,484
                      7,750,000  Ford Motor Credit Co...........................        5.60     3/30/98      7,644,180
                      8,000,000  General Electric Capital Corp..................        5.545    3/17/98      7,907,089
                      4,000,000  General Electric Capital Corp..................        5.55     3/23/98      3,949,778
                      7,000,000  General Motors Acceptance Corp.................        5.59     3/02/98      6,935,182
                      5,000,000  Goldman Sachs Group, L.P.......................        5.71     4/17/98      4,917,604
                      7,400,000  International Securitization Corp..............        5.80     3/20/98      7,310,573
                     10,000,000  Lehman Brothers Holdings, Inc..................        5.90     1/15/98      9,978,694
                      3,035,000  Lehman Brothers Holdings, Inc..................        5.78     1/21/98      3,025,790
                      5,000,000  Lehman Brothers Holdings, Inc..................        5.91     1/27/98      4,979,479
                      3,980,000  Lehman Brothers Holdings, Inc..................        5.60     1/29/98      3,962,747
                      5,000,000  Lexington Parker Capital Co. LLC...............        5.63     2/02/98      4,975,157
                     20,000,000  Lexington Parker Capital Co. LLC...............        5.92     2/20/98     19,840,206
                     15,000,000  New Center Asset Trust.........................        5.68     3/18/98     14,823,438

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Money Reserves Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                           FACE                                                    INTEREST    MATURITY       VALUE
                         AMOUNT                       ISSUE                          RATE*       DATE       (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL          $11,290,000  Park Avenue Receivables Corp...................        5.90%    1/23/98  $  11,251,144
PAPER                   264,000  Twin Towers Inc................................        5.80     1/27/98        262,937
(CONCLUDED)          14,670,000  Windmill Funding Corp..........................        5.77     2/20/98     14,552,791
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL COMMERCIAL PAPER (COST-$257,338,269)                                 257,337,471
-----------------------------------------------------------------------------------------------------------------------
CORPORATE             5,060,408  LABS Trust Series 1996-4 Senior Notes+++.......        6.00    12/28/98      5,060,408
NOTES-5.3%            2,914,970  LABS Trust Series 1997-6 Senior Notes+++.......        5.968   10/21/98      2,914,970
                      5,000,000  Republic Mase Australia, Ltd.++................        5.945    6/30/98      5,000,605
                     15,000,000  SMM Trust 1997-Q+..............................        5.98     1/15/98     14,999,994
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL CORPORATE NOTES (COST-$27,975,373)                                    27,975,977
-----------------------------------------------------------------------------------------------------------------------
FUNDING               9,000,000  Jackson National Life Insurance Co.+...........        5.72     5/01/98      9,000,000
AGREEMENTS--1.7%
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL FUNDING AGREEMENTS (COST-$9,000,000)                                   9,000,000
-----------------------------------------------------------------------------------------------------------------------
MASTER               10,000,000  Goldman Sachs Group, L.P.+.....................        5.968    5/29/98     10,000,000
NOTES-1.9%
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL MASTER NOTES (COST-$10,000,000)                                       10,000,000
-----------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM           5,000,000  Abbey National Treasury Services PLC+..........        5.59     2/25/98      4,999,428
NOTES-7.5%            1,750,000  Bank of Scotland Treasury Services PLC.........        5.95     6/18/98      1,749,790
                      5,000,000  CIT Group Holdings, Inc. (The).................        6.50     7/13/98      5,016,500
                      1,000,000  CIT Group Holdings, Inc. (The).................        5.58     8/17/98        999,460
                      1,000,000  Goldman Sachs Group, L.P.......................        6.10     4/15/98      1,000,432
                      6,000,000  IBM Credit Corp................................        5.868    8/13/98      5,999,604
                      3,000,000  IBM Credit Corp.+..............................        5.635   11/23/98      2,998,840
                      4,000,000  International Business Machines Corp...........        5.67     1/28/98      3,999,652
                      7,000,000  International Business Machines Corp...........        5.93     3/18/98      7,002,506
                      1,814,843  Newcourt Receivables Asset Trust 1997-1........        5.815   12/21/98      1,814,480
                      4,000,000  Norwest Corporation............................        6.00    10/13/98      4,003,080
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL MEDIUM-TERM NOTES (COST-$39,577,269)                                  39,583,772
-----------------------------------------------------------------------------------------------------------------------
US GOVERNMENT,       10,000,000  Federal National Mortgage Association..........        5.44     8/04/98      9,677,878
AGENCY &              6,000,000  US Treasury Bills..............................        5.08     1/15/98      5,988,842
INSTRUMENTALITY
OBLIGATIONS-
DISCOUNT-3.0%
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL US GOVERNMENT, AGENCY & INSTRUMENTALITY
                                 OBLIGATIONS-DISCOUNT (COST-$15,665,615)                                     15,666,720
-----------------------------------------------------------------------------------------------------------------------
US GOVERNMENT,        5,000,000  Federal Home Loan Bank+........................        5.899   10/20/98      4,998,840
AGENCY &              2,000,000  Federal Home Loan Bank+........................        5.99     8/11/99      1,998,120
INSTRUMENTALITY       2,000,000  Federal Home Loan Mortgage Corp.+..............        5.58     4/15/98      1,999,727
OBLIGATIONS-NON-      2,000,000  Federal Home Loan Mortgage Corp.+..............        5.57     4/20/98      1,999,653
DISCOUNT-13.7%        4,000,000  Federal Home Loan Mortgage Corp................        5.685    8/21/98      3,996,240
                      1,200,000  Federal Home Loan Mortgage Corp................        6.36     5/20/99      1,202,352
                      1,000,000  Federal Home Loan Mortgage Corp................        6.10     9/10/99      1,000,500
                      4,000,000  Federal National Mortgage Association..........        5.19     1/08/98      3,999,528
                      4,000,000  Federal National Mortgage Association+.........        5.57     3/26/98      3,999,466
                      5,000,000  Federal National Mortgage Association+.........        5.629    3/27/98      4,999,220
                     10,000,000  Federal National Mortgage Association+.........        5.669    4/24/98      9,998,826
                      6,000,000  Federal National Mortgage Association+.........        6.00     5/14/98      6,000,000
                      4,700,000  Federal National Mortgage Association+.........        5.894   10/20/98      4,698,366
                      1,200,000  Federal National Mortgage Association..........        6.375    5/21/99      1,202,400
                        600,000  Federal National Mortgage Association..........        5.88     8/10/99        598,902
                      3,700,000  Federal National Mortgage Association+.........        5.929   10/27/99      3,696,838
                      3,000,000  Student Loan Marketing Association+............        5.877   10/06/98      2,998,566
                      3,000,000  Student Loan Marketing Association+............        5.909   11/25/98      2,999,221
                      2,000,000  Student Loan Marketing Association.............        5.80    12/18/98      1,997,068
                      2,920,000  US Treasury Notes..............................        5.00     1/31/98      2,918,265
                      2,000,000  US Treasury Notes..............................        7.875    4/15/98      2,013,124
                      2,600,000  US Treasury Notes..............................        5.625   11/30/98      2,600,000
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL US GOVERNMENT, AGENCY & INSTRUMENTALITY
                                 OBLIGATIONS-NON-DISCOUNT (COST-$71,905,223)                                 71,915,222
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Money Reserves Portfolio
Schedule of Investments as of December 31, 1997  (Concluded)
--------------------------------------------------------------------------------

                           FACE                                                                               VALUE
                         AMOUNT                       ISSUE                                                 (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE          $12,360,000  HSBC Securities, Inc. purchased on 12/31/1997
AGREEMENTS**-2.4%                 to yield 6.25% to 1/02/1998...................                          $  12,360,000
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL REPURCHASE AGREEMENTS (COST-$12,360,000)                              12,360,000
-----------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS (COST-$                                                  531,757,850
                                  531,748,318)-101.1%...........................
                                 LIABILITIES IN EXCESS OF OTHER ASSETS-(1.1%)...                             (6,040,489)
                                                                                                          -------------
                                 NET ASSETS-100.0%..............................                          $ 525,717,361
                                                                                                          -------------
                                                                                                          -------------
-----------------------------------------------------------------------------------------------------------------------

 * Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio. Other securities bear interest at the rates shown, payable at fixed rates or upon maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1997.

  ** Repurchase Agreements are fully collateralized by US Government
     Obligations.

   + Variable Rate Notes.

  ++ Guarantor Republic NB of New York.

 +++ Subject to principal paydowns.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1997
--------------------------------------------------------------------------------

                          SHARES                                                         VALUE        PERCENT OF
INDUSTRIES                 HELD          US STOCKS & WARRANTS             COST         (NOTE 1A)      NET ASSETS
------------------------------------------------------------------------------------------------------------------
AEROSPACE &                336,000  AlliedSignal, Inc..............  $   12,455,063  $   13,083,000         1.0%
DEFENSE                    240,000  GenCorp, Inc...................       7,004,945       6,000,000         0.5
                            67,200  +Orbital Sciences Corp.........       1,725,761       1,999,200         0.1
                                                                     --------------  --------------       -----
                                                                         21,185,769      21,082,200         1.6
------------------------------------------------------------------------------------------------------------------
AIRLINES                   251,000  +US Airways Group, Inc.........       9,299,154      15,687,500         1.2
------------------------------------------------------------------------------------------------------------------
APPLIANCES                 267,000  Sunbeam Corp...................      10,423,247      11,247,375         0.8
------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS           281,000  Federal-Mogul Corp.............      10,926,243      11,380,500         0.9
------------------------------------------------------------------------------------------------------------------
AUTOMOBILE RENTAL          316,900  +Avis Rent-A-Car, Inc..........       6,897,547      10,120,994         0.8
                           334,600  Hertz Corp. (Class A)..........      11,188,009      13,467,650         1.0
                                                                     --------------  --------------       -----
                                                                         18,085,556      23,588,644         1.8
------------------------------------------------------------------------------------------------------------------
BANKING                    165,000  Bank of New York Co., Inc......       3,539,931       9,539,063         0.7
                            57,000  Bank of New York Co., Inc.
                                     (Warrants) (c)................         521,250       9,647,250         0.7
                           222,000  BankAmerica Corp...............      11,804,920      16,206,000         1.2
                           276,300  First Union Corporation........      13,590,574      14,160,375         1.1
                                                                     --------------  --------------       -----
                                                                         29,456,675      49,552,688         3.7
------------------------------------------------------------------------------------------------------------------
BROADCASTING-MEDIA         160,300  +Chancellor Media Corp.........      10,167,750      11,962,388         0.9
------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES        304,200  +Gartner Group, Inc. (Class
                                     A)............................      10,321,701      11,331,450         0.9
------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES          109,500  +Cisco Systems, Inc............       6,241,649       6,104,625         0.5
------------------------------------------------------------------------------------------------------------------
COMPUTERS                   63,000  Compaq Computer Corp...........       1,886,595       3,555,563         0.3
                            52,000  International Business Machines
                                     Corp..........................       3,794,075       5,437,250         0.4
                           225,000  +Quantum Corporation...........       6,355,152       4,514,063         0.3
                                                                     --------------  --------------       -----
                                                                         12,035,822      13,506,876         1.0
------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS          476,400  The Dial Corporation...........       9,192,341       9,915,075         0.7
------------------------------------------------------------------------------------------------------------------
CONTAINERS                 385,300  +Owens-Illinois, Inc...........      11,153,944      14,617,319         1.1
------------------------------------------------------------------------------------------------------------------
CRUISE LINES               133,000  Royal Caribbean Cruises Ltd....       5,777,740       7,090,563         0.5
------------------------------------------------------------------------------------------------------------------
DENTAL SUPPLIES &          268,000  DENTSPLY International Inc.....       6,763,568       8,174,000         0.6
EQUIPMENT
------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT       167,000  General Electric Co............      11,763,351      12,253,625         0.9
------------------------------------------------------------------------------------------------------------------
ELECTRONICS                294,000  +National Semiconductor
                                     Corporation...................      11,942,678       7,625,625         0.6
------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES         109,500  American Express Company.......       5,282,318       9,772,875         0.8
                           265,000  MGIC Investment Corp...........      10,142,687      17,622,500         1.3
                                                                     --------------  --------------       -----
                                                                         15,425,005      27,395,375         2.1
------------------------------------------------------------------------------------------------------------------
HARDWARE PRODUCTS          175,700  Black & Decker Corporation.....       5,890,960       6,863,281         0.5
------------------------------------------------------------------------------------------------------------------
INSURANCE                   89,460  Hartford Life, Inc. (Class
                                     A)............................       2,902,425       4,053,656         0.3
                           424,000  Provident Companies, Inc.......      14,015,762      16,377,000         1.2
                           339,000  Travelers Group, Inc...........      12,032,427      18,263,625         1.4
                           107,800  Travelers Property Casualty
                                     Corp. (Class A)...............       4,363,088       4,743,200         0.4
                           248,800  UNUM Corporation...............       7,906,559      13,528,500         1.0
                                                                     --------------  --------------       -----
                                                                         41,220,261      56,965,981         4.3
------------------------------------------------------------------------------------------------------------------
LEISURE/TOURISM            387,000  Brunswick Corporation..........       9,628,968      11,730,938         0.9
------------------------------------------------------------------------------------------------------------------
MACHINERY                  165,000  Harnischfeger Industries,
                                     Inc...........................       7,149,998       5,826,562         0.4
                           300,100  Ingersoll-Rand Co..............       9,013,935      12,154,050         0.9
                           130,800  SPX Corporation................       7,436,281       9,025,200         0.7
                                                                     --------------  --------------       -----
                                                                         23,600,214      27,005,812         2.0
------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES           508,513  +HEALTHSOUTH Corporation.......      13,786,004      14,111,236         1.1
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                          SHARES                                                         VALUE        PERCENT OF
INDUSTRIES                 HELD          US STOCKS & WARRANTS             COST         (NOTE 1A)      NET ASSETS
------------------------------------------------------------------------------------------------------------------
NATURAL GAS                238,000  El Paso Natural Gas Co.........  $   12,196,998  $   15,827,000         1.2%
                           132,000  Enron Corp.....................       5,203,694       5,486,250         0.4
                                                                     --------------  --------------       -----
                                                                         17,400,692      21,313,250         1.6
------------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT           148,000  Danka Business Systems PLC
                                     (ADR) (a) (d).................       7,296,105       2,358,750         0.2
------------------------------------------------------------------------------------------------------------------
OIL SERVICES               100,000  Schlumberger Ltd...............       4,211,528       8,050,000         0.6
                           162,600  +Smith International, Inc......       7,428,829       9,979,575         0.7
                                                                     --------------  --------------       -----
                                                                         11,640,357      18,029,575         1.3
------------------------------------------------------------------------------------------------------------------
PETROLEUM                  298,000  Unocal Corp....................      10,663,313      11,566,125         0.9
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS            132,000  Bristol-Myers Squibb Co........      12,540,404      12,490,500         0.9
                           200,000  Lilly (Eli) & Co...............      12,624,240      13,925,000         1.0
                           170,000  Pfizer, Inc....................      12,436,157      12,675,625         1.0
                            86,000  Warner-Lambert Company.........      12,303,160      10,664,000         0.8
                                                                     --------------  --------------       -----
                                                                         49,903,961      49,755,125         3.7
------------------------------------------------------------------------------------------------------------------
RAILROADS                  111,000  Burlington Northern Santa Fe,
                                     Inc...........................       9,335,621      10,316,062         0.8
------------------------------------------------------------------------------------------------------------------
REAL ESTATE                310,000  Glenborough Realty Trust.......       7,750,000       9,183,750         0.7
INVESTMENT TRUSTS          284,100  Prentiss Properties Trust......       5,999,193       7,937,044         0.6
                           145,000  Starwood Lodging Trust.........       3,875,614       8,391,875         0.6
                                                                     --------------  --------------       -----
                                                                         17,624,807      25,512,669         1.9
------------------------------------------------------------------------------------------------------------------
RESTAURANTS                185,000  +Tricon Global Restaurants,
                                     Inc...........................       6,361,725       5,376,562         0.4
------------------------------------------------------------------------------------------------------------------
RETAIL                     266,350  Rite Aid Corporation...........       8,938,064      15,631,416         1.2
                           140,000  +Safeway, Inc..................       7,765,881       8,855,000         0.7
                           211,000  Sears, Roebuck & Co............       8,083,394       9,547,750         0.7
                           240,000  Wal-Mart Stores, Inc...........       9,908,429       9,465,000         0.7
                                                                     --------------  --------------       -----
                                                                         34,695,768      43,499,166         3.3
------------------------------------------------------------------------------------------------------------------
SOFTWARE                   144,900  +BMC Software, Inc.............       5,686,093       9,490,950         0.7
                           180,500  Computer Associates
                                     International, Inc............       4,936,682       9,543,937         0.7
                            68,000  +Microsoft Corp................       8,164,579       8,784,750         0.7
                                                                     --------------  --------------       -----
                                                                         18,787,354      27,819,637         2.1
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS         561,766  +Tele-Communications, Inc.
                                     (Class A).....................       9,589,134      15,659,227         1.1
                           321,234  +Tele-Communications TCI
                                     Ventures Group................       5,483,350       9,094,938         0.7
                           388,000  +WorldCom, Inc.................       9,728,048      11,737,000         0.9
                                                                     --------------  --------------       -----
                                                                         24,800,532      36,491,165         2.7
------------------------------------------------------------------------------------------------------------------
TRANSPORT SERVICES         271,000  +OMI Corp......................       3,509,962       2,489,812         0.2
------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING           309,000  Carnival Corp. (Class A).......       8,926,288      17,110,875         1.3
------------------------------------------------------------------------------------------------------------------
UTILITIES                  461,100  Edison International, Inc......       8,780,865      12,536,156         0.9
                           232,500  Texas Utilities Company........       9,278,311       9,663,281         0.7
                                                                     --------------  --------------       -----
                                                                         18,059,176      22,199,437         1.6
------------------------------------------------------------------------------------------------------------------
                                    TOTAL US STOCKS & WARRANTS          543,294,261     673,031,286        50.6
------------------------------------------------------------------------------------------------------------------
                                          US CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES US$   3,000,000  General Electric Capital Corp.,
                                     8.75% due 5/21/2007...........       3,373,650       3,527,190         0.3
------------------------------------------------------------------------------------------------------------------
                                    TOTAL US CORPORATE BONDS              3,373,650       3,527,190         0.3
------------------------------------------------------------------------------------------------------------------
COUNTRIES                                 FOREIGN STOCKS+++++
------------------------------------------------------------------------------------------------------------------
ARGENTINA                   62,000  Yacimientos Petroliferos
                                     Fiscales S.A. (ADR) (a)
                                     (23)..........................       1,267,795       2,119,625         0.2
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ARGENTINA        1,267,795       2,119,625         0.2
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                          SHARES                                                         VALUE        PERCENT OF
COUNTRIES                  HELD           FOREIGN STOCKS+++++             COST         (NOTE 1A)      NET ASSETS
------------------------------------------------------------------------------------------------------------------
AUSTRALIA                  363,000  Broken Hill Proprietary Co.,
                                     Ltd. (8)......................  $    4,776,103  $    3,367,460         0.2%
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN AUSTRALIA        4,776,103       3,367,460         0.2
------------------------------------------------------------------------------------------------------------------
BAHAMAS                     31,400  +Sun International Hotels Ltd.
                                     (32)..........................       1,204,528       1,181,425         0.1
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE
                                     BAHAMAS                              1,204,528       1,181,425         0.1
------------------------------------------------------------------------------------------------------------------
BRAZIL                      16,500  Telecomunicacoes Brasileiras
                                     S.A.-Telebras (ADR) (a)
                                     (30)..........................         857,119       1,921,219         0.1
                            37,000  +Uniao de Bancos Brasileiros
                                     S.A. (Unibanco) (GDR) (b)
                                     (3)...........................       1,249,011       1,190,937         0.1
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN BRAZIL           2,106,130       3,112,156         0.2
------------------------------------------------------------------------------------------------------------------
CANADA                     230,000  +Gulf Canada Resources Ltd.
                                     (21)..........................       2,135,596       1,610,000         0.1
                           111,800  +Imax Corporation (11).........       1,784,440       2,403,700         0.2
                            60,000  Magna International Inc.
                                     (Class A) (2).................       2,817,014       3,768,750         0.3
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN CANADA           6,737,050       7,782,450         0.6
------------------------------------------------------------------------------------------------------------------
FINLAND                    130,000  +Amer Group Ltd. (8)...........       2,362,805       2,493,804         0.2
                           101,000  Finnlines OY (7)...............       2,019,754       4,004,773         0.3
                            91,000  Orion-Yhtymae OY (Class B)
                                     (24)..........................       2,552,981       2,340,358         0.2
                           162,000  UPM-Kymmene OY (22)............       3,368,121       3,229,592         0.2
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FINLAND         10,303,661      12,068,527         0.9
------------------------------------------------------------------------------------------------------------------
FRANCE                      35,300  +SGS-Thompson Microelectronics
                                     N.V. (NY Registered Shares)
                                     (29)..........................       1,348,823       2,155,506         0.2
                            79,800  Scor S.A. (27).................       3,078,175       3,815,657         0.3
                            43,000  Thomson CSF (9)................       1,351,200       1,355,225         0.1
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN FRANCE           5,778,198       7,326,388         0.6
------------------------------------------------------------------------------------------------------------------
GERMANY                     35,000  Bayerische Vereinsbank AG (3)..       2,111,030       2,290,138         0.2
                            14,000  Henkel KGaA (6)................         622,324         786,080         0.0
                            59,000  Henkel KGaA (Preferred) (6)....       2,514,746       3,722,760         0.3
                             7,900  Mannesmann AG (17).............       2,758,040       3,992,161         0.3
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN GERMANY          8,006,140      10,791,139         0.8
------------------------------------------------------------------------------------------------------------------
INDONESIA                  124,700  PT Indonesian Satellite Corp.
                                     (ADR) (a) (30)................       4,497,647       2,408,269         0.2
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN INDONESIA        4,497,647       2,408,269         0.2
------------------------------------------------------------------------------------------------------------------
ITALY                      450,000  Arnoldo Mondadori Editore
                                     S.p.A. (25)...................       3,797,870       3,535,496         0.2
                           306,100  Danieli & Co. Officine
                                     Meccaniche S.p.A. (17)........       1,203,809       1,100,382         0.1
                            92,000  Gucci Group N.V. (NY Registered
                                     Shares) (1)...................       6,457,732       3,852,500         0.3
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN ITALY           11,459,411       8,488,378         0.6
------------------------------------------------------------------------------------------------------------------
JAPAN                       71,000  Amway Japan Ltd. (18)..........       2,723,787       1,362,764         0.1
                           147,000  Bridgestone Corporation (31)...       2,560,492       3,193,935         0.2
                           128,000  Matsushita Electric Industrial
                                     Co., Ltd. (9).................       2,027,385       1,877,006         0.1
                           235,000  Matsushita Electric Works, Ltd.
                                     (5)...........................       2,674,886       2,038,772         0.2
                            29,000  Rohm Co., Ltd. (9).............       1,624,819       2,961,228         0.2
                            38,000  Sony Corporation (9)...........       2,808,187       3,384,261         0.3
                           174,000  Tokio Marine and Fire Insurance
                                     Co., Ltd. (14)................       1,654,407       1,977,121         0.2
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN JAPAN           16,073,963      16,795,087         1.3
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                          SHARES                                                         VALUE        PERCENT OF
COUNTRIES                  HELD           FOREIGN STOCKS+++++             COST         (NOTE 1A)      NET ASSETS
------------------------------------------------------------------------------------------------------------------
MEXICO                     129,100  Grupo Carso, S.A. de C.V.
                                     (ADR) (a) (20)................  $    1,178,898  $    1,710,575         0.1%
                            96,500  +Grupo Financiero Bancomer,
                                     S.A. de C.V. (ADR) (a) (12)...       1,377,402       1,206,250         0.1
                            52,500  Panamerican Beverages, Inc.
                                    (Class A) (4)..................       1,036,269       1,712,812         0.1
                            33,750  Telefonos de Mexico, S.A. de
                                     C.V. (Telmex) (ADR) (a)
                                     (30)..........................       1,351,764       1,892,109         0.2
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN MEXICO           4,944,333       6,521,746         0.5
------------------------------------------------------------------------------------------------------------------
NETHERLANDS                 37,000  Royal Dutch Petroleum Co. (NY
                                     Registered Shares) (21).......       2,020,966       2,004,937         0.1
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE
                                    NETHERLANDS                           2,020,966       2,004,937         0.1
------------------------------------------------------------------------------------------------------------------
NORWAY                     469,000  Color Line ASA (7).............       1,829,151       1,816,347         0.1
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN NORWAY           1,829,151       1,816,347         0.1
------------------------------------------------------------------------------------------------------------------
PHILIPPINES                850,000  San Miguel Corp. (Class B)
                                     (4)...........................       2,515,659       1,051,875         0.1
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE
                                    PHILIPPINES                           2,515,659       1,051,875         0.1
------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA               127,500  De Beers Consolidated Mines
                                     Ltd. (ADR) (a) (19)...........       4,249,507       2,605,781         0.2
                           302,800  Sasol Ltd. (8).................       3,569,892       3,174,918         0.2
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN
                                    SOUTH AFRICA                          7,819,399       5,780,699         0.4
------------------------------------------------------------------------------------------------------------------
SOUTH KOREA                158,900  +Hyundai Engineering &
                                     Construction Co., Ltd.
                                     (GDR) (b) (10)++..............       2,039,265         139,037         0.0
                             3,102  +Hyundai Engineering &
                                     Construction Co., Ltd. (New
                                     Shares) (GDR) (b) (10)++......          39,823           2,714         0.0
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN
                                    SOUTH KOREA                           2,079,088         141,751         0.0
------------------------------------------------------------------------------------------------------------------
SPAIN                       81,800  Repsol S.A. (ADR) (a) (23).....       3,016,794       3,481,612         0.3
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SPAIN            3,016,794       3,481,612         0.3
------------------------------------------------------------------------------------------------------------------
SWEDEN                     161,200  Bure Investment AB (15)........       1,454,626       2,121,721         0.2
                           117,200  +Castellum AB (26).............         786,225       1,166,169         0.1
                           266,000  +Nordbanken Holding AB (3).....       1,441,274       1,504,301         0.1
                           161,000  Perstorp AB
                                     (Class B) (6).................       3,015,682       2,879,526         0.2
                           121,500  Sparbanken Sverige AB (Class A)
                                     (3)...........................       1,566,053       2,762,233         0.2
                            68,000  Spectra-Physics AB
                                     (Class A) (16)................       2,074,676       1,288,998         0.1
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SWEDEN          10,338,536      11,722,948         0.9
------------------------------------------------------------------------------------------------------------------
SWITZERLAND                  2,460  Novartis AG (Registered
                                     Shares) (24)..................       2,136,289       3,994,656         0.3
                               400  Roche Holding AG (24)..........       3,360,098       3,975,334         0.3
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN
                                    SWITZERLAND                           5,496,387       7,969,990         0.6
------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM             372,400  Diageo PLC (4).................       2,574,340       3,422,277         0.2
                           266,000  Dixons Group PLC (28)..........       2,801,047       2,669,490         0.2
                           235,800  Imperial Chemical Industries
                                     PLC (6).......................       3,164,839       3,683,237         0.3
                         1,377,900  LucasVarity PLC (2)............       4,851,875       4,865,882         0.4
                           335,000  Rio Tinto PLC (19).............       4,999,987       4,121,279         0.3
------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN THE UNITED
                                    KINGDOM                              18,392,088      18,762,165         1.4
------------------------------------------------------------------------------------------------------------------
                                    TOTAL FOREIGN STOCKS                130,663,027     134,694,974        10.1
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1997  (Continued)
--------------------------------------------------------------------------------

                                 FACE                                                              VALUE        PERCENT OF
COUNTRIES                       AMOUNT             FOREIGN BONDS+++++               COST         (NOTE 1A)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
CANADA           C$             11,200,000  Canadian Government Bonds, 7% due  $    8,511,722  $    8,578,241         0.6%
                                             12/01/2006 (13).................
----------------------------------------------------------------------------------------------------------------------------
DENMARK          Dkr            20,000,000  Government of Denmark, 7% due           3,195,204       3,207,894         0.2
                                             11/15/2007 (13).................
----------------------------------------------------------------------------------------------------------------------------
FRANCE           Frf            20,800,000  French Government Bonds, 5.50%          3,424,726       3,497,192         0.3
                                             due 10/25/2007 (13).............
----------------------------------------------------------------------------------------------------------------------------
GERMANY          DM             33,000,000  Bundesrepublik Deutschland, 6%         19,300,518      19,235,324         1.5
                                             due 7/04/2007 (13)..............
----------------------------------------------------------------------------------------------------------------------------
ITALY            Lit         5,450,000,000  Buoni Poliennali del Tesoro             3,861,100       3,562,585         0.3
                                             (Italian Government Bonds),
                                             8.50% due 1/01/2004 (13)........
----------------------------------------------------------------------------------------------------------------------------
SWEDEN           Skr            49,400,000  Government of Sweden, 8% due            7,207,737       7,122,137         0.5
                                             8/15/2007 (13)..................
----------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM   L               3,550,000  UK Treasury Gilt, 7.25% due             5,875,988       6,237,214         0.5
                                             12/07/2007 (13).................
----------------------------------------------------------------------------------------------------------------------------
                                            TOTAL FOREIGN BONDS                    51,376,995      51,440,587         3.9
----------------------------------------------------------------------------------------------------------------------------
                                                   US GOVERNMENT & AGENCY OBLIGATIONS
----------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT               US$  5,786,201  Federal National Mortgage               5,728,339       5,755,013         0.4
AGENCY                          12,849,791  Association+++:                        12,719,285      12,762,027         1.0
OBLIGATIONS                      7,297,226      6% due 11/01/2000............       7,210,572       7,245,197         0.5
                                                6% due 6/01/2001.............
                                                6% due 2/01/2004.............
                                                                               --------------  --------------       -----
                                                                                   25,658,196      25,762,237         1.9
----------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT                  117,500,000  US Treasury Bonds, 6.625% due         114,362,578     127,560,350         9.6
OBLIGATIONS                      3,000,000   2/15/2027.......................       2,973,516       2,998,110         0.2
                                92,000,000  US Treasury Notes:                     92,107,188      92,445,280         7.0
                                50,000,000      5% due 1/31/1998.............      50,335,938      51,461,000         3.9
                                34,000,000      6% due 8/15/1999.............      33,836,563      35,083,580         2.6
                                17,750,000      6.50% due 5/31/2002..........      17,950,742      18,787,310         1.4
                                                6.25% due 2/15/2007..........
                                                6.625% due 5/15/2007.........
                                                                               --------------  --------------       -----
                                                                                  311,566,525     328,335,630        24.7
----------------------------------------------------------------------------------------------------------------------------
                                            TOTAL US GOVERNMENT & AGENCY
                                            OBLIGATIONS                           337,224,721     354,097,867        26.6
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Multiple Strategy Portfolio
Schedule of Investments as of December 31, 1997  (Concluded)
--------------------------------------------------------------------------------

                                 FACE                                                              VALUE        PERCENT OF
                                AMOUNT            SHORT-TERM SECURITIES             COST         (NOTE 1A)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL       US$            58,919,000  General Motors Acceptance Corp.,
PAPER*                                       6.75% due 1/02/1998.............  $   58,907,953  $   58,907,953         4.4%
----------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT                   27,000,000  Federal Home Loan Mortgage Corp.,
AGENCY                                       5.75% due 1/06/1998.............      26,978,437      26,978,437         2.1
OBLIGATIONS*                    20,000,000  Federal National Mortgage              19,987,178      19,987,178         1.5
                                             Association, 5.77% due
                                             1/05/1998.......................
                                                                               --------------  --------------       -----
                                                                                   46,965,615      46,965,615         3.6
----------------------------------------------------------------------------------------------------------------------------
                                            TOTAL SHORT-TERM SECURITIES           105,873,568     105,873,568         8.0
----------------------------------------------------------------------------------------------------------------------------
                                            TOTAL INVESTMENTS................  $1,171,806,222   1,322,665,472        99.5
                                                                               --------------
                                                                               --------------
                                            UNREALIZED DEPRECIATION ON
                                            FORWARD FOREIGN EXCHANGE
                                            CONTRACTS++++....................                         (35,645)        0.0
                                            OTHER ASSETS LESS LIABILITIES....                       6,901,177         0.5
                                                                                               --------------       -----
                                            NET ASSETS.......................                  $1,329,531,004       100.0%
                                                                                               --------------       -----
                                                                                               --------------       -----
----------------------------------------------------------------------------------------------------------------------------

   * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

 (a) American Depositary Receipts (ADR).

 (b) Global Depositary Receipts (GDR).

 (c) Warrants entitle the Portfolio to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

 (d) Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.

   + Non-income producing security.

  ++ The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

 +++ Subject to principal paydowns.

++++ Forward foreign exchange contracts as of December 31, 1997 were as follows:

--------------------------------------------------------
                                            UNREALIZED
                                           APPRECIATION
FOREIGN                     EXPIRATION    (DEPRECIATION)
CURRENCY SOLD                  DATE         (NOTE 1F)
--------------------------------------------------------
A$             5,000,000   January 1998     $   43,325
C$            24,000,000    March 1998         102,583
Y          2,100,000,000   January 1998         76,202
L              9,850,000   January 1998       (257,755)
--------------------------------------------------------

TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS -- NET (US$ COMMITMENT-$52,345,580)                                              $  (35,645)
                                                                                                  --------------
                                                                                                  --------------
----------------------------------------------------------------------------------------------------------------

+++++ Corresponding industry groups for foreign stocks and bonds:

 (1) Apparel                             (11) Entertainment                 (21) Oil-Integrated
 (2) Auto-Parts                          (12) Financial Services            (22) Paper & Forest Products
 (3) Banking                             (13) Government (Bonds)            (23) Petroleum
 (4) Beverages                           (14) Insurance                     (24) Pharmaceuticals
 (5) Building Products                   (15) Investment Management         (25) Publishing
 (6) Chemicals                           (16) Laser Components              (26) Real Estate
 (7) Cruise Lines                        (17) Machinery & Equipment         (27) Reinsurance
 (8) Diversified                         (18) Merchandising                 (28) Retail
 (9) Electronics                         (19) Mining                        (29) Semiconductors
(10) Engineering & Construction          (20) Multi-Industry                (30) Telecommunications
                                                                            (31) Tires & Rubber
                                                                            (32) Hotels & Casinos

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Natural Resources Portfolio
Schedule of Investments as of December 31, 1997
--------------------------------------------------------------------------------

                         SHARES                                                          VALUE (NOTE   PERCENT OF
INDUSTRIES                HELD                    STOCKS                      COST           1A)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
ALUMINUM                    6,100  +Alumax, Inc.........................  $     214,289  $   207,400         1.2%
                            2,100  Aluminum Co. of America..............        115,567      147,788         0.9
                            3,600  Pechiney, S.A........................        143,626      142,110         0.8
                                                                          -------------  -----------       -----
                                                                                473,482      497,298         2.9
-------------------------------------------------------------------------------------------------------------------
CHEMICALS                   1,800  Air Products & Chemicals, Inc........        102,951      148,050         0.9
                            3,100  BASF AG..............................         77,701      109,865         0.6
                            1,000  Dow Chemical Co......................         68,909      101,500         0.6
                            4,000  duPont (E.I.) de Nemours & Co........        129,005      240,250         1.4
                                                                          -------------  -----------       -----
                                                                                378,566      599,665         3.5
-------------------------------------------------------------------------------------------------------------------
DIAMONDS                    8,600  +Aber Resources, Ltd.................        141,731       90,741         0.5
                           14,000  +SouthernEra Resources Ltd...........         86,682      139,892         0.8
                                                                          -------------  -----------       -----
                                                                                228,413      230,633         1.3
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED RESOURCES      10,000  Asahi Glass Co., Ltd.................        120,000       47,601         0.3
COMPANIES                   3,300  Ashland Inc..........................        139,803      177,169         1.0
                            2,700  Coastal Corp.........................         78,702      167,231         1.0
                           10,800  Norcen Energy Resources, Ltd.........         87,553      123,765         0.7
                           44,500  North Ltd............................        166,919      117,095         0.7
                           27,400  RGC Ltd..............................        108,532       41,740         0.2
                                                                          -------------  -----------       -----
                                                                                701,509      674,601         3.9
-------------------------------------------------------------------------------------------------------------------
GOLD                      117,000  +Acacia Resources Ltd................        196,599      106,634         0.6
                           16,900  +Amax Gold, Inc......................         99,076       39,081         0.2
                            9,700  Ashanti Goldfields Co. Ltd.
                                    (GDR)**.............................        237,979       79,540         0.5
                           12,500  Cambior, Inc.........................        170,092       73,807         0.4
                           13,500  +Casmyn Corp.........................        124,286       23,625         0.1
                          125,000  Delta Gold N.L.......................        225,322      131,502         0.8
                           15,500  Driefontein Consolidated Ltd.........        239,913      105,160         0.6
                            3,800  Freeport-McMoRan Copper & Gold, Inc.
                                    (Class B)...........................        130,928       59,850         0.3
                            9,900  +Getchell Gold Corp..................        394,741      237,600         1.4
                          102,000  Great Central Mines N.L..............        282,869      109,563         0.6
                           44,900  +Miramar Mining Corp.................        225,975       89,417         0.5
                            9,013  Newmont Mining Corp..................        363,410      264,757         1.5
                          108,000  Normandy Mining Ltd..................        122,071      104,759         0.6
                           27,000  Placer Dome, Inc.....................        618,688      342,563         2.0
                           13,100  Prime Resource Group, Inc............        128,069       86,961         0.5
                          128,000  Resolute Ltd.........................        267,743       93,327         0.5
                           14,200  +Sutton Resources Ltd................        127,816       95,752         0.6
                           17,300  +TVX Gold, Inc.......................        138,365       58,388         0.3
                           57,166  +William Resources Inc...............        100,312       13,981         0.1
                                                                          -------------  -----------       -----
                                                                              4,194,254    2,116,267        12.1
-------------------------------------------------------------------------------------------------------------------
METALS & MINING             3,600  ASARCO, Inc..........................         93,631       80,775         0.5
                          170,000  +Centaur Mining & Exploration Ltd....        256,033       59,762         0.3
                            9,100  Falconbridge Ltd.....................        201,777      115,729         0.7
                            2,800  Inco Ltd.............................         92,526       47,600         0.3
                           34,200  Industrias Penoles, S.A. de C.V......        148,340      154,914         0.9
                          278,000  M.I.M. Holdings Ltd..................        543,339      170,119         1.0
                           17,188  Minsur S.A...........................         55,784       36,723         0.2
                           23,000  Mitsubishi Materials Corp............        113,395       37,083         0.2
                            9,300  Noranda, Inc.........................        167,291      159,863         0.9
                            9,500  Outokumpu OYJ........................        175,414      112,483         0.6
                            5,400  P.T. Tambang Timah (GDR)** (a).......         66,782       58,050         0.3
                           33,600  Pasminco Ltd.........................         52,120       38,498         0.2
                            1,900  Phelps Dodge Corp....................        138,934      118,275         0.7
                           61,000  QNI Ltd..............................        122,703       40,505         0.2
                            3,100  Rio Algom Ltd........................         60,087       52,313         0.3
                           23,900  Rio Tinto PLC........................        312,197      294,026         1.7
                          205,000  Savage Resources Ltd.................        158,284       96,088         0.6
                           20,500  Savage Resources Ltd. (Warrants)
                                    (b).................................          2,720          467         0.0

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Natural Resources Portfolio
Schedule of Investments as of December 31, 1997  (Continued)

--------------------------------------------------------------------------------
                         SHARES                                                          VALUE (NOTE   PERCENT OF
INDUSTRIES                 HELD                   STOCKS                      COST           1A)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
METALS & MINING            13,000  Sumitomo Metal Mining Co., Ltd.......  $     108,254  $    42,917         0.3%
(CONCLUDED)                 7,400  Trelleborg `B' Fria..................         93,589       93,205         0.5
                           80,600  WMC Ltd..............................        467,844      280,718         1.6
                                                                          -------------  -----------       -----
                                                                              3,431,044    2,090,113        12.0
-------------------------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS         9,900  Apache Corp..........................        264,664      347,119         2.0
                            7,700  +Baytex Energy Ltd. (Class A)........        108,911       80,707         0.5
                            8,400  +Benton Oil & Gas Corp...............        128,100      108,675         0.6
                            2,440  Burlington Resources, Inc............         63,423      109,343         0.6
                           12,000  +Chauvco Resources International
                                    Ltd.................................          5,441       10,062         0.1
                            5,600  +Chieftain International, Inc........        126,099      119,000         0.7
                           19,300  +EEX Corp............................        187,297      174,906         1.0
                           22,400  Enterprise Oil PLC...................        149,053      213,394         1.2
                           40,800  +Gulf Canada Resources Ltd.
                                    (Ordinary)..........................        305,195      285,600         1.6
                            3,900  +Houston Exploration Co..............         89,295       71,662         0.4
                            7,000  Mitchell Energy & Development Corp.
                                    (Class B)...........................        122,020      203,875         1.2
                           15,000  +Northrock Resources Ltd.............        119,611      233,212         1.3
                           10,300  +Oryx Energy Co......................        171,762      262,650         1.5
                            4,200  PanCanadian Petroleum Ltd............         79,720       67,501         0.4
                            5,925  Pioneer Natural Resources Co.........        159,234      171,455         1.0
                           26,400  Ranger Oil Ltd.......................        178,376      181,500         1.1
                            4,800  Sonat, Inc...........................        210,335      219,600         1.3
                                                                          -------------  -----------       -----
                                                                              2,468,536    2,860,261        16.5
-------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED              4,300  Amerada Hess Corp....................        230,276      235,962         1.3
                            2,600  Amoco Corp...........................        143,530      221,325         1.3
                            7,400  British Petroleum Co. PLC (ADR)*.....        282,347      589,687         3.4
                            6,700  ENI S.p.A. (ADR)*....................        313,225      382,319         2.2
                            5,000  Elf Aquitaine S.A. (ADR)*............        183,332      293,125         1.7
                            1,200  OMV AG...............................        128,441      166,284         1.0
                           14,600  Petro-Canada.........................        159,357      268,275         1.5
                            4,300  Total, S.A. (Class B)................        269,000      467,935         2.7
                            5,100  YPF Sociedad Anonima S.A. (ADR)*.....        124,901      174,356         1.0
                                                                          -------------  -----------       -----
                                                                              1,834,409    2,799,268        16.1
-------------------------------------------------------------------------------------------------------------------
OIL SERVICES                5,700  Coflexip Stena Offshore, Inc.
                                    (ADR)*..............................        117,182      316,350         1.8
                            5,200  McDermott International, Inc.........        195,841      190,450         1.1
                            4,400  +Petroleum Geo-Services ASA (ADR)*...        131,275      284,900         1.6
                            2,300  Schlumberger Ltd.....................         74,818      185,150         1.1
                            5,300  Smedvig ASA (ADR)*...................        112,625      111,300         0.6
                            1,600  +Stolt Comex Seaway, S.A.............         96,800       77,600         0.5
                            7,800  +TransCoastal Marine Services,
                                    Inc.................................        148,395      107,250         0.6
                            5,400  Transocean Offshore, Inc.............        167,054      260,212         1.5
                                                                          -------------  -----------       -----
                                                                              1,043,990    1,533,212         8.8
-------------------------------------------------------------------------------------------------------------------
PAPER & PULP                5,400  Aracruz Celulose S.A. (ADR)*.........         86,629       77,625         0.5
                           21,000  Avenor, Inc..........................        410,812      299,350         1.7
                            2,700  Champion International Corp..........        140,847      122,344         0.7
                            1,800  Georgia-Pacific Corp.................        101,736      109,350         0.6
                            1,800  +Georgia-Pacific Timber Group
                                    Corp................................         42,390       40,837         0.2
                            3,200  International Paper Co...............        107,512      138,000         0.8
                           16,400  Metsa Serla OY `B'...................        141,828      127,949         0.8
                            3,900  Mo Och Domsjo AB Co..................         89,671      100,699         0.6
                           27,000  Slocan Forest Products Ltd...........        272,565      144,330         0.8
                            7,500  Stone Container Corp.................         92,300       78,281         0.5
                            5,800  Weyerhaeuser Co......................        247,621      284,562         1.6
                            5,000  Willamette Industries, Inc...........        127,062      160,937         0.9
                                                                          -------------  -----------       -----
                                                                              1,860,973    1,684,264         9.7
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Natural Resources Portfolio
Schedule of Investments as of December 31, 1997  (Concluded)
--------------------------------------------------------------------------------

                         SHARES                                                          VALUE (NOTE   PERCENT OF
INDUSTRIES                 HELD                   STOCKS                      COST           1A)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
PLANTATIONS                73,000  Golden Hope Plantations BHD..........  $     131,880  $    84,556         0.5%
                           70,000  Kuala Lumpur Kepong BHD..............        111,705      150,450         0.9
                                                                          -------------  -----------       -----
                                                                                243,585      235,006         1.4
-------------------------------------------------------------------------------------------------------------------
REFINING                    6,800  Sun Co., Inc.........................        186,935      286,025         1.7
                            3,245  Ultramar Diamond Shamrock Corp.......        149,467      103,434         0.6
                                                                          -------------  -----------       -----
                                                                                336,402      389,459         2.3
-------------------------------------------------------------------------------------------------------------------
STEEL                      66,000  British Steel PLC....................        174,814      141,469         0.8
                            2,500  Koninklijke Nederlandsche Hoogovens
                                    en Staalfabrienken N.V..............         95,875      102,461         0.6
                           83,000  Nippon Steel Corp....................        281,181      122,987         0.7
                           56,000  Sumitomo Metal Industries, Ltd.......        170,252       71,800         0.4
                                                                          -------------  -----------       -----
                                                                                722,122      438,717         2.5
-------------------------------------------------------------------------------------------------------------------
WOOD                        6,600  Louisiana-Pacific Corp...............        155,496      125,400         0.7
                           13,900  Riverside Forest Products Ltd........        183,006      109,269         0.7
                                                                          -------------  -----------       -----
                                                                                338,502      234,669         1.4
-------------------------------------------------------------------------------------------------------------------
                                   TOTAL STOCKS                              18,255,787   16,383,433        94.4
-------------------------------------------------------------------------------------------------------------------
                          FACE
                         AMOUNT            SHORT-TERM SECURITIES
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL              $ 789,000  General Motors Acceptance Corp.,
PAPER***                            6.75% due 1/02/1998.................        788,704      788,704         4.6
-------------------------------------------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM SECURITIES                  788,704      788,704         4.6
-------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS....................  $  19,044,491   17,172,137        99.0
                                                                          -------------
                                                                          -------------
                                   OTHER ASSETS LESS LIABILITIES........                     179,802         1.0
                                                                                         -----------       -----
                                   NET ASSETS...........................                 $17,351,939       100.0%
                                                                                         -----------       -----
                                                                                         -----------       -----
-------------------------------------------------------------------------------------------------------------------

  + Non-income producing security.
  * American Depositary Receipts (ADR).
 ** Global Depositary Receipts (GDR).
*** Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of the purchase by the Portfolio.
 (a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
 (b) Warrants entitle the Portfolio to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

See Notes to Financial Statements.

40                                      52

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Statements of Assets and Liabilities as of December 31, 1997
--------------------------------------------------------------------------------

                                                     CAPITAL          GLOBAL
                                   BALANCED           STOCK          STRATEGY
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------
ASSETS:
Investments, at value* (Note
  1a).........................   $ 107,747,276    $ 335,962,996    $ 247,363,367
Unrealized appreciation on
  forward foreign exchange
  contracts (Note 1f).........              --            5,290               --
Cash..........................             713               99           16,168
Foreign cash (Note 1g)........              --           34,257           69,516
Interest receivable...........         601,019               --        1,680,637
Receivable for capital shares
  sold........................           5,407          208,954           71,173
Dividends receivable..........          64,919          398,731          235,757
Receivable for securities
  sold........................              --               --               --
Receivable from investment
  adviser (Note 2)............              --               --               --
Receivable for loaned
  securities (Note 7).........              --               --               --
Prepaid expenses and other
  assets (Note 1e)............           5,054           13,073            9,959
                                 -------------    -------------    -------------
  Total assets................     108,424,388      336,623,400      249,446,577
                                 -------------    -------------    -------------
LIABILITIES:
Unrealized depreciation on
  forward foreign exchange
  contracts (Note 1f).........              --               --           35,680
Payable for securities
  purchased...................          34,841          511,352          122,418
Payable for capital shares
  redeemed....................           8,899              432          144,958
Payable for forward foreign
  exchange contracts (Note
  1f).........................              --          136,372          433,361
Payable to investment adviser
  (Note 2)....................          31,546           97,184           73,065
Payable for dividends to
  shareholders (Note 1h)......              --               --               --
Accrued expenses and other
  liabilities.................          25,084           75,625          132,445
                                 -------------    -------------    -------------
  Total liabilities...........         100,370          820,965          941,927
                                 -------------    -------------    -------------
NET ASSETS....................   $ 108,324,018    $ 335,802,435    $ 248,504,650
                                 -------------    -------------    -------------
                                 -------------    -------------    -------------
NET ASSETS CONSIST OF:
Common Stock, $0.10 par
  value+......................   $     686,648    $   1,253,253    $   1,424,695
Paid-in capital in excess of
  par.........................      85,718,430      236,230,841      197,805,534
Undistributed investment
  income -- net...............       3,524,791        6,263,968        9,377,194
Undistributed (accumulated)
  realized capital gains
  (losses) on investments and
  foreign currency
  transactions -- net (Note
  5)..........................       6,831,437       36,235,843       27,330,077
Unrealized appreciation
  (depreciation) on
  investments and foreign
  currency transactions --
  net.........................      11,562,712       55,818,530       12,567,150
                                 -------------    -------------    -------------
NET ASSETS....................   $ 108,324,018    $ 335,802,435    $ 248,504,650
                                 -------------    -------------    -------------
                                 -------------    -------------    -------------
Capital shares outstanding....       6,866,481       12,532,532       14,246,948
                                 -------------    -------------    -------------
                                 -------------    -------------    -------------
Net asset value, offering and
  redemption price per
  share.......................   $       15.78    $       26.79    $       17.44
                                 -------------    -------------    -------------
                                 -------------    -------------    -------------
*Identified cost..............   $  96,184,564    $ 280,146,887    $ 234,732,190
                                 -------------    -------------    -------------
                                 -------------    -------------    -------------
+Authorized shares............     100,000,000      100,000,000      100,000,000
                                 -------------    -------------    -------------
                                 -------------    -------------    -------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   INTERMEDIATE       LONG TERM
                                    GROWTH            HIGH          GOVERNMENT        CORPORATE          MONEY
                                     STOCK            YIELD            BOND             BOND            RESERVE
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value* (Note
  1a).........................   $ 332,549,050    $ 142,720,966    $ 219,913,433    $ 122,713,156    $  531,757,850
Unrealized appreciation on
  forward foreign exchange
  contracts (Note 1f).........              --               --               --               --                --
Cash..........................             286              494               22              280            21,517
Foreign cash (Note 1g)........              --               --               --               --                --
Interest receivable...........              --        2,230,991        3,933,201        2,080,987         3,839,264
Receivable for capital shares
  sold........................         339,818          186,775           43,684           26,539         1,318,387
Dividends receivable..........         274,871               --               --               --                --
Receivable for securities
  sold........................              --               --               --               --                --
Receivable from investment
  adviser (Note 2)............              --               --               --               --                --
Receivable for loaned
  securities (Note 7).........              --               --              408              741                --
Prepaid expenses and other
  assets (Note 1e)............          12,174            6,133           10,553            5,848             8,808
                                 -------------    -------------    -------------    -------------    --------------
  Total assets................     333,176,199      145,145,359      223,901,301      124,827,551       536,945,826
                                 -------------    -------------    -------------    -------------    --------------
LIABILITIES:
Unrealized depreciation on
  forward foreign exchange
  contracts (Note 1f).........              --               --               --               --                --
Payable for securities
  purchased...................              --               --        1,579,949               --         9,676,622
Payable for capital shares
  redeemed....................             401        1,306,641            1,910           16,936         1,311,267
Payable for forward foreign
  exchange contracts (Note
  1f).........................              --               --               --               --                --
Payable to investment adviser
  (Note 2)....................          97,593           41,787           65,120           36,704           149,794
Payable for dividends to
  shareholders (Note 1h)......              --               --               --               --               681
Accrued expenses and other
  liabilities.................          55,176           32,553           42,787           27,813            90,101
                                 -------------    -------------    -------------    -------------    --------------
  Total liabilities...........         153,170        1,380,981        1,689,766           81,453        11,228,465
                                 -------------    -------------    -------------    -------------    --------------
NET ASSETS....................   $ 333,023,029    $ 143,764,378    $ 222,211,535    $ 124,746,098    $  525,717,361
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
NET ASSETS CONSIST OF:
Common Stock, $0.10 par
  value+......................   $   1,014,644    $   1,564,257    $   2,005,038    $   1,064,347    $   52,570,783
Paid-in capital in excess of
  par.........................     214,452,646      144,770,702      223,698,166      121,917,031       473,137,046
Undistributed investment
  income -- net...............       2,482,094        1,154,388        1,285,094          812,664                --
Undistributed (accumulated)
  realized capital gains
  (losses) on investments and
  foreign currency
  transactions -- net (Note
  5)..........................      61,562,594       (3,599,468)      (9,029,713)      (1,640,033)               --
Unrealized appreciation
  (depreciation) on
  investments and foreign
  currency transactions --
  net.........................      53,511,051         (125,501)       4,252,950        2,592,089             9,532
                                 -------------    -------------    -------------    -------------    --------------
NET ASSETS....................   $ 333,023,029    $ 143,764,378    $ 222,211,535    $ 124,746,098    $  525,717,361
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
Capital shares outstanding....      10,146,437       15,642,567       20,050,384       10,643,469       525,707,829
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
Net asset value, offering and
  redemption price per
  share.......................   $       32.82    $        9.19    $       11.08    $       11.72    $         1.00
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
*Identified cost..............   $ 279,037,999    $ 142,846,467    $ 215,660,483    $ 120,121,067    $  531,748,318
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------
+Authorized shares............     100,000,000      100,000,000      100,000,000      100,000,000     2,000,000,000
                                 -------------    -------------    -------------    -------------    --------------
                                 -------------    -------------    -------------    -------------    --------------

                                   MULTIPLE          NATURAL
                                   STRATEGY         RESOURCES
                                   PORTFOLIO        PORTFOLIO
------------------------------
ASSETS:
Investments, at value* (Note
  1a).........................  $ 1,322,665,472    $ 17,172,137
Unrealized appreciation on
  forward foreign exchange
  contracts (Note 1f).........               --              --
Cash..........................              722             656
Foreign cash (Note 1g)........          121,460              --
Interest receivable...........        7,701,230              --
Receivable for capital shares
  sold........................          162,617              --
Dividends receivable..........        1,052,557          23,882
Receivable for securities
  sold........................               --         334,291
Receivable from investment
  adviser (Note 2)............               --           6,980
Receivable for loaned
  securities (Note 7).........               --              --
Prepaid expenses and other
  assets (Note 1e)............           53,102             794
                                ---------------    ------------
  Total assets................    1,331,757,160      17,538,740
                                ---------------    ------------
LIABILITIES:
Unrealized depreciation on
  forward foreign exchange
  contracts (Note 1f).........           35,645              --
Payable for securities
  purchased...................          555,000         164,675
Payable for capital shares
  redeemed....................          227,347           4,808
Payable for forward foreign
  exchange contracts (Note
  1f).........................          745,503              --
Payable to investment adviser
  (Note 2)....................          388,033              --
Payable for dividends to
  shareholders (Note 1h)......               --              --
Accrued expenses and other
  liabilities.................          274,628          17,318
                                ---------------    ------------
  Total liabilities...........        2,226,156         186,801
                                ---------------    ------------
NET ASSETS....................  $ 1,329,531,004    $ 17,351,939
                                ---------------    ------------
                                ---------------    ------------
NET ASSETS CONSIST OF:
Common Stock, $0.10 par
  value+......................  $     7,010,254    $    213,783
Paid-in capital in excess of
  par.........................      992,195,281      20,544,481
Undistributed investment
  income -- net...............       39,812,711         339,424
Undistributed (accumulated)
  realized capital gains
  (losses) on investments and
  foreign currency
  transactions -- net (Note
  5)..........................      139,724,425      (1,873,044)
Unrealized appreciation
  (depreciation) on
  investments and foreign
  currency transactions --
  net.........................      150,788,333      (1,872,705)
                                ---------------    ------------
NET ASSETS....................  $ 1,329,531,004    $ 17,351,939
                                ---------------    ------------
                                ---------------    ------------
Capital shares outstanding....       70,102,544       2,137,834
                                ---------------    ------------
                                ---------------    ------------
Net asset value, offering and
  redemption price per
  share.......................  $         18.97    $       8.12
                                ---------------    ------------
                                ---------------    ------------
*Identified cost..............  $ 1,171,806,222    $ 19,044,491
                                ---------------    ------------
                                ---------------    ------------
+Authorized shares............      300,000,000     100,000,000
                                ---------------    ------------
                                ---------------    ------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Statements of Operations for the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                                   CAPITAL          GLOBAL
                                   BALANCED         STOCK          STRATEGY
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------
INVESTMENT INCOME (NOTES 1C &
  1D):
Interest and discount
  earned*.....................   $  3,255,480    $    780,567    $  4,228,618
Dividends*....................        670,385       4,740,233       3,736,314
Other income..................             --              --              --
                                 ------------    ------------    ------------
Total income..................      3,925,865       5,520,800       7,964,932
                                 ------------    ------------    ------------
EXPENSES:
Investment advisory fees (Note
  2)..........................        338,129       1,059,444         831,747
Custodian fees................         22,885          87,252         201,882
Professional fees.............          8,071          15,804          13,832
Printing and shareholder
  reports.....................          1,724           8,466           5,143
Accounting services (Note
  2)..........................         20,109          59,115          46,074
Pricing services..............            360          10,801           6,740
Transfer agent fees (Note
  2)..........................          5,007           5,014           5,010
Directors' fees and
  expenses....................            770           1,445           1,983
Registration fees (Note 1e)...          1,292              --              --
Interest expense..............             --              --              --
Other.........................          2,725          10,690          18,098
                                 ------------    ------------    ------------
Total expenses before
  reimbursement...............        401,072       1,258,031       1,130,509
Reimbursement of expenses
  (Note 2)....................             --              --              --
                                 ------------    ------------    ------------
Expenses after
  reimbursement...............        401,072       1,258,031       1,130,509
                                 ------------    ------------    ------------
Investment income -- net......      3,524,793       4,262,769       6,834,423
                                 ------------    ------------    ------------
REALIZED & UNREALIZED GAIN
  (LOSS) ON INVESTMENTS &
  FOREIGN CURRENCY
  TRANSACTIONS -- NET (NOTES
  1D, 1F, 1G & 3):
Realized gain on investments
  -- net......................      6,863,677      36,429,868      27,348,113
Realized gain (loss) on
  foreign currency
  transactions -- net.........             --       1,669,308       2,105,174
Change in unrealized
  appreciation/depreciation on
  investments -- net..........      5,814,120      21,484,742      (9,812,644)
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions -- net.........             --         337,475         771,019
                                 ------------    ------------    ------------
Total realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions -- net.........     12,677,797      59,921,393      20,411,662
                                 ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $ 16,202,590    $ 64,184,162    $ 27,246,085
                                 ------------    ------------    ------------
                                 ------------    ------------    ------------
*Net of withholding tax.......             --    $    163,601    $    335,057
                                 ------------    ------------    ------------
                                 ------------    ------------    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 INTERMEDIATE     LONG TERM
                                    GROWTH           HIGH         GOVERNMENT      CORPORATE         MONEY          MULTIPLE
                                    STOCK           YIELD            BOND            BOND          RESERVE         STRATEGY
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTES 1C &
  1D):
Interest and discount
  earned*.....................   $    773,393    $ 12,726,990    $15,233,865     $  8,606,736    $ 30,761,655    $  24,322,209
Dividends*....................      2,819,347         559,550             --               --              --       14,690,338
Other income..................             --         152,279         46,440           10,737              --           40,997
                                 ------------    ------------    ------------    ------------    ------------    -------------
Total income..................      3,592,740      13,438,819     15,280,305        8,617,473      30,761,655       39,053,544
                                 ------------    ------------    ------------    ------------    ------------    -------------
EXPENSES:
Investment advisory fees (Note
  2)..........................        964,928         436,355        707,215          389,795       1,777,662        4,235,421
Custodian fees................         29,670          23,709         24,885           17,564          24,225          349,038
Professional fees.............         15,067           9,053         13,431            8,998           7,085           61,985
Printing and shareholder
  reports.....................          4,361           2,371          3,430            1,880          10,636           22,218
Accounting services (Note
  2)..........................         52,073          26,527         38,615           21,456          98,067          229,239
Pricing services..............            248           7,209          1,368            5,931              --            8,673
Transfer agent fees (Note
  2)..........................          5,009           5,007          5,009            5,009           4,966            5,009
Directors' fees and
  expenses....................          2,129           1,001          1,796              948           4,160            9,468
Registration fees (Note 1e)...          8,220           2,251             10               10              --               --
Interest expense..............             --              --             --               --             166               --
Other.........................          6,106           2,064          3,517            2,196           6,969           35,276
                                 ------------    ------------    ------------    ------------    ------------    -------------
Total expenses before
  reimbursement...............      1,087,811         515,547        799,276          453,787       1,933,936        4,956,327
Reimbursement of expenses
  (Note 2)....................             --              --             --               --              --               --
                                 ------------    ------------    ------------    ------------    ------------    -------------
Expenses after
  reimbursement...............      1,087,811         515,547        799,276          453,787       1,933,936        4,956,327
                                 ------------    ------------    ------------    ------------    ------------    -------------
Investment income -- net......      2,504,929      12,923,272     14,481,029        8,163,686      28,827,719       34,097,217
                                 ------------    ------------    ------------    ------------    ------------    -------------
REALIZED & UNREALIZED GAIN
  (LOSS) ON INVESTMENTS &
  FOREIGN CURRENCY
  TRANSACTIONS -- NET (NOTES
  1D, 1F, 1G & 3):
Realized gain on investments
  -- net......................     61,578,644       2,071,929      1,693,013          280,864          25,403      140,368,645
Realized gain (loss) on
  foreign currency
  transactions -- net.........             --              --             --               --              --        4,345,152
Change in unrealized
  appreciation/depreciation on
  investments -- net..........     17,653,072      (1,170,500)     1,323,117        1,666,005          39,664       44,433,197
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions -- net.........             --              --             --               --              --        1,635,298
                                 ------------    ------------    ------------    ------------    ------------    -------------
Total realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions -- net.........     79,231,716         901,429      3,016,130        1,946,869          65,067      190,782,292
                                 ------------    ------------    ------------    ------------    ------------    -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $ 81,736,645    $ 13,824,701    $17,497,159     $ 10,110,555    $ 28,892,786    $ 224,879,509
                                 ------------    ------------    ------------    ------------    ------------    -------------
                                 ------------    ------------    ------------    ------------    ------------    -------------
*Net of withholding tax.......   $     22,302              --             --               --              --    $     671,382
                                 ------------    ------------    ------------    ------------    ------------    -------------
                                 ------------    ------------    ------------    ------------    ------------    -------------

                                  NATURAL
                                 RESOURCES
                                 PORTFOLIO
------------------------------
INVESTMENT INCOME (NOTES 1C &
  1D):
Interest and discount
  earned*.....................  $     59,274
Dividends*....................       392,030
Other income..................            --
                                ------------
Total income..................       451,304
                                ------------
EXPENSES:
Investment advisory fees (Note
  2)..........................        76,282
Custodian fees................        17,211
Professional fees.............         5,005
Printing and shareholder
  reports.....................            41
Accounting services (Note
  2)..........................         5,841
Pricing services..............        12,860
Transfer agent fees (Note
  2)..........................         5,010
Directors' fees and
  expenses....................           311
Registration fees (Note 1e)...            --
Interest expense..............            --
Other.........................           741
                                ------------
Total expenses before
  reimbursement...............       123,302
Reimbursement of expenses
  (Note 2)....................       (18,204)
                                ------------
Expenses after
  reimbursement...............       105,098
                                ------------
Investment income -- net......       346,206
                                ------------
REALIZED & UNREALIZED GAIN
  (LOSS) ON INVESTMENTS &
  FOREIGN CURRENCY
  TRANSACTIONS -- NET (NOTES
  1D, 1F, 1G & 3):
Realized gain on investments
  -- net......................     1,508,773
Realized gain (loss) on
  foreign currency
  transactions -- net.........        (6,614)
Change in unrealized
  appreciation/depreciation on
  investments -- net..........    (3,952,460)
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions -- net.........          (428)
                                ------------
Total realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions -- net.........    (2,450,729)
                                ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $ (2,104,523)
                                ------------
                                ------------
*Net of withholding tax.......  $     27,915
                                ------------
                                ------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                      BALANCED PORTFOLIO            CAPITAL STOCK PORTFOLIO
                                 ----------------------------    ------------------------------
                                         FOR THE YEAR                     FOR THE YEAR
                                      ENDED DECEMBER 31,               ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET       ----------------------------    ------------------------------
ASSETS:                              1997            1996            1997             1996
-----------------------------------------------------------------------------------------------
OPERATIONS:
Investment income -- net......   $  3,524,793    $  3,578,627    $   4,262,769    $   5,747,305
Realized gain (loss) on
  investments and foreign
  currency transactions --
  net.........................      6,863,677      10,123,967       38,099,176       14,653,340
Change in unrealized
  appreciation/depreciation on
  investments -- net..........      5,814,120      (4,709,010)      21,484,742       21,343,267
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions -- net.........             --              --          337,475         (334,683)
                                 ------------    ------------    -------------    -------------
Net increase in net assets
  resulting from operations...     16,202,590       8,993,584       64,184,162       41,409,229
                                 ------------    ------------    -------------    -------------
DIVIDENDS & DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 1H):
Investment income -- net......     (1,769,755)     (3,754,719)      (2,802,893)      (5,548,969)
Realized gain on investments
  -- net......................    (10,156,193)     (1,979,516)     (14,170,818)     (36,850,216)
                                 ------------    ------------    -------------    -------------
Net decrease in net assets
  resulting from dividends and
  distributions to
  shareholders................    (11,925,948)     (5,734,235)     (16,973,711)     (42,399,185)
                                 ------------    ------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Net increase (decrease) in net
  assets derived from capital
  share transactions..........      5,194,624      (1,587,274)      (1,104,085)      37,729,131
                                 ------------    ------------    -------------    -------------
NET ASSETS:
Total increase in net
  assets......................      9,471,266       1,672,075       46,106,366       36,739,175
Beginning of year.............     98,852,752      97,180,677      289,696,069      252,956,894
                                 ------------    ------------    -------------    -------------
End of year*..................   $108,324,018    $ 98,852,752    $ 335,802,435    $ 289,696,069
                                 ------------    ------------    -------------    -------------
                                 ------------    ------------    -------------    -------------
*Undistributed investment
  income -- net (Note 1i).....   $  3,524,791    $  1,769,753    $   6,263,968    $   2,458,189
                                 ------------    ------------    -------------    -------------
                                 ------------    ------------    -------------    -------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   GLOBAL STRATEGY PORTFOLIO           GROWTH STOCK PORTFOLIO             HIGH YIELD PORTFOLIO
                                 ------------------------------    ------------------------------    ------------------------------
                                          FOR THE YEAR                      FOR THE YEAR                      FOR THE YEAR
                                       ENDED DECEMBER 31,                ENDED DECEMBER 31,                ENDED DECEMBER 31,
                                 ------------------------------    ------------------------------    ------------------------------
                                     1997             1996             1997             1996             1997             1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income -- net......   $   6,834,423    $   6,775,983    $   2,504,929    $   2,721,855    $  12,923,272    $  10,963,073
Realized gain (loss) on
  investments and foreign
  currency transactions --
  net.........................      29,453,287       17,848,788       61,578,644       26,418,543        2,071,929       (2,249,032)
Change in unrealized
  appreciation/depreciation on
  investments -- net..........      (9,812,644)       8,986,014       17,653,072        8,765,971       (1,170,500)       4,434,110
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions -- net.........         771,019       (4,745,969)              --               --               --               --
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net increase in net assets
  resulting from operations...      27,246,085       28,864,816       81,736,645       37,906,369       13,824,701       13,148,151
                                 -------------    -------------    -------------    -------------    -------------    -------------
DIVIDENDS & DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 1H):
Investment income -- net......      (7,598,726)      (5,458,261)      (1,545,546)      (1,964,991)     (12,749,959)     (10,832,795)
Realized gain on investments
  -- net......................      (8,739,339)      (1,312,483)     (26,338,683)      (4,499,465)              --               --
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net decrease in net assets
  resulting from dividends and
  distributions to
  shareholders................     (16,338,065)      (6,770,744)     (27,884,229)      (6,464,456)     (12,749,959)     (10,832,795)
                                 -------------    -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Net increase (decrease) in net
  assets derived from capital
  share transactions..........       5,067,046       (2,247,227)      38,504,908       25,071,360       19,046,241       13,949,891
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS:
Total increase in net
  assets......................      15,975,066       19,846,845       92,357,324       56,513,273       20,120,983       16,265,247
Beginning of year.............     232,529,584      212,682,739      240,665,705      184,152,432      123,643,395      107,378,148
                                 -------------    -------------    -------------    -------------    -------------    -------------
End of year*..................   $ 248,504,650    $ 232,529,584    $ 333,023,029    $ 240,665,705    $ 143,764,378    $ 123,643,395
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------    -------------
*Undistributed investment
  income -- net (Note 1i).....   $   9,377,194    $   8,036,323    $   2,482,094    $   1,522,711    $   1,154,388    $   1,062,860
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------    -------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Statements of Changes in Net Assets  (Concluded)
--------------------------------------------------------------------------------

                                    INTERMEDIATE GOVERNMENT             LONG TERM CORPORATE
                                         BOND PORTFOLIO                    BOND PORTFOLIO
                                 ------------------------------    ------------------------------
                                          FOR THE YEAR                      FOR THE YEAR
                                       ENDED DECEMBER 31,                ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET       ------------------------------    ------------------------------
ASSETS:                              1997             1996             1997             1996
-------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income -- net......   $  14,481,029    $  15,660,907    $   8,163,686    $   8,329,370
Realized gain (loss) on
  investments and foreign
  currency transactions --
  net.........................       1,693,013       (1,979,485)         280,864          920,219
Change in unrealized
  appreciation/depreciation on
  investments -- net..........       1,323,117       (8,361,032)       1,666,005       (6,179,230)
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions -- net.........              --               --               --               --
                                 -------------    -------------    -------------    -------------
Net increase (decrease) in net
  assets resulting from
  operations..................      17,497,159        5,320,390       10,110,555        3,070,359
                                 -------------    -------------    -------------    -------------
DIVIDENDS & DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 1H):
Investment income -- net......     (14,518,659)     (15,606,904)      (8,076,935)      (8,263,502)
Realized gain on investments
  -- net......................              --               --               --               --
                                 -------------    -------------    -------------    -------------
Net decrease in net assets
  resulting from dividends and
  distributions to
  shareholders................     (14,518,659)     (15,606,904)      (8,076,935)      (8,263,502)
                                 -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Net increase (decrease) in net
  assets derived from capital
  share transactions..........      (2,629,974)      (7,190,485)       4,724,500       (1,851,763)
                                 -------------    -------------    -------------    -------------
NET ASSETS:
Total increase (decrease) in
  net assets..................         348,526      (17,476,999)       6,758,120       (7,044,906)
Beginning of year.............     221,863,009      239,340,008      117,987,978      125,032,884
                                 -------------    -------------    -------------    -------------
End of year*..................   $ 222,211,535    $ 221,863,009    $ 124,746,098    $ 117,987,978
                                 -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------
*Undistributed investment
  income -- net (Note 1i).....   $   1,285,094    $   1,322,724    $     812,664    $     725,913
                                 -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   MONEY RESERVE PORTFOLIO         MULTIPLE STRATEGY PORTFOLIO      NATURAL RESOURCES PORTFOLIO
                                -----------------------------   ---------------------------------   ---------------------------
                                        FOR THE YEAR                      FOR THE YEAR                     FOR THE YEAR
                                     ENDED DECEMBER 31,                ENDED DECEMBER 31,               ENDED DECEMBER 31,
                                -----------------------------   ---------------------------------   ---------------------------
                                    1997            1996             1997              1996             1997           1996
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income -- net......  $  28,827,719   $  29,126,650   $    34,097,217   $    38,414,192   $    346,206   $    427,894
Realized gain (loss) on
  investments and foreign
  currency transactions --
  net.........................         25,403          32,716       144,713,797        67,574,916      1,502,159      1,250,205
Change in unrealized
  appreciation/depreciation on
  investments -- net..........         39,664        (271,048)       44,433,197        53,357,529     (3,952,460)     1,446,535
Change in unrealized
  appreciation/depreciation on
  foreign currency
  transactions -- net.........             --              --         1,635,298        (1,704,878)          (428)          (407)
                                -------------   -------------   ---------------   ---------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations..................     28,892,786      28,888,318       224,879,509       157,641,759     (2,104,523)     3,124,227
                                -------------   -------------   ---------------   ---------------   ------------   ------------
DIVIDENDS & DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 1H):
Investment income -- net......    (28,827,719)    (29,126,650)      (20,339,088)      (42,049,050)      (188,225)      (441,716)
Realized gain on investments
  -- net......................        (25,403)        (32,716)      (64,589,169)     (113,303,779)            --             --
                                -------------   -------------   ---------------   ---------------   ------------   ------------
Net decrease in net assets
  resulting from dividends and
  distributions to
  shareholders................    (28,853,122)    (29,159,366)      (84,928,257)     (155,352,829)      (188,225)      (441,716)
                                -------------   -------------   ---------------   ---------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
Net increase (decrease) in net
  assets derived from capital
  share transactions..........    (32,011,967)    (10,478,219)      (21,605,127)       39,539,413     (5,384,753)     1,312,192
                                -------------   -------------   ---------------   ---------------   ------------   ------------
NET ASSETS:
Total increase (decrease) in
  net assets..................    (31,972,303)    (10,749,267)      118,346,125        41,828,343     (7,677,501)     3,994,703
Beginning of year.............    557,689,664     568,438,931     1,211,184,879     1,169,356,536     25,029,440     21,034,737
                                -------------   -------------   ---------------   ---------------   ------------   ------------
End of year*..................  $ 525,717,361   $ 557,689,664   $ 1,329,531,004   $ 1,211,184,879   $ 17,351,939   $ 25,029,440
                                -------------   -------------   ---------------   ---------------   ------------   ------------
                                -------------   -------------   ---------------   ---------------   ------------   ------------
*Undistributed investment
  income -- net (Note 1i).....             --              --   $    39,812,711   $    21,709,430   $    339,424   $    188,057
                                -------------   -------------   ---------------   ---------------   ------------   ------------
                                -------------   -------------   ---------------   ---------------   ------------   ------------


--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Financial Highlights
--------------------------------------------------------------------------------

                                               BALANCED PORTFOLIO
                                ------------------------------------------------
                                        FOR THE YEAR ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET      ------------------------------------------------
ASSET VALUE:                      1997      1996      1995      1994      1993
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................  $  15.36  $  14.86  $  13.27  $  14.62  $  13.70
                                --------  --------  --------  --------  --------
Investment income -- net......       .51       .54       .60       .61       .50
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........      1.76       .83      2.07     (1.21)     1.35
                                --------  --------  --------  --------  --------
Total from investment
  operations..................      2.27      1.37      2.67      (.60)     1.85
                                --------  --------  --------  --------  --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......      (.27)     (.57)     (.62)     (.53)     (.75)
Realized gain on investments
  -- net......................     (1.58)     (.30)     (.46)     (.22)     (.18)
                                --------  --------  --------  --------  --------
Total dividends and
  distributions...............     (1.85)     (.87)    (1.08)     (.75)     (.93)
                                --------  --------  --------  --------  --------
Net asset value, end of
  year........................  $  15.78  $  15.36  $  14.86  $  13.27  $  14.62
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................    16.93%     9.76%    21.59%    (4.28%)   14.31%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
  reimbursement...............      .39%      .39%      .38%      .40%      .43%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Expenses......................      .39%      .39%      .38%      .40%      .43%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Investment income -- net......     3.40%     3.63%     4.47%     4.28%     3.72%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................  $108,324  $ 98,853  $ 97,181  $ 75,893  $ 88,018
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Portfolio turnover............   143.20%   234.79%    32.92%    46.94%    25.38%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Average commission rate
  paid++......................  $  .0607  $  .0611        --        --        --
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------

---------------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.
 ++ For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. For certain Portfolios, the "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            CAPITAL STOCK PORTFOLIO                          GLOBAL STRATEGY PORTFOLIO
                                ------------------------------------------------  ------------------------------------------------
                                        FOR THE YEAR ENDED DECEMBER 31,                   FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------------------------------  ------------------------------------------------
                                 1997+     1996+      1995      1994      1993     1997+     1996+     1995+      1994      1993
----------------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................  $  23.25  $  23.88  $  21.64  $  25.73  $  23.22  $  16.80  $  15.25  $  14.54  $  15.42  $  13.23
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Investment income -- net......       .33       .46       .41       .29       .33       .47       .47       .52       .47       .36
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........      4.57      2.86      3.70     (1.50)     3.41      1.35      1.56       .94      (.71)     2.61
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total from investment
  operations..................      4.90      3.32      4.11     (1.21)     3.74      1.82      2.03      1.46      (.24)     2.97
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......      (.22)     (.47)     (.34)     (.28)     (.59)     (.55)     (.39)     (.55)     (.41)     (.60)
Realized gain on investments
  -- net......................     (1.14)    (3.48)    (1.53)    (2.60)     (.64)     (.63)     (.09)     (.20)     (.23)     (.18)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total dividends and
  distributions...............     (1.36)    (3.95)    (1.87)    (2.88)    (1.23)    (1.18)     (.48)     (.75)     (.64)     (.78)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
  year........................  $  26.79  $  23.25  $  23.88  $  21.64  $  25.73  $  17.44  $  16.80  $  15.25  $  14.54  $  15.42
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................    22.47%    16.54%    20.73%    (5.12%)   17.01%    11.72%    13.78%    10.44%    (1.62%)   23.73%
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
  reimbursement...............      .41%      .40%      .41%      .39%      .38%      .45%      .42%      .44%      .48%      .45%
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Expenses......................      .41%      .40%      .41%      .39%      .38%      .45%      .42%      .44%      .48%      .46%
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Investment income -- net......     1.38%     2.11%     1.98%     1.32%     1.43%     2.69%     3.02%     3.59%     3.22%     3.27%
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................  $335,802  $289,696  $252,957  $206,647  $223,971  $248,505  $232,530  $212,683  $223,493  $182,672
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Portfolio turnover............    90.19%    74.30%   130.54%    71.19%   100.12%   108.04%   160.89%    26.81%    27.31%    30.53%
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Average commission rate
  paid++......................  $  .0281  $  .0264        --        --        --  $  .0155  $  .0160        --        --        --
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.
 ++ For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. For certain Portfolios, the "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                             GROWTH STOCK PORTFOLIO
                                ------------------------------------------------
                                        FOR THE YEAR ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET      ------------------------------------------------
ASSET VALUE:                      1997      1996      1995      1994      1993
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................  $  27.79  $  24.06  $  19.20  $  24.65  $  23.98
                                --------  --------  --------  --------  --------
Investment income -- net......       .24       .32       .15       .31       .32
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........      8.01      4.24      6.13     (1.81)     1.63
                                --------  --------  --------  --------  --------
Total from investment
  operations..................      8.25      4.56      6.28     (1.50)     1.95
                                --------  --------  --------  --------  --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......      (.18)     (.24)     (.23)     (.30)     (.41)
Realized gain on investments
  -- net......................     (3.04)     (.59)    (1.19)    (3.65)     (.87)
                                --------  --------  --------  --------  --------
Total dividends and
  distributions...............     (3.22)     (.83)    (1.42)    (3.95)    (1.28)
                                --------  --------  --------  --------  --------
Net asset value, end of
  year........................  $  32.82  $  27.79  $  24.06  $  19.20  $  24.65
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................    33.75%    19.57%    35.35%    (6.93%)    8.63%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
RATIOS TO AVERAGE NET ASSETS:
Expenses......................      .37%      .38%      .38%      .40%      .38%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Investment income -- net......      .86%     1.25%      .82%     1.53%     1.35%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................  $333,023  $240,666  $184,152  $101,702  $122,836
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Portfolio turnover............    84.90%    78.04%    87.66%   102.96%   160.29%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Average commission rate
  paid++......................  $  .0630  $  .0625        --        --        --
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------

---------------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.
 ++ For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. For certain Portfolios, the "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              HIGH YIELD PORTFOLIO
                                ------------------------------------------------
                                        FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------------------------------
                                 1997+     1996+     1995+      1994      1993
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................  $   9.15  $   8.99  $   8.53  $   9.68  $   9.10
                                --------  --------  --------  --------  --------
Investment income -- net......       .90       .89       .93      1.00       .94
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........       .04       .16       .46     (1.17)      .62
                                --------  --------  --------  --------  --------
Total from investment
  operations..................       .94      1.05      1.39      (.17)     1.56
                                --------  --------  --------  --------  --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......      (.90)     (.89)     (.93)     (.98)     (.98)
Realized gain on investments
  -- net......................        --        --        --        --        --
                                --------  --------  --------  --------  --------
Total dividends and
  distributions...............      (.90)     (.89)     (.93)     (.98)     (.98)
                                --------  --------  --------  --------  --------
Net asset value, end of
  year........................  $   9.19  $   9.15  $   8.99  $   8.53  $   9.68
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................    10.74%    12.32%    17.12%    (1.88%)   18.11%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
RATIOS TO AVERAGE NET ASSETS:
Expenses......................      .39%      .39%      .38%      .41%      .43%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Investment income -- net......     9.67%     9.77%    10.25%    10.88%    10.17%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................  $143,764  $123,643  $107,378  $ 82,421  $ 94,739
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Portfolio turnover............    60.94%    50.48%    63.39%    63.43%    73.01%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Average commission rate
  paid++......................        --        --        --        --        --
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.
 ++ For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. For certain Portfolios, the "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                       INTERMEDIATE GOVERNMENT PORTFOLIO
                                ------------------------------------------------
                                        FOR THE YEAR ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET      ------------------------------------------------
ASSET VALUE:                     1997+     1996+     1995+     1994+      1993
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................  $  10.93  $  11.41  $  10.32  $  12.02  $  11.75
                                --------  --------  --------  --------  --------
Investment income -- net......       .73       .76       .78       .75       .83
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........       .15      (.49)     1.10     (1.30)      .50
                                --------  --------  --------  --------  --------
Total from investment
  operations..................       .88       .27      1.88      (.55)     1.33
                                --------  --------  --------  --------  --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......      (.73)     (.75)     (.79)     (.75)     (.84)
Realized gain on investments
  -- net......................        --        --        --      (.39)     (.22)
In excess of realized gain on
  investments -- net..........        --        --        --      (.01)       --
                                --------  --------  --------  --------  --------
Total dividends and
  distributions...............      (.73)     (.75)     (.79)    (1.15)    (1.06)
                                --------  --------  --------  --------  --------
Net asset value, end of
  year........................  $  11.08  $  10.93  $  11.41  $  10.32  $  12.02
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................     8.42%     2.61%    18.87%    (4.78%)   11.20%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
RATIOS TO AVERAGE NET ASSETS:
Expenses......................      .37%      .38%      .38%      .37%      .36%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Investment income -- net......     6.74%     6.85%     7.22%     6.89%     6.42%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Investment income -- net, and
  realized gain on investments
  -- net......................        --        --        --        --        --
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................  $222,212  $221,863  $239,340  $218,611  $284,495
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Portfolio turnover............    41.23%    29.35%    57.38%   140.55%   113.61%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------

---------------

  * Total investment returns exclude insurance-related fees and expenses. + Based on average shares outstanding.
 ++  Amount is less than $.01 per share.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       LONG TERM CORPORATE BOND PORTFOLIO                     MONEY RESERVE PORTFOLIO
                                ------------------------------------------------  ------------------------------------------------
                                        FOR THE YEAR ENDED DECEMBER 31,                   FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------------------------------  ------------------------------------------------
                                 1997+     1996+     1995+     1994+      1993      1997      1996      1995      1994      1993
----------------------------------------------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................  $  11.53  $  12.02  $  10.72  $  12.59  $  12.07  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Investment income -- net......       .79       .80       .83       .81       .83       .05       .05       .06       .04       .03
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........       .18      (.50)     1.30     (1.42)      .68        --        --        --        --        --
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total from investment
  operations..................       .97       .30      2.13      (.61)     1.51       .05       .05       .06       .04       .03
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......      (.78)     (.79)     (.83)     (.82)     (.83)     (.05)     (.05)     (.06)     (.04)     (.03)
Realized gain on investments
  -- net......................        --        --        --      (.44)     (.16)       --++       --++       --       --       --
In excess of realized gain on
  investments -- net..........        --        --        --        --        --        --        --        --        --        --
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total dividends and
  distributions...............      (.78)     (.79)     (.83)    (1.26)     (.99)     (.05)     (.05)     (.06)     (.04)     (.03)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
  year........................  $  11.72  $  11.53  $  12.02  $  10.72  $  12.59  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................     8.80%     2.77%    20.66%    (5.13%)   13.01%     5.43%     5.33%     5.81%     4.04%     3.08%
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
RATIOS TO AVERAGE NET ASSETS:
Expenses......................      .38%      .39%      .40%      .39%      .38%      .36%      .36%      .35%      .36%      .36%
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Investment income -- net......     6.87%     6.90%     7.32%     7.16%     6.65%        --        --        --        --        --
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Investment income -- net, and
  realized gain on investments
  -- net......................        --        --        --        --        --     5.30%     5.16%     5.67%     4.00%     3.03%
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................  $124,746  $117,988  $125,033  $111,878  $139,321  $525,717  $557,690  $568,439  $583,992  $546,710
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Portfolio turnover............   107.02%    92.45%   110.49%   134.53%   110.53%        --        --        --        --        --
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

  * Total investment returns exclude insurance-related fees and expenses. + Based on average shares outstanding.
 ++  Amount is less than $.01 per share.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Financial Highlights  (Concluded)
--------------------------------------------------------------------------------

                                               MULTIPLE STRATEGY PORTFOLIO
                                ----------------------------------------------------------
                                             FOR THE YEAR ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET      ----------------------------------------------------------
ASSET VALUE:                      1997+       1996+       1995+       1994+        1993
------------------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................  $    17.13  $    17.24  $    16.22  $    19.84  $    18.70
                                ----------  ----------  ----------  ----------  ----------
Investment income -- net......         .47         .53         .56         .50         .54
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........        2.57        1.63        2.03       (1.39)       2.30
                                ----------  ----------  ----------  ----------  ----------
Total from investment
  operations..................        3.04        2.16        2.59        (.89)       2.84
                                ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......        (.29)       (.60)       (.48)       (.57)       (.88)
Realized gain on investments
  -- net......................        (.91)      (1.67)      (1.09)      (2.16)       (.82)
                                ----------  ----------  ----------  ----------  ----------
Total dividends and
  disatributions..............       (1.20)      (2.27)      (1.57)      (2.73)      (1.70)
                                ----------  ----------  ----------  ----------  ----------
Net asset value, end of
  year........................  $    18.97  $    17.13  $    17.24  $    16.22  $    19.84
                                ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................      19.17%      14.32%      17.55%      (5.05%)     16.66%
                                ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
  reimbursement...............        .39%        .39%        .38%        .38%        .36%
                                ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------
Expenses......................        .39%        .39%        .38%        .38%        .36%
                                ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------
Investment income -- net......       2.65%       3.26%       3.44%       2.97%       2.91%
                                ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................  $1,329,531  $1,211,185  $1,169,357  $1,082,083  $1,237,336
                                ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------
Portfolio turnover............     108.41%     143.82%     140.83%      68.12%      91.08%
                                ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------
Average commission rate
  paid++......................  $    .0233  $    .0246          --          --          --
                                ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------

---------------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.
 ++ For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. For certain Portfolios, the "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NATURAL RESOURCES PORTFOLIO
                                ------------------------------------------------
                                        FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------------------------------
                                 1997+     1996+      1995      1994      1993
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA
AND RATIOS HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN
THE FINANCIAL STATEMENTS.
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year........................  $   9.19  $   8.17  $   7.43  $   7.53  $   7.01
                                --------  --------  --------  --------  --------
Investment income -- net......       .14       .16       .17       .17       .13
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net.........     (1.14)     1.03       .73      (.10)      .66
                                --------  --------  --------  --------  --------
Total from investment
  operations..................     (1.00)     1.19       .90       .07       .79
                                --------  --------  --------  --------  --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
Investment income -- net......      (.07)     (.17)     (.16)     (.17)     (.27)
Realized gain on investments
  -- net......................        --        --        --        --        --
                                --------  --------  --------  --------  --------
Total dividends and
  disatributions..............      (.07)     (.17)     (.16)     (.17)     (.27)
                                --------  --------  --------  --------  --------
Net asset value, end of
  year........................  $   8.12  $   9.19  $   8.17  $   7.43  $   7.53
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:*
Based on net asset value per
  share.......................   (10.97%)   14.72%    12.22%      .88%    11.65%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
  reimbursement...............      .50%      .50%      .47%      .50%      .50%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Expenses......................      .59%      .57%      .47%      .59%      .59%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Investment income -- net......     1.65%     1.79%     1.99%     2.23%     2.00%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
SUPPLEMENTAL DATA:
Net assets, end of year (in
  thousands)..................  $ 17,352  $ 25,029  $ 21,035  $ 21,455  $ 18,437
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Portfolio turnover............    24.10%    31.29%    38.50%    48.16%    65.26%
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------
Average commission rate
  paid++......................  $  .0283  $  .0231        --        --        --
                                --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------

  *  Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.
 ++ For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. For certain Portfolios, the "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, with the exceptions of Global Strategy Portfolio and Natural Resources Portfolio, which are classified as non-diversified. The Fund offers its shares to Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") and Monarch Life Insurance Company (an insurance company not affiliated with ML & Co.)) separate accounts to fund benefits under certain variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund.

(A) VALUATION OF INVESTMENTS -- Money Reserve and Multiple Strategy Portfolios:
Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.

Balanced, Capital Stock, Global Strategy, Growth Stock, High Yield, Intermediate Government Bond, Long Term Corporate Bond, Multiple Strategy and Natural Resources Portfolios: Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities other than money market securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

(B) REPURCHASE AGREEMENTS -- The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(C) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------
dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(E) PREPAID REGISTRATION FEES -- Prepaid registration fees are charged to expense as the related shares are issued.

(F) DERIVATIVE FINANCIAL INSTRUMENTS -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- FOREIGN CURRENCY OPTIONS AND FUTURES -- Certain Portfolios may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

- FORWARD FOREIGN EXCHANGE CONTRACTS -- Global Strategy, Multiple Strategy and Natural Resources Portfolios are authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts. Premium or discount is amortized over the life of the contracts.

- OPTIONS -- Certain Portfolios are authorized to write and purchase call and put options. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

- FINANCIAL FUTURES CONTRACTS -- Multiple Strategy and Natural Resources Portfolios may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(G) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

(H) DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(I) RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. MLAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the aggregate average daily value of the ten combined Portfolios' net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $250 million, 0.45% of the next $50 million, 0.40% of the next $100 million, 0.35% of the next $400 million, and 0.30% of average daily net assets in excess of $800 million.

MLAM, Merrill Lynch Life Agency, Inc. and Monarch Life Insurance Co. ("Monarch") entered into an agreement which provided that Monarch will reimburse the Fund's expenses with respect to each Portfolio, to the extent that these expenses exceed 0.50% of the Portfolio's average daily net assets.

For the year ended December 31, 1997, the Natural Resources Portfolio was reimbursed in the amount of $18,204.

Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., earned commissions on the execution of portfolio security transactions aggregating $3,327 in the Balanced Portfolio, $29,260 in the Capital Stock Portfolio, $27,742 in the Global Strategy Portfolio, $9,420 in the Growth Stock Portfolio, $75,578 in the Multiple Strategy Portfolio, and $2,670 in the Natural Resources Portfolio.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the year ended December 31, 1997, Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, was paid by Balanced Portfolio $260; Global Strategy $112; Growth Stock Portfolio $18; High Yield Portfolio $5,515; Intermediate Government Portfolio $1,643; Long Term Corporate Bond Portfolio $5,345; and Multiple Strategy Portfolio $272 for security price quotations to compute the net asset value of the Portfolios.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, MLFDS, PSI, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were as follows:

                                                                                                INTERMEDIATE  LONG TERM
                                           CAPITAL        GLOBAL                                GOVERNMENT    CORPORATE
                             BALANCED       STOCK        STRATEGY    GROWTH STOCK  HIGH YIELD      BOND          BOND
                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Total Purchases..........  $130,591,531  $285,722,765  $255,359,036  $243,597,732  $84,911,075  $84,345,742  $122,434,380
                           ------------  ------------  ------------  ------------  -----------  -----------  ------------
                           ------------  ------------  ------------  ------------  -----------  -----------  ------------
Total Sales..............  $137,805,003  $301,600,490  $274,278,401  $237,206,207  $70,693,088  $88,622,245  $116,780,323
                           ------------  ------------  ------------  ------------  -----------  -----------  ------------
                           ------------  ------------  ------------  ------------  -----------  -----------  ------------

                              MULTIPLE        NATURAL
                              STRATEGY       RESOURCES
                             PORTFOLIO       PORTFOLIO
-------------------------
Total Purchases..........  $1,293,919,258  $   5,298,768
                           --------------  --------------
                           --------------  --------------
Total Sales..............  $1,457,152,261  $   9,926,287
                           --------------  --------------
                           --------------  --------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

As of December 31, 1997, unrealized appreciation/depreciation for Federal income tax purposes were as follows:

                                               CAPITAL        GLOBAL        GROWTH         HIGH
                                 BALANCED       STOCK        STRATEGY       STOCK         YIELD
                                 PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------
Appreciated securities........  $13,155,017  $ 66,616,484  $ 25,641,042  $ 60,390,717  $  6,279,075
Depreciated securities........   (1,684,535)  (10,979,995)  (13,123,087)   (6,880,207)   (6,449,923)
                                -----------  ------------  ------------  ------------  ------------
Net unrealized appreciation
  (depreciation)..............  $11,470,482  $ 55,636,489  $ 12,517,955  $ 53,510,510  $   (170,848)
                                -----------  ------------  ------------  ------------  ------------
                                -----------  ------------  ------------  ------------  ------------
Cost for Federal income tax
  purposes....................  $96,276,794  $280,326,507  $234,845,412  $279,038,540  $142,891,814
                                -----------  ------------  ------------  ------------  ------------
                                -----------  ------------  ------------  ------------  ------------
Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:
                                                                                       GLOBAL STRATEGY
                                  BALANCED PORTFOLIO     CAPITAL STOCK PORTFOLIO          PORTFOLIO
                                -----------------------  ------------------------  ------------------------
                                 REALIZED                 REALIZED    UNREALIZED    REALIZED    UNREALIZED
                                  GAINS     UNREALIZED      GAINS        GAINS        GAINS        GAINS
                                 (LOSSES)      GAINS      (LOSSES)     (LOSSES)     (LOSSES)     (LOSSES)
-----------------------------------------------------------------------------------------------------------
Long-term securities..........  $6,863,685  $11,562,712  $36,429,868  $55,816,109  $27,348,043  $12,631,177
Short-term securities.........          (8)          --           --           --           70           --
Forward foreign exchange
  contracts...................          --           --    1,774,524        5,290    5,609,608      (35,680)
Foreign currency
  transactions................          --           --     (105,216)      (2,869)  (3,504,434)     (28,347)
                                ----------  -----------  -----------  -----------  -----------  -----------
Total.........................  $6,863,677  $11,562,712  $38,099,176  $55,818,530  $29,453,287  $12,567,150
                                ----------  -----------  -----------  -----------  -----------  -----------
                                ----------  -----------  -----------  -----------  -----------  -----------

                                 GROWTH STOCK PORTFOLIO   HIGH YIELD PORTFOLIO
                                ------------------------  ---------------------
                                                           REALIZED
                                 REALIZED    UNREALIZED     GAINS     UNREALIZED
                                   GAINS        GAINS      (LOSSES)    LOSSES
------------------------------
long-term securities..........  $61,578,489  $53,511,051  $2,073,470  $(125,501)
Short-term securities.........          155           --      (1,541)       --
Forward foreign exchange
  contracts...................           --           --          --        --
Foreign currency
  transactions................           --           --          --        --
                                -----------  -----------  ----------  ---------
Total.........................  $61,578,644  $53,511,051  $2,071,929  $(125,501)
                                -----------  -----------  ----------  ---------
                                -----------  -----------  ----------  ---------
4. CAPITAL SHARE TRANSACTIONS:
Transactions in capital shares were as follows:

                                                                                        GLOBAL STRATEGY
                                   BALANCED PORTFOLIO     CAPITAL STOCK PORTFOLIO          PORTFOLIO
                                ------------------------  ------------------------  ------------------------
FOR THE YEAR ENDED                             DOLLAR                    DOLLAR                    DOLLAR
DECEMBER 31, 1997                 SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold...................     568,078  $  8,310,784   1,321,032  $ 33,221,813   1,636,636  $ 28,134,560
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     889,333    11,925,948     782,920    16,973,711   1,054,749    16,338,065
                                ----------  ------------  ----------  ------------  ----------  ------------
Total issued..................   1,457,411    20,236,732   2,103,952    50,195,524   2,691,385    44,472,625
Shares redeemed...............  (1,028,393)  (15,042,108) (2,028,833)  (51,299,609) (2,283,300)  (39,405,579)
                                ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).......     429,018  $  5,194,624      75,119  $ (1,104,085)    408,085  $  5,067,046
                                ----------  ------------  ----------  ------------  ----------  ------------
                                ----------  ------------  ----------  ------------  ----------  ------------

                                 GROWTH STOCK PORTFOLIO
                                ------------------------
FOR THE YEAR ENDED                             DOLLAR
DECEMBER 31, 1997                 SHARES       AMOUNT
------------------------------
Shares sold...................   2,701,024  $ 78,345,898
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........   1,147,972    27,884,229
                                ----------  ------------
Total issued..................   3,848,996   106,230,127
Shares redeemed...............  (2,362,876)  (67,725,219)
                                ----------  ------------
Net increase (decrease).......   1,486,120  $ 38,504,908
                                ----------  ------------
                                ----------  ------------

                                                                                        GLOBAL STRATEGY
                                   BALANCED PORTFOLIO     CAPITAL STOCK PORTFOLIO          PORTFOLIO
                                ------------------------  ------------------------  ------------------------
FOR THE YEAR ENDED                             DOLLAR                    DOLLAR                    DOLLAR
DECEMBER 31, 1996                 SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold...................     831,685  $ 12,144,003   1,760,273  $ 37,721,110   1,834,916  $ 28,028,627
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     402,709     5,734,235   2,087,885    42,399,185     457,483     6,770,744
                                ----------  ------------  ----------  ------------  ----------  ------------
Total issued..................   1,234,394    17,878,238   3,848,158    80,120,295   2,292,399    34,799,371
Shares redeemed...............  (1,336,006)  (19,465,512) (1,982,012)  (42,391,164) (2,401,439)  (37,046,598)
                                ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).......    (101,612) $ (1,587,274)  1,866,146  $ 37,729,131    (109,040) $ (2,247,227)
                                ----------  ------------  ----------  ------------  ----------  ------------
                                ----------  ------------  ----------  ------------  ----------  ------------

                                 GROWTH STOCK PORTFOLIO
                                ------------------------
FOR THE YEAR ENDED                             DOLLAR
DECEMBER 31, 1996                 SHARES       AMOUNT
------------------------------
Shares sold...................   4,026,810  $102,339,591
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     272,693     6,464,456
                                ----------  ------------
Total issued..................   4,299,503   108,804,047
Shares redeemed...............  (3,294,306)  (83,732,687)
                                ----------  ------------
Net increase (decrease).......   1,005,197  $ 25,071,360
                                ----------  ------------
                                ----------  ------------


--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

                                INTERMEDIATE   LONG TERM
                                 GOVERNMENT    CORPORATE       MONEY         MULTIPLE       NATURAL
                                    BOND          BOND        RESERVE        STRATEGY      RESOURCES
                                 PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------
Appreciated securities........  $  5,519,428  $  3,386,063  $     53,409  $  186,037,091  $ 2,715,802
Depreciated securities........    (1,266,478)     (793,974)      (45,452)    (36,081,433)  (4,641,366)
                                ------------  ------------  ------------  --------------  -----------
Net unrealized appreciation
  (depreciation)..............  $  4,252,950  $  2,592,089  $      7,957  $  149,955,658  $(1,925,564)
                                ------------  ------------  ------------  --------------  -----------
                                ------------  ------------  ------------  --------------  -----------
Cost for Federal income tax
  purposes....................  $215,660,483  $120,121,067  $531,749,893  $1,172,709,814  $19,097,701
                                ------------  ------------  ------------  --------------  -----------
                                ------------  ------------  ------------  --------------  -----------
Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:
                                INTERMEDIATE GOVERNMENT    LONG TERM CORPORATE        MONEY RESERVE
                                     BOND PORTFOLIO           BOND PORTFOLIO            PORTFOLIO
                                ------------------------  ----------------------  ----------------------
                                 REALIZED    UNREALIZED   REALIZED   UNREALIZED    REALIZED   UNREALIZED
                                   GAINS        GAINS       GAINS       GAINS       GAINS       GAINS
--------------------------------------------------------------------------------------------------------
Long-term securities..........  $ 1,693,013  $4,252,950   $ 280,864  $2,592,089          --         --
Short-term securities.........           --          --          --          --   $  25,403   $  9,532
Forward foreign exchange
  contracts...................           --          --          --          --          --         --
Foreign currency
  transactions................           --          --          --          --          --         --
                                -----------  -----------  ---------  -----------  ----------  ----------
Total.........................  $ 1,693,013  $4,252,950   $ 280,864  $2,592,089   $  25,403   $  9,532
                                -----------  -----------  ---------  -----------  ----------  ----------
                                -----------  -----------  ---------  -----------  ----------  ----------

                                 MULTIPLE STRATEGY PORTFOLIO       NATURAL RESOURCES PORTFOLIO
                                ------------------------------    ------------------------------
                                  REALIZED        UNREALIZED        REALIZED
                                    GAINS            GAINS            GAINS         UNREALIZED
                                  (LOSSES)         (LOSSES)         (LOSSES)          LOSSES
------------------------------
Long-term securities..........   $140,366,273     $150,859,250     $  1,508,765      $(1,872,354)
Short-term securities.........          2,372               --                8               --
Forward foreign exchange
  contracts...................     10,586,086          (35,645)
Foreign currency
  transactions................     (6,240,934)         (35,272)          (6,614)            (351)
                                -------------    -------------    -------------    -------------
Total.........................   $144,713,797     $150,788,333     $  1,502,159      $(1,872,705)
                                -------------    -------------    -------------    -------------
                                -------------    -------------    -------------    -------------
CLASS
4. CAPITAL SHARE TRANSACTIONS:
Transactions in capital shares were as follows:
                                                          INTERMEDIATE GOVERNMENT   LONG TERM CORPORATE BOND
                                  HIGH YIELD PORTFOLIO         BOND PORTFOLIO              PORTFOLIO
                                ------------------------  ------------------------  ------------------------
FOR THE YEAR ENDED                             DOLLAR                    DOLLAR                    DOLLAR
DECEMBER 31, 1997                 SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold...................   9,413,507  $ 86,287,875   1,009,170  $ 11,017,560   1,068,327  $ 12,304,021
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........   1,394,196    12,749,959   1,343,712    14,518,659     705,889     8,076,935
                                ----------  ------------  ----------  ------------  ----------  ------------
Total issued..................  10,807,703    99,037,834   2,352,882    25,536,219   1,774,216    20,380,956
Shares redeemed...............  (8,676,667)  (79,991,593) (2,601,561)  (28,166,193) (1,365,149)  (15,656,456)
                                ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).......   2,131,036  $ 19,046,241    (248,679) $ (2,629,974)    409,067  $  4,724,500
                                ----------  ------------  ----------  ------------  ----------  ------------
                                ----------  ------------  ----------  ------------  ----------  ------------
                                                                       MULTIPLE STRATEGY               NATURAL RESOURCES
                                   MONEY RESERVE PORTFOLIO                  PORTFOLIO                       PORTFOLIO
                                ------------------------------  ------------------------------  ------------------------------
FOR THE YEAR ENDED                                  DOLLAR                          DOLLAR                          DOLLAR
DECEMBER 31, 1997                  SHARES           AMOUNT         SHARES           AMOUNT         SHARES           AMOUNT
------------------------------
Shares sold...................    233,564,379    $ 233,564,379        812,025    $  14,159,217        808,890    $   7,579,209
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     28,853,463       28,853,463      5,378,611       84,928,257         20,775          188,225
                                -------------    -------------  -------------    -------------  -------------    -------------
Total issued..................    262,417,842      262,417,842      6,190,636       99,087,474        829,665        7,767,434
Shares redeemed...............   (294,429,809)    (294,429,809)    (6,793,644)    (120,692,601)    (1,415,905)     (13,152,187)
                                -------------    -------------  -------------    -------------  -------------    -------------
Net increase (decrease).......    (32,011,967)   $ (32,011,967)      (603,008)   $ (21,605,127)      (586,240)   $  (5,384,753)
                                -------------    -------------  -------------    -------------  -------------    -------------
                                -------------    -------------  -------------    -------------  -------------    -------------
                                                          INTERMEDIATE GOVERNMENT   LONG TERM CORPORATE BOND
                                  HIGH YIELD PORTFOLIO         BOND PORTFOLIO              PORTFOLIO
                                ------------------------  ------------------------  ------------------------
FOR THE YEAR ENDED                             DOLLAR                    DOLLAR                    DOLLAR
DECEMBER 31, 1996                 SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold...................   6,533,467  $ 58,786,187   1,107,678  $ 12,231,009     801,725  $  9,239,683
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........   1,207,222    10,832,795   1,428,977    15,606,904     719,303     8,263,502
                                ----------  ------------  ----------  ------------  ----------  ------------
Total issued..................   7,740,689    69,618,982   2,536,655    27,837,913   1,521,028    17,503,185
Shares redeemed...............  (6,167,098)  (55,669,091) (3,214,088)  (35,028,398) (1,689,020)  (19,354,948)
                                ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).......   1,573,591  $ 13,949,891    (677,433) $ (7,190,485)   (167,992) $ (1,851,763)
                                ----------  ------------  ----------  ------------  ----------  ------------
                                ----------  ------------  ----------  ------------  ----------  ------------
                                                               MULTIPLE STRATEGY         NATURAL RESOURCES
                                 MONEY RESERVE PORTFOLIO           PORTFOLIO                  PORTFOLIO
                                --------------------------  ------------------------  ------------------------
FOR THE YEAR ENDED                               DOLLAR                    DOLLAR                    DOLLAR
DECEMBER 31, 1996                  SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
------------------------------
Shares sold...................   196,701,637  $196,701,637     604,939  $  9,547,441   1,934,193  $ 16,931,833
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........    29,159,633    29,159,633  10,145,152   155,352,829      52,331       441,716
                                ------------  ------------  ----------  ------------  ----------  ------------
Total issued..................   225,861,270   225,861,270  10,750,091   164,900,270   1,986,524    17,373,549
Shares redeemed...............  (236,339,489) (236,339,489) (7,880,674) (125,360,857) (1,838,510)  (16,061,357)
                                ------------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).......   (10,478,219) $(10,478,219)  2,869,417  $ 39,539,413     148,014  $  1,312,192
                                ------------  ------------  ----------  ------------  ----------  ------------
                                ------------  ------------  ----------  ------------  ----------  ------------

--------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
Notes to Financial Statements  (Concluded)
--------------------------------------------------------------------------------

5. CAPITAL LOSS CARRYFORWARDS:

At December 31, 1997, the Fund had capital loss carryforwards of approximately $3,599,000 in the High Yield Portfolio, of which $3,019,000 expires in 1998, $349,000 expires in 1999 and $231,000 expires in 2005; $9,030,000 in the
Intermediate Government Bond Portfolio, of which $6,120,000 expires in 2002, $1,088,000 expires in 2003, $1,822,000 expires in 2004; $1,640,000 in the Long
Term Corporate Bond Portfolio, all of which expires in 2002; $1,638,000 in the Natural Resources Portfolio, of which $1,187,000 expires in 1998, $155,000 expires in 1999, and $296,000 expires in 2000. These amounts will be available to offset like amounts of any future taxable capital gains. Expired capital loss carryforward in the amount of $321,547 in the Natural Resources Portfolio has been reclassified to paid-in capital in excess of par.

6. COMMITMENTS:

At December 31, 1997, the Natural Resources Portfolio had entered into forward foreign exchange contracts under which it agreed to sell various foreign currencies with values of approximately $35,000.

7. LOANED SECURITIES:

At December 31, 1997, the Intermediate Government Bond Portfolio held US Treasury Notes having an aggregate value of approximately $3,200,000 as collateral for portfolio securities loaned having a market value of approximately $3,083,000; the Long Term Corporate Bond Portfolio held US Treasury Notes having an aggregate value of approximately $4,984,375 as collateral for portfolio securities loaned having a market value of approximately $4,834,000; the Multiple Strategy Portfolio held US Treasury Notes having an aggregate value of approximately $8,429,000 as collateral for portfolio securities loaned having a market value of approximately $8,392,000.

8. SUBSEQUENT EVENTS:

On January 2, 1998, the Board of Directors declared dividends and distributions per share payable on January 2, 1998 and January 9, 1998 to shareholders of record as of December 31, 1997 as follows:
                                                    ORDINARY     LONG-TERM
                                                     INCOME    CAPITAL GAINS
----------------------------------------------------------------------------
PORTFOLIO
Balanced..........................................  $ .656062  $    .865601
Capital Stock.....................................    .764485      2.641432
Global Strategy...................................   1.462785      1.375290
Growth Stock......................................   3.057979      3.254312
High Yield........................................    .079026            --
Intermediate Government Bond......................    .064093            --
Long Term Corporate Bond..........................    .076353            --
Multiple Strategy.................................   1.164900      1.415757
Natural Resources.................................    .183696            --

----------------------------------------------------------------------------

                      [This page intentionally left blank]

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  (a) Financial Statements contained in Part A:

   Financial Highlights:

    Balanced Portfolio for each of the years in the nine year period ended
     December 31, 1997 and the period May 1, 1988* to December 31, 1988.

    Capital Stock Portfolio for each of the years in the ten year period ended December 31, 1997.

    Global Strategy Portfolio for each of the years in the ten year period ended December 31, 1997.

    Growth Stock Portfolio for each of the years in the ten year period ended December 31, 1997.

    High Yield Portfolio for each of the years in the ten year period ended December 31, 1997.

    Intermediate Government Bond Portfolio for each of the years in the ten year period ended December 31, 1997.

    Long Term Corporate Bond Portfolio for each of the years in the ten year period ended December 31, 1997.

    Money Reserve Portfolio for each of the years in the ten year period ended December 31, 1997.

    Multiple Strategy Portfolio for each of the years in the ten year period ended December 31, 1997.

    Natural Resources Portfolio for each of the years in the ten year period ended December 31, 1997.

   Contained in Part B:

    With respect to each of the Fund's Portfolios:

    Schedules of Investments as of December 31, 1997.

    Statements of Assets and Liabilities as of December 31, 1997.

    Statements of Operations for the year ended December 31, 1997.

    Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 1997.

    Financial Highlights for each of the years in the five year period ended December 31, 1997.
--------
* Commencement of operations.

  (b) Exhibits:

 EXHIBIT
 NUMBER  DESCRIPTION
 ------- -----------
   1(a)  Articles of Incorporation of Registrant (a)
   1(b)  Articles of Amendment to Registrant's Articles of Incorporation (b)
   1(c)  Articles of Amendment to Registrant's Articles of Incorporation
         increasing the number of authorized shares of Registrant (c)
   1(d)  Certificate of Correction of Articles of Amendment of Registrant (d)
   1(e)  Articles Supplementary to Registrant's Articles of Incorporation
         relating to the redesignation of shares of common stock as Multiple
         Strategy Portfolio Common Stock (e)
   1(f)  Articles Supplementary to Registrant's Articles of Incorporation
         relating to the redesignation of shares of common stock as High Yield
         Portfolio Common Stock (f)
   1(g)  Form of Articles Supplementary to Registrant's Articles of
         Incorporation relating to the redesignation of shares of common stock as Natural Resources Portfolio Common Stock and Global Strategy
         Portfolio Common Stock (g)
   1(h)  Form of Articles of Amendment to Registrant's Articles of
         Incorporation increasing the number of authorized shares of Registrant
         (h)
   1(i)  Articles Supplementary to Registrant's Articles of Incorporation
         relating to the redesignation of shares of common stock as Balanced
         Portfolio Common Stock and increasing the authorized number of shares of Money Reserve Portfolio Common Stock (i)
   2     By-Laws of Registrant (j)
   3     None
   4     Specimen certificate for shares of common stock of Registrant (k)
   5(a)  Investment Advisory Agreement (l)
   5(b)  Sub-Advisory Agreement
   6     Form of Amended Distribution Agreement (m)
   7     None
   8     Form of Custodian Agreement (n)
   9(a)  Form of Transfer Agency, and Dividend Disbursing Agreement (o)
   9(b)  Form of Agreement relating to the use of the "Merrill Lynch" name (p)
   9(c)  Form of Amendment to Reimbursement Agreement (q)
  10     Opinion of Rogers & Wells (incorporated by reference to Registrant's
         Rule 24f-2 notice of February 20, 1997)
  11     Consent of Deloitte & Touche llp
  12     None
  13     None
  14     None
  15     None
  16     Calculation of Performance Data (r)
  27(a)  Financial Data Schedule--Balanced Portfolio
  27(b)  Financial Data Schedule--Capital Stock Portfolio

 EXHIBIT
 NUMBER  DESCRIPTION
 ------- -----------
  27(c)  Financial Data Schedule--Global Strategy Portfolio
  27(d)  Financial Data Schedule--Growth Stock Portfolio
  27(e)  Financial Data Schedule--High Yield Portfolio
  27(f)  Financial Data Schedule--Intermediate Government Bond Portfolio
  27(g)  Financial Data Schedule--Long Term Corporate Bond Portfolio
  27(h)  Financial Data Schedule--Money Reserve Portfolio
  27(i)  Financial Data Schedule--Multiple Strategy Portfolio
  27(j)  Financial Data Schedule--Natural Resources Portfolio

--------
(a) Incorporated by reference to Exhibit 1(a) filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1 ("Amendment No. 2").
(b) Incorporated by reference to Exhibit 1(b) filed with Amendment No. 2.
(c) Incorporated by reference to Exhibit 1(c) filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 4").
(d) Incorporated by reference to Exhibit 1(d) filed with Post-Effective Amendment No. 4.
(e) Incorporated by reference to Exhibit 1(e) filed with Post-Effective Amendment No. 4.
(f) Incorporated by reference to Exhibit 1(f) filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 5").
(g) Incorporated by reference to Exhibit 1(g) filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A.
(h) Incorporated by reference to Exhibit 1(h) filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 9").
(i) Incorporated by reference to Exhibit 1(i) filed with Post-Effective Amendment No. 9.
(j) Incorporated by reference to Exhibit 2 filed with Post-Effective Amendment No. 15.
(k) Incorporated by reference to Exhibit 4 filed with Post-Effective Amendment No. 5.

(l) Incorporated by reference to Exhibit 5(a) filed with Post-Effective Amendment No. 2.

    Incorporated by reference to Exhibit 5(b) filed with Post-Effective Amendment No. 19.
(m) Incorporated by reference to Exhibit 6 filed with Post-Effective Amendment No. 5.
(n) Incorporated by reference to Exhibit 8 filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1 ("Post-Effective Amendment No. 1").
(o) Incorporated by reference to Exhibit 9(a) filed with Post-Effective Amendment No. 1.
(p) Incorporated by reference to Exhibit 9(b) filed with Amendment No. 2.
(q) Incorporated by reference to Exhibit 9(c) filed with Post-Effective Amendment No. 5.
(r) Incorporated by reference to Exhibit 16 filed with Post-Effective Amendment No. 10.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  Registrant does not control any other person. Except that all of Registrant's issued and outstanding shares are and will be held by Monarch Life Insurance Company for its Variable Account A and by separate accounts of Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York, the Registrant is not under common control with any other person.

ITEM 26. NUMBERS OF HOLDERS OF SECURITIES.

                                                  NUMBER OF HOLDERS
                                                   AT FEBRUARY 28,
                     TITLE OF CLASS                     1998
                     --------------               -----------------
         Common Stock, par value $0.10 per share
           Balanced Portfolio...................           5
           Capital Stock Portfolio..............           5
           Global Strategy Portfolio............           5
           Growth Stock Portfolio...............           5
           High Yield Portfolio.................           5
           Intermediate Government Bond Portfo-
            lio.................................           5
           Long Term Corporate Bond Portfolio...           5
           Money Reserve Portfolio..............           5
           Multiple Strategy Portfolio..........           5
           Natural Resources Portfolio..........           5

--------
Note: The number of holders shown above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

ITEM 27. INDEMNIFICATION.

  Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under the Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant's Certificate of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement. The Registrant has obtained an officers' and directors' liability insurance policy for its officers and directors.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  Merrill Lynch Asset Management, L.P., doing business as Merrill Lynch Asset Management ("MLAM" or the "Investment Adviser"), acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch

Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc; and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as subadviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds For Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc., and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, and Worldwide DollarVest Fund, Inc.

  The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds For Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281.

  Set forth is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since November 1, 1993 for his own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of all or substantially all of the investment companies described in the preceding paragraph. Messrs. Giordano, Glenn, Harvey, Kirstein and Monagle are directors or officers of one or more of such companies.

                                                   OTHER SUBSTANTIAL BUSINESS,
                              POSITION WITH          PROFESSION, VOCATION OR
          NAME             INVESTMENT ADVISER              EMPLOYMENT
          ----             ------------------      ---------------------------
 Arthur Zeikel.........  Chairman and Director   Chairman and Director of FAM;
                                                  President of MLAM and FAM
                                                  (from 1977 to 1997); Chairman
                                                  and Director of Princeton
                                                  Services, Inc.; President of
                                                  Princeton Services (from
                                                  1993 to 1997); Executive Vice
                                                  President of
                                                  ML & Co., Inc.
 Terry K. Glenn........  Executive Vice          Executive Vice President and
                          President and           Director of FAM; President
                          Director                and Director of MLFD;
                                                  Executive Vice President and
                                                  Director of Princeton
                                                  Services, Inc.; President of
                                                  Princeton Administrators,
                                                  L.P. and Director of Merrill
                                                  Lynch Financial Data
                                                  Services, Inc. ("MLFDS")
 Linda L. Federici.....  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services
 Robert W. Crook.......  Senior Vice President   Senior Vice President of MLFD
                                                  since 1990 and Vice President
                                                  of MLAM and MLFD prior
                                                  thereto.
 Vincent R. Giordano...  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Elizabeth A. Griffin..  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Norman R. Harvey......  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Michael J.
 Hennewinkel...........  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Philip L. Kirstein....  Senior Vice President,  Senior Vice President, General
                          General Counsel and     Counsel and Secretary of FAM;
                          Secretary               Senior Vice President,
                                                  General Counsel, Director and
                                                  Secretary of Princeton
                                                  Services, Inc.; Director of
                                                  MLFD
 Ronald M. Kloss.......  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Deborah W. Landsman-
 Yaros.................  Senior Vice President   Senior Vice President of FAM;
                                                  Vice President of MLFD;
                                                  Senior Vice President of
                                                  Princeton Services
 Stephen M. M. Miller..  Senior Vice President   Executive Vice President of
                                                  Princeton Administrators,
                                                  L.P.; Senior Vice President
                                                  of Princeton Services, Inc.
 Joseph T. Monagle, Jr.  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Michael L. Quinn......  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.;
                                                  Managing Director and First
                                                  Vice President of Merrill
                                                  Lynch, Pierce, Fenner & Smith
                                                  Incorporated from 1989-1995
 Richard L. Reller.....  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.
 Gerald M. Richard.....  Senior Vice President   Senior Vice President and
                          and Treasurer           Treasurer of FAM; Senior Vice
                                                  President and Treasurer of
                                                  Princeton Services, Inc.;
                                                  Vice President and Treasurer
                                                  of MLFD

                                                  OTHER SUBSTANTIAL BUSINESS,
                              POSITION WITH         PROFESSION, VOCATION OR
          NAME             INVESTMENT ADVISER              EMPLOYMENT
          ----             ------------------     ---------------------------
 Gregory D. Upah.......  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services
 Ronald Welburn........  Senior Vice President   Senior Vice President of FAM;
                                                  Senior Vice President of
                                                  Princeton Services, Inc.

  Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc. Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

  Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since October 31, 1995, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert and Richard are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:

                              POSITION WITH              OTHER SUBSTANTIAL BUSINESS,
           NAME                 MLAM U.K.             PROFESSION, VOCATION OR EMPLOYMENT
           ----               -------------           ----------------------------------
 Arthur Zeikel........... Director and Chairman  Chairman of the Manager and FAM; President
                                                  of the Manager and FAM (from 1977 to
                                                  1997); Chairman and Director of Princeton
                                                  Services; President of Princeton Services
                                                  (from 1993 to 1997); Executive Vice
                                                  President of ML & Co.
 Alan J. Albert.......... Senior Managing        Vice President of the Manager.
                           Director
 Nicholas C. D. Hall..... Director               Director of Merrill Lynch Europe PLC;
                                                  General Counsel of Merrill Lynch
                                                  International Private Banking Group.
 Gerald M. Richard....... Senior Vice President  Senior Vice President and Treasurer of the
                                                  Manager and FAM; Senior Vice President and
                                                  Treasurer of Princeton Services; Vice
                                                  President and Treasurer of MLFD.
 Carol Ann Langham....... Company Secretary      None
 Debra Anne Searle....... Assistant Company      None
                           Secretary

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first two paragraphs of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and MLFD also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Officers Crook, Aldrich, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111.

                                                (2)                     (3)
                 (1)                   POSITIONS AND OFFICES   POSITIONS AND OFFICES
                 NAME                    WITH UNDERWRITER         WITH REGISTRANT
                 ----                  ---------------------   ----------------------
 Terry K. Glenn...................... President and Director   President and Director
 Richard L. Reller................... Director                 None
 Thomas J. Verage.................... Director                 None
 William E. Aldrich.................. Senior Vice President    None
 Robert W. Crook..................... Senior Vice President    None
 Michael J. Brady.................... Vice President           None
 William M. Breen.................... Vice President           None
 Michael G. Clark.................... Vice President           None
 James T. Fatseas.................... Vice President           None
 Debra W. Landsman-Yaros............. Vice President           None
 Michelle T. Lau..................... Vice President           None
 Gerald M. Richard................... Vice President and       Treasurer
                                       Treasurer
 Salvatore Venezia................... Vice President           None
 William Wasel....................... Vice President           None
 Robert Harris....................... Secretary                None

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the Rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, its custodian, The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286, and its transfer agent, Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31. MANAGEMENT SERVICES.

  Other than as set forth under the caption "Management of the Fund-- Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under the caption "Management of the Fund-- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

  The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 23rd day of April, 1998.

                                          Merrill Lynch Series Fund, Inc.

                                                    /s/ Terry K. Glenn
                                          By __________________________________
                                                (Terry K. Glenn, President)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURES                        TITLE                 DATE
         /s/ Terry K. Glenn            President and           April 23, 1997
-------------------------------------   Director (Principal
          (Terry K. Glenn)              Executive Officer)

                                       Treasurer (Principal
         Gerald M. Richard*             Financial and
-------------------------------------   Accounting Officer)
          Gerald M. Richard

          Jack B. Sunderland*          Director
-------------------------------------
        (Jack B. Sunderland)

         Stephen B. Swensrud*          Director
-------------------------------------
        (Stephen B. Swensrud)


      J. Thomas Touchton*              Director
-------------------------------------
        (J. Thomas Touchton)

         /s/ Terry K. Glenn
*By _________________________________                           April 23, 1997
           Terry K. Glenn
          Attorney-in-Fact

                                 EXHIBIT INDEX

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
 5(b)    Sub-Advisory Agreement by and between Merrill Lynch Asset Management,
         L.P. and Merrill Lynch Asset Management U.K. Limited
 11      Consent of Deloitte & Touche llp Independent Auditors (Incorporated by
         reference as C-11)
 27(a)   Financial Data Schedule--Balanced Portfolio
 27(b)   Financial Data Schedule--Capital Stock Portfolio
 27(c)   Financial Data Schedule--Global Strategy Portfolio
 27(d)   Financial Data Schedule--Growth Stock Portfolio
 27(e)   Financial Data Schedule--High Yield Portfolio
 27(f)   Financial Data Schedule--Intermediate Government Bond Portfolio
 27(g)   Financial Data Schedule--Long Term Corporate Bond Portfolio
 27(h)   Financial Data Schedule--Money Reserve Portfolio
 27(i)   Financial Data Schedule--Multiple Strategy Portfolio
 27(j)   Financial Data Schedule--Natural Resources Portfolio